UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2005 - October 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Municipal Bond Funds

> Annual Report

October 31, 2006

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Insured Long-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

>	The Vanguard Municipal Bond Funds posted returns ranging from 3.2% for
Vanguard Short-Term Tax-Exempt Fund (Investor Shares) to 6.7% for
Vanguard High-Yield Tax-Exempt Fund (Admiral Shares).

>	For the fiscal year, six of the seven Vanguard Municipal Bond Funds posted results that surpassed the average returns of their peers. Over the past decade,all seven funds have outperformed.

>	The Federal Reserve Board raised its target for the federal funds rate six times during the year, but left the target rate unchanged from August through the fiscal year-end.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	8
Vanguard Tax-Exempt Money Market Fund	11
Vanguard Short-Term Tax-Exempt Fund	18
Vanguard Limited-Term Tax-Exempt Fund	28
Vanguard Intermediate-Term Tax-Exempt Fund	38
Vanguard Insured Long-Term Tax-Exempt Fund	48
Vanguard Long-Term Tax-Exempt Fund	58
Vanguard High-Yield Tax-Exempt Fund	68
About Your Fund’s Expenses	79
Glossary	82

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2006
				SEC	Taxable
	Total	Income	Capital	Annualized	Equivalent
Vanguard Tax-Exempt Fund	Return	Return	Return	Yield[1]	Yield[2]

Money Market[3]	3.3%	3.3%	0.0%	3.46%	5.32%
Short-Term
Investor Shares	3.2	2.9	0.3	3.41	5.25
Admiral™ Shares[4]	3.3	3.0	0.3	3.48	5.35
Limited-Term
Investor Shares	3.4	3.3	0.1	3.54	5.45
Admiral Shares	3.4	3.4	0.0	3.61	5.55
Intermediate-Term
Investor Shares	5.1	4.3	0.8	3.78	5.82
Admiral Shares	5.2	4.4	0.8	3.85	5.92
Insured Long-Term
Investor Shares	6.0	4.8	1.2	3.87	5.95
Admiral Shares	6.1	4.8	1.3	3.94	6.06
Long-Term
Investor Shares	6.1	4.8	1.3	3.90	6.00
Admiral Shares	6.2	4.8	1.4	3.97	6.11
High-Yield
Investor Shares	6.6	4.7	1.9	4.06	6.25
Admiral Shares	6.7	4.8	1.9	4.13	6.35

1 7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.

2

This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

4	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

During the fiscal year ended October 31, 2006, the Vanguard Municipal Bond Funds posted respectable returns. After a sluggish start, the fixed income market staged a late rally as inflation concerns eased and the Federal Reserve Board took a break from its two-year monetary tightening campaign.

Among the seven Vanguard Municipal Bond Funds, the Short-Term Tax-Exempt Fund had the lowest return (3.2% for Investor Shares), and the High-Yield Tax-Exempt Fund had the highest (6.7% for Admiral Shares). These funds also had the lowest and highest yields at fiscal year-end. As of October 31, the Short-Term Tax-Exempt Fund Investor Shares had a yield of 3.41%, and the High-Yield Tax-Exempt Fund Admiral Shares had a yield of 4.13%. For investors in the highest federal income tax bracket (35%), the yields of these two funds were equivalent to taxable bond yields of 5.25% and 6.35%, respectively. The taxable equivalent yields for all of the funds are listed in the table on page 1.

Rate hikes and inflation concerns drove the bond market

The fixed income markets struggled to find their way through much of the year, with the back-and-forth pattern most pronounced among the longest-maturity bonds. The Fed tightened monetary policy by raising its target for the federal funds rate six times during the fiscal year, to 5.25%, and the yields of short-term issues followed closely behind. The yields of longer-term securities, by contrast, dipped early in the year, rose sharply on inflation worries in May, then finished the period a bit above their starting point.

The broad taxable bond market returned 5.2%. Corporate bonds generally outperformed government issues. Municipal bonds did better still.

Stocks produced fitful rallies and familiar patterns

U.S. stock prices advanced in fits and starts during the past 12 months, reflecting the uncertainty that pervaded the market for much of the period. The broad market rallied at the start of the fiscal year, buoyed by strong corporate earnings growth and vigorous economic expansion. In mid-May, as investors responded to increasingly pungent whiffs of inflation, anxiety moved to the fore, and market indexes pulled back sharply. In late summer, optimism regained the upper hand. The broad market staged a powerful rally to post a 12-month return of 16.6%.

As has been the case for much of the past five years, smaller-capitalization stocks outperformed large-caps, and value-oriented stocks bested their growth-oriented counterparts. International stocks were especially strong performers; European and emerging-markets stocks led the way.

In a challenging environment, the funds generated stable income

Municipal bond yields rose during much of the fiscal year, crested in June, then retreated over the last several months as inflation concerns eased. At the fiscal

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2006
	One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	5.2%	3.9%	4.5%
Lehman Municipal Bond Index	5.7	4.8	5.1
Citigroup 3-Month Treasury Bill Index	4.5	2.8	2.3

Stocks
Russell 1000 Index (Large-caps)	16.0%	11.9%	7.9%
Russell 2000 Index (Small-caps)	20.0	14.5	13.8
Dow Jones Wilshire 5000 Index (Entire market)	16.6	12.4	8.9
MSCI All Country World Index ex USA (International)	28.9	23.0	16.7

CPI
Consumer Price Index	1.3%	2.9%	2.6%

year’s end, municipal yields were higher than they started for short-term issues but significantly lower for the longest-term bonds.

Despite these market dynamics, the investment advisor’s focus on generating sustainable income remained sharp. In addition, with the exception of the Tax-Exempt Money Market Fund, all of the Municipal Bond Funds recorded increases in their share prices, as prices for the funds’ underlying bonds rose during the second half of the fiscal year. The Tax-Exempt Money Market Fund returned 3.3% while maintaining a net asset value of $1, as expected (but not guaranteed). Its short average maturity allowed the fund to quickly translate rising yields into higher returns. The fund’s 3.46% yield at the end of October represented a sizable increase from its year-earlier level of 2.59%.

Yields also rose for the Short-Term and Limited-Term Tax-Exempt Funds, which recorded modest share-price increases. For Investor Shares, the Short-Term Fund returned 3.2% and the Limited-Term Fund returned 3.4%. Funds with longer maturities posted more significant capital returns. For their Investor Shares, the Intermediate-Term Tax-Exempt Fund returned 5.1%, the Insured Long-Term Tax-Exempt Fund 6.0%, and the Long-Term Tax-Exempt Fund 6.1%.

Total Returns
Fiscal Year Ended October 31, 2006
		Average
	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund[1]
Money Market	3.3%	2.7%
Short-Term	3.2	3.0
Limited-Term	3.4	3.1
Intermediate-Term	5.1	4.3
Insured Long-Term	6.0	4.9
Long-Term	6.1	5.4
High-Yield	6.6	8.0

1	Derived from data provided by Lipper Inc.

The High-Yield Tax-Exempt Fund, whose Investor Shares posted a 6.6% return, had the largest share-price increase among the Municipal Bond Funds. The income portion of the fund’s return was essentially unchanged from the prior fiscal year. This was the only one of the seven funds to underperform its peer group in the most recent 12 months. The shortfall was not surprising, given the fund’s customary bias toward higher-quality issues in a market that has recently favored weaker fare. During the past year, a combination of strong financial performances among issuers and constrained supply drove yield-seeking investors toward the lower-quality end of the municipal market.

Over the long run, all the funds have outpaced their peers

As was the case for the High-Yield Tax-Exempt Fund in the past year, the Vanguard Municipal Bond Funds have occasionally lagged the average returns of their peers in the short term. Over longer periods, however, the advantage of these funds has been clear. During the past decade, the returns of all seven funds have topped their peer-group averages. This record is a tribute to the skill of the funds’ advisor and the powerful benefit of Vanguard’s low expenses.

The table below displays how a hypothetical investment of $10,000 in these funds would have grown over the past ten years.

Total Returns
Ten Years Ended October 31, 2006
				Final Value of a $10,000
	Average Annual Return			Initial Investment[1]
		Average		Average
	Vanguard	Competing	Vanguard	Competing
Tax-Exempt Fund Investor Shares	Fund	Fund	Fund	Fund	Difference
Money Market	2.6%	2.1%	$12,913	$12,270	$643
Short-Term	3.2	3.1	13,690	13,560	130
Limited-Term	3.9	3.4	14,656	14,020	636
Intermediate-Term	4.9	4.5	16,180	15,501	679
Insured Long-Term	5.8	4.8	17,544	15,942	1,602
Long-Term	5.7	4.9	17,453	16,123	1,330
High-Yield	5.7	5.3	17,450	16,682	768

1	Assuming reinvestment of all income dividends and capital gains distributions.

Note: Returns shown are rounded; dollar calculations are based on unrounded return figures.

Your fund’s low expenses allow the advisor to focus on quality

Over the years, we’ve often said that our Municipal Bond Funds performed well when compared with our competitors in large part because of the “performance tailwind” of low expenses. That might sound like a left-handed compliment to Vanguard Fixed Income Group (FIG), the funds’ advisor. But in fact, Vanguard’s low-cost structure helps FIG to focus its considerable credit-research and portfolio-management talents on developing strategies to produce portfolios characterized by peer-beating income and unimpeachable quality—a combination that is all too rare in the fixed income markets.

The municipal bond market has tens of thousand of issuers—from the largest state governments to the smallest local school districts. The funds’ low costs enable the portfolio managers to narrow that investable universe by focusing on higher-quality issues, rather than having to “stretch for yield” by investing in riskier securities.

For investors in higher tax brackets, we believe the Vanguard Municipal Bond Funds are an intelligent way to participate in the tax-exempt bond markets.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

November 14, 2006

Expense Ratios[1]
Your fund compared with its peer group
			Peer Group
	Investor	Admiral	Expense
Tax-Exempt Fund	Shares	Shares	Ratio
Money Market	0.13%	—	0.71%
Short-Term	0.16	0.09%	0.53
Limited-Term	0.16	0.09	0.84
Intermediate-Term	0.17	0.09	0.90
Insured Long-Term	0.16	0.09	1.16
Long-Term	0.16	0.09	1.11
High-Yield	0.17	0.09	1.20

1 Fund expense ratios reflect the 12 months ended October 31, 2006. Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2005.

Your Fund’s Performance at a Glance
October 31, 2005–October 31, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.032	$0.000
Short-Term
Investor Shares	15.53	15.58	0.443	0.000
Admiral Shares	15.53	15.58	0.455	0.000
Limited-Term
Investor Shares	10.71	10.72	0.344	0.000
Admiral Shares	10.71	10.72	0.352	0.000
Intermediate-Term
Investor Shares	13.26	13.37	0.556	0.000
Admiral Shares	13.26	13.37	0.566	0.000
Insured Long-Term
Investor Shares	12.56	12.68	0.577	0.037
Admiral Shares	12.56	12.68	0.586	0.037
Long-Term
Investor Shares	11.23	11.34	0.516	0.043
Admiral Shares	11.23	11.34	0.524	0.043
High-Yield
Investor Shares	10.71	10.91	0.491	0.000
Admiral Shares	10.71	10.91	0.499	0.000

Advisor’s Report

During the fiscal year ended

October 31, 2006, the Vanguard Municipal Bond Funds produced returns consistent with their market segments. The returns ranged from 3.2% for Vanguard Short-Term Tax-Exempt Fund (Investor Shares) to 6.7% for Vanguard High-Yield Tax-Exempt Fund (Admiral Shares).

The investment environment

The U.S. economy expanded during the funds’ fiscal year, though its rate of expansion slowed in the second half. In the third quarter of calendar year 2006, real gross domestic product grew at an annualized rate of 2.2%, a pace slightly below estimates of the economy’s potential long-run growth rate.

Robust global demand for U.S. exports and solid business investment spending were key drivers of growth, while the struggling housing and auto sectors created a drag on the economy. Consumer spending expanded at a decent 2.8% over the past year, as rising incomes and improved job prospects helped to partially mitigate high energy prices, the slumping housing market, and rising short-term interest rates. The U.S. labor market remains tight and continues to improve. The unemployment rate was 4.4% in October, the lowest level in more than five years.

Inflation concerns eased over the summer months, in part because of a sharp decline in energy prices. Since its June 2006 meeting, the Federal Reserve Board has left its target for short-term interest rates unchanged at 5.25%. At its most recent meeting, in October, the Fed noted that “some inflation risks remain” but added that the “extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth.”

The municipal bond market

The movement of U.S. Treasury and municipal bond yields during the fiscal year was a story in two parts. In the first half of the year, yields in both markets generally increased across the maturity spectrum (with the exception of the longest-term municipal bonds, whose yields decreased slightly). In the second half, Treasury and municipal yields of all maturities fell as inflation concerns eased. For the 12 months overall, short-term Treasury yields increased and longer-term rates were relatively unchanged. Short-term municipal yields also increased, but long-term yields fell significantly as prices for those issues increased.

Consequently, long-term municipal bonds (those with maturities of 10 years or longer) dramatically outperformed their Treasury counterparts. In fact, the ratios of municipal yields to Treasury yields for bonds with maturities of 10 years and longer are close to the lowest point in the last five years. (A declining ratio indicates that municipals are outperforming Treasuries.)

A key reason that municipal bonds outperformed Treasuries was a decline in new issuance for municipals. For the fiscal year ended October 31, the amount of new tax-exempt issuance fell 12.2% from the prior-year level. Over the past few years, many states and municipalities have taken advantage of low interest rates to refund existing debt. Because each issue can be refunded only once under IRS regulations, the multi-year surge in new supply has receded.

States reported generally stable financial conditions for the fiscal year, with tax revenue exceeding expectations in most cases. At the same time, states continue to dedicate larger portions of their budgets to Medicaid. According to a June 2006 report issued by the National Governors’ Association and the National Association of State Budget Officers, Medicaid costs are expected to increase by 4.6 percent in fiscal 2007. As a result, the report said, state funding is expected to increase by 6.4 percent and federal funding by 3.9 percent.

Management of the funds

In the first half of the fiscal year, rising rates put pressure on municipal bond prices, and six of the seven Vanguard Municipal Bond Funds experienced declines in their net asset values (the seventh, the Tax-Exempt Money Market Fund, maintained its stable share price of $1). But as market rates decreased in the second half, prices for the funds’ underlying bonds increased, lifting all six funds to respectable total returns for the full 12-month period. Meanwhile, the Tax-Exempt Money Market Fund’s short

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Oct. 31, 2005	Oct. 31, 2006	(basis points)[1]
2 years	3.10%	3.47%	+0.37%
5 years	3.42	3.45	+0.03
10 years	3.92	3.64	–0.28
30 years	4.59	4.07	–0.52

1.One basis point equals 1/100 of a percentage point.

Source: Vanguard.

average maturity allowed it to translate increases in short-term interest rates into higher returns.

All but one of the Municipal Bond Funds outperformed their peers during the fiscal year. For the exception—the High-Yield Tax-Exempt Fund—high credit standards played a role. In the tax-exempt bond market, quality spreads—or the differences in yields between high-quality and lower-quality issues—continued to fall during the fiscal year. These spreads have collapsed since late 2003 as the economy strengthened and memories of credit disasters faded from memory. Recently, with quality spreads approaching the lowest levels since the mid to late1990s, investors seeking yield have sought it in lower-quality issues.

As a matter of course, we maintain a higher-quality bias in the Vanguard Municipal Bond Funds, taking advantage of our historical expense advantage to provide an attractive tax-exempt dividend without stretching for lower quality or portfolio market risk. In the present environment it is difficult to see quality spreads compensating investors for higher credit risk. We continue to rely on our talented and experienced credit staff in our efforts to make prudent security selections for the funds.

Christopher M. Ryon, Principal

Pamela Wisehaupt Tynan, Principal

Reid O. Smith, Principal

Vanguard Fixed Income Group

November 20, 2006

Tax-Exempt Money Market Fund

Fund Profile

As of October 31, 2006

Financial Attributes

Yield	3.5%
Average Weighted Maturity	29 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%

Largest State Concentrations[2]

Texas	13%
Illinois	10
Florida	5
Colorado	4
Georgia	4
Michigan	4
Tennessee	4
North Carolina	3
New York	3
Pennsylvania	3
Top Ten	53%

Distribution by Credit Quality[3](% of portfolio)

MIG-1/SP-1/F-1+	89%
A-1/P-1	10
AAA/AA	1

1	Moody’s Investors Service.
2	Percentages of total net assets, excluding any futures contracts.
3	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 82 for a glossary of investment terms.

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown on page 13 for this fund reflects current earnings more closely than do the average annual returns.

Cumulative Performance: October 31, 1996–October 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund	3.26%	1.77%	2.59%	$12,913
Average Tax-Exempt Money Market Fund[1]	2.65	1.20	2.07	12,270

1 Returns for Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): October 31, 1996–October 31, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.5%	3.0%
1998	3.4	3.0
1999	3.1	2.6
2000	3.9	3.4
2001	3.2	2.6
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.7
SEC 7-Day Annualized Yield (10/31/2006): 3.46%

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	3.19%	1.75%	0.00%	2.59%	2.59%

1.Returns for Average Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 16 for dividend and capital gains information.

Tax-Exempt Money Market Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Exempt Money Market Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2006
($000)
Investment Income
Income
Interest[1]	606,855
Total Income	606,855
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,583
Management and Administrative	16,691
Marketing and Distribution	4,771
Custodian Fees	18
Auditing Fees	18
Shareholders’ Reports	327
Trustees’ Fees and Expenses	16
Total Expenses	23,424
Net Investment Income	583,431
Realized Net Gain (Loss) on Investment Securities Sold	(47)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	583,384

1	Interest income from an affiliated company of the fund was $16,405,000.

Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	583,431	343,331
Realized Net Gain (Loss)	(47)	(356)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	583,384	342,975
Distributions
Net Investment Income	(583,431)	(343,331)
Realized Capital Gain	—	—
Total Distributions	(583,431)	(343,331)
Capital Share Transactions (at $1.00)
Issued	18,886,112	17,673,171
Issued in Lieu of Cash Distributions	550,007	325,684
Redeemed	(17,681,611)	(15,572,960)
Net Increase (Decrease) from Capital Share Transactions	1,754,508	2,425,895
Total Increase (Decrease)	1,754,461	2,425,539
Net Assets
Beginning of Period	17,361,985	14,936,446
End of Period	19,116,446	17,361,985

Tax-Exempt Money Market Fund

Financial Highlights

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.032	.021	.010	.010	.015
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.032	.021	.010	.010	.015
Distributions
Dividends from Net Investment Income	(.032)	(.021)	(.010)	(.010)	(.015)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.032)	(.021)	(.010)	(.010)	(.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.26%	2.13%	1.03%	0.99%	1.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,116	$17,362	$14,936	$12,434	$10,864
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.22%	2.12%	1.03%	0.97%	1.45%

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At October 31, 2006, the fund had contributed capital of $1,949,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Short-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2006

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	427	5,594	38,556
Yield		—	—
Investor Shares	3.4%
Admiral Shares	3.5%
Yield to Maturity	4.7%[3]	3.6%	3.9%
Average Coupon	4.6%	5.2%	5.1%
Average Effective
Maturity	1.2 years	3.0 years	13.2 years
Average Quality	AA	AAA	AA+
Average Duration	1.2 years	2.7 years	6.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	0%	—	—

Largest State Concentrations[4]

Texas	12%
California	8
New York	8
New Jersey	6
Pennsylvania	5
Florida	4
Illinois	4
Washington	4
Nevada	4
Tennessee	4
Top Ten	59%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.84	0.60
Beta	0.40	0.16

Distribution by Maturity (% of portfolio)

Under 1 Year	54%
1–3 Years	35
3–5 Years	11

Distribution by Credit Quality (% of portfolio)

AAA	49%
AA	41
A	7
BBB	1
BB	0
B	0
Not Rated	2

Investment Focus

1	Lehman 3 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 82.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1996–October 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	3.22%	2.17%	3.19%	$13,690
Lehman Municipal Bond Index	5.75	5.05	5.85	17,660
Lehman 3 Year Municipal Bond Index	3.15	2.85	4.10	14,950
Average 1–2 Year Municipal Fund[1]	3.02	2.00	3.09	13,560

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
Short-Term Tax-Exempt Fund Admiral Shares	3.30%	2.23%	2.55%	$115,487
Lehman Municipal Bond Index	5.75	5.05	5.38	134,887
Lehman 3 Year Municipal Bond Index	3.15	2.85	3.35	120,727

1	Derived from data provided by Lipper Inc.
2	February 12, 2001.

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1996–October 31, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.0	4.0	4.0	5.5
1998	0.5	4.0	4.5	5.7
1999	–1.0	3.7	2.7	2.2
2000	0.1	4.1	4.2	4.9
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	2.96%	2.18%	0.03%	3.19%	3.22%
Admiral Shares	2/12/2001	3.04	2.24	–0.09[2]	2.63[2]	2.54[2]

1	Lehman 3 Year Municipal Bond Index.
2	Return since inception.

Note: See Financial Highlights tables on pages 23 and 24 for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2006
($000)
Investment Income
Income
Interest[1]	126,268
Total Income	126,268
Expenses
The Vanguard Group—Note B
Investment Advisory Services	373
Management and Administrative—Investor Shares	1,491
Management and Administrative—Admiral Shares	1,511
Marketing and Distribution—Investor Shares	362
Marketing and Distribution—Admiral Shares	821
Custodian Fees	20
Auditing Fees	22
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	4
Total Expenses	4,668
Expenses Paid Indirectly—Note C	(95)
Net Expenses	4,573
Net Investment Income	121,695
Realized Net Gain (Loss)
Investment Securities Sold	(4,523)
Futures Contracts	722
Realized Net Gain (Loss)	(3,801)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	14,863
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	14,863
Net Increase (Decrease) in Net Assets Resulting from Operations	132,757

1	Interest income from an affiliated company of the fund was $5,923,000.

Short-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,695	98,153
Realized Net Gain (Loss)	(3,801)	(2,281)
Change in Unrealized Appreciation (Depreciation)	14,863	(36,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	132,757	59,452
Distributions
Net Investment Income
Investor Shares	(35,100)	(41,920)
Admiral Shares	(86,595)	(56,233)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(121,695)	(98,153)
Capital Share Transactions—Note F
Investor Shares	(246,823)	(798,445)
Admiral Shares	89,807	459,867
Net Increase (Decrease) from Capital Share Transactions	(157,016)	(338,578)
Total Increase (Decrease)	(145,954)	(377,279)
Net Assets
Beginning of Period	4,253,331	4,630,610
End of Period	4,107,377	4,253,331

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.53	$15.67	$15.77	$15.73	$15.74
Investment Operations
Net Investment Income	.443	.340	.292	.317	.449
Net Realized and Unrealized Gain (Loss)on Investments	.050	(.140)	(.100)	.040	(.010)
Total from Investment Operations	.493	.200	.192	.357	.439
Distributions
Dividends from Net Investment Income	(.443)	(.340)	(.292)	(.317)	(.449)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.443)	(.340)	(.292)	(.317)	(.449)
Net Asset Value, End of Period	$15.58	$15.53	$15.67	$15.77	$15.73

Total Return	3.22%	1.29%	1.23%	2.28%	2.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,139	$1,382	$2,198	$2,144	$1,943
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.85%	2.16%	1.86%	2.01%	2.80%
Portfolio Turnover Rate	49%	30%	10%	25%	53%

Short-Term Tax-Exempt Fund

Admiral Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.53	$15.67	$15.77	$15.73	$15.74
Investment Operations
Net Investment Income	.455	.351	.300	.327	.457
Net Realized and Unrealized Gain (Loss) on Investments	.050	(.140)	(.100)	.040	(.010)
Total from Investment Operations	.505	.211	.200	.367	.447
Distributions
Dividends from Net Investment Income	(.455)	(.351)	(.300)	(.327)	(.457)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.455)	(.351)	(.300)	(.327)	(.457)
Net Asset Value, End of Period	$15.58	$15.53	$15.67	$15.77	$15.73

Total Return	3.30%	1.37%	1.28%	2.35%	2.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,969	$2,871	$2,433	$2,428	$1,601
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.92%	2.26%	1.91%	2.05%	2.86%
Portfolio Turnover Rate	49%	30%	10%	25%	53%

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Short-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2006, the fund had contributed capital of $427,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2006, these arrangements reduced the fund’s expenses by $95,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2006, the fund had available realized losses of $9,132,000 to offset future net capital gains of $14,000 through October 31, 2008, $127,000 through October 31, 2010, $2,850,000 through October 31, 2011, $59,000 through October 31, 2012, $2,281,000 through October 31, 2013, and $3,801,000 through October 31, 2014.

At October 31, 2006, the cost of investment securities for tax purposes was $4,077,598,000. Net unrealized depreciation of investment securities for tax purposes was $10,481,000, consisting of unrealized gains of $2,390,000 on securities that had risen in value since their purchase and $12,871,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2006, the fund purchased $1,425,305,000 of investment securities and sold $1,319,087,000 of investment securities, other than temporary cash investments.

Short-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	466,121	30,018	796,636	51,118
Issued in Lieu of Cash Distributions	29,246	1,883	34,752	2,231
Redeemed	(742,190)	(47,795)	(1,629,833)	(104,643)
Net Increase (Decrease)—Investor Shares	(246,823)	(15,894)	(798,445)	(51,294)
Admiral Shares
Issued	1,343,845	86,534	1,689,460	108,462
Issued in Lieu of Cash Distributions	70,993	4,570	45,674	2,933
Redeemed	(1,325,031)	(85,327)	(1,275,267)	(81,834)
Net Increase (Decrease)—Admiral Shares	89,807	5,777	459,867	29,561

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007.

Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2006

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	737	5,594	38,556
Yield		—	—
Investor Shares	3.5%
Admiral Shares	3.6%
Yield to Maturity	3.7%[3]	3.6%	3.9%
Average Coupon	4.8%	5.2%	5.1%
Average Effective
Maturity	2.8 years	3.0 years	13.2 years
Average Quality	AA	AAA	AA+
Average Duration	2.6 years	2.7 years	6.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	1%	—	—

Largest State Concentrations[4]

New York	11%
Texas	9
California	6
Florida	6
New Jersey	6
Massachusetts	5
Illinois	5
Michigan	4
Ohio	4
Washington	3
Top Ten	59%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.96	0.85
Beta	0.95	0.42

Distribution by Maturity (% of portfolio)

Under 1 Year	26%
1–3 Years	36
3–5 Years	19
Over 5 Years	19

Distribution by Credit Quality (% of portfolio)

AAA	57%
AA	31
A	7
BBB	5

Investment Focus

1	Lehman 3 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 82.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1996–October 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2006			of a $10,000
One Year		Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Investor Shares	3.37%	2.78%	3.90%	$14,656
Lehman Municipal Bond Index	5.75	5.05	5.85	17,660
Lehman 3 Year Municipal Bond Index	3.15	2.85	4.10	14,950
Average 1–5 Year Municipal Fund[1]	3.13	2.45	3.44	14,020

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	3.45%	2.85%	3.25%	$120,023
Lehman Municipal Bond Index	5.75	5.05	5.38	134,887
Lehman 3 Year Municipal Bond Index	3.15	2.85	3.35	120,727

1	Derived from data provided by Lipper Inc.
2	February 12, 2001.

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1996–October 31, 2006

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.5	4.5	5.0	5.5
1998	1.0	4.4	5.4	5.7
1999	–2.4	4.2	1.8	2.2
2000	0.5	4.5	5.0	4.9
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	2.96%	2.81%	0.07%	3.88%	3.95%
Admiral Shares	2/12/2001	3.03	2.88	–0.25[2]	3.49[2]	3.24[2]

1	Lehman 3 Year Municipal Bond Index.
2	Return since inception.

Note: See Financial Highlights tables on pages 33 and 34 for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2006
($000)
Investment Income
Income
Interest[1]	226,002
Total Income	226,002
Expenses
The Vanguard Group—Note B
Investment Advisory Services	594
Management and Administrative—Investor Shares	2,550
Management and Administrative—Admiral Shares	2,463
Marketing and Distribution—Investor Shares	613
Marketing and Distribution—Admiral Shares	1,134
Custodian Fees	40
Auditing Fees	23
Shareholders’ Reports—Investor Shares	76
Shareholders’ Reports—Admiral Shares	29
Trustees’ Fees and Expenses	6
Total Expenses	7,528
Expenses Paid Indirectly—Note C	(170)
Net Expenses	7,358
Net Investment Income	218,644
Realized Net Gain (Loss)
Investment Securities Sold	(17,403)
Futures Contracts	2,148
Realized Net Gain (Loss)	(15,255)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	23,950
Futures Contracts	(307)
Change in Unrealized Appreciation (Depreciation)	23,643
Net Increase (Decrease) in Net Assets Resulting from Operations	227,032

1	Interest income from an affiliated company of the fund was $5,321,000.

Limited-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	218,644	209,669
Realized Net Gain (Loss)	(15,255)	(19,237)
Change in Unrealized Appreciation (Depreciation)	23,643	(144,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	227,032	46,244
Distributions
Net Investment Income
Investor Shares	(67,728)	(95,001)
Admiral Shares	(150,916)	(114,668)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(218,644)	(209,669)
Capital Share Transactions—Note F
Investor Shares	(369,475)	(1,126,824)
Admiral Shares	194,852	1,173,430
Net Increase (Decrease) from Capital Share Transactions	(174,623)	46,606
Total Increase (Decrease)	(166,235)	(116,819)
Net Assets
Beginning of Period	6,831,599	6,948,418
End of Period	6,665,364	6,831,599

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.71	$10.96	$11.08	$11.00	$10.99
Investment Operations
Net Investment Income	.344	.326	.318	.355	.425
Net Realized and Unrealized Gain (Loss)
on Investments	.010	(.250)	(.120)	.080	.010
Total from Investment Operations	.354	.076	.198	.435	.435
Distributions
Dividends from Net Investment Income	(.344)	(.326)	(.318)	(.355)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.344)	(.326)	(.318)	(.355)	(.425)
Net Asset Value, End of Period	$10.72	$10.71	$10.96	$11.08	$11.00

Total Return	3.37%	0.71%	1.82%	4.00%	4.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,983	$2,351	$3,553	$3,148	$2,645
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.23%	3.01%	2.89%	3.19%	3.84%
Portfolio Turnover Rate	27%	17%	8%	13%	17%

Limited-Term Tax-Exempt Fund

Admiral Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.71	$10.96	$11.08	$11.00	$10.99
Investment Operations
Net Investment Income	.352	.334	.324	.362	.431
Net Realized and Unrealized Gain (Loss)
on Investments	.010	(.250)	(.120)	.080	.010
Total from Investment Operations	.362	.084	.204	.442	.441
Distributions
Dividends from Net Investment Income	(.352)	(.334)	(.324)	(.362)	(.431)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.352)	(.334)	(.324)	(.362)	(.431)
Net Asset Value, End of Period	$10.72	$10.71	$10.96	$11.08	$11.00

Total Return	3.45%	0.78%	1.87%	4.06%	4.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,682	$4,481	$3,395	$3,286	$2,484
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.30%	3.08%	2.95%	3.25%	3.88%
Portfolio Turnover Rate	27%	17%	8%	13%	17%

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Limited-Term Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2006, the fund had contributed capital of $692,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2006, these arrangements reduced the fund’s expenses by $170,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2006, the fund had available realized losses of $73,405,000 to offset future net capital gains of $2,880,000 through October 31, 2008, $815,000 through October 31, 2009, $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, and $16,166,000 through October 31, 2014.

The fund had realized losses totaling $687,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2006, cost of investment securities for tax purposes was $6,697,028,000. Net unrealized depreciation of investment securities for tax purposes was $15,865,000, consisting of unrealized gains of $19,662,000 on securities that had risen in value since their purchase and $35,527,000 in unrealized losses on securities that had fallen in value since their purchase.

Limited-Term Tax-Exempt Fund

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
2-Year U.S. Treasury Note	800	163,525	214
5-Year U.S. Treasury Note	700	73,894	282

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2006, the fund purchased $1,632,434,000 of investment securities and sold $1,855,151,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	641,678	60,070	1,061,412	97,975
Issued in Lieu of Cash Distributions	56,462	5,286	78,796	7,287
Redeemed	(1,067,615)	(99,939)	(2,267,032)	(209,767)
Net Increase (Decrease)—Investor Shares	(369,475)	(34,583)	(1,126,824)	(104,505)
Admiral Shares
Issued	1,646,248	154,113	2,304,305	213,286
Issued in Lieu of Cash Distributions	118,483	11,094	87,067	8,061
Redeemed	(1,569,879)	(146,989)	(1,217,942)	(112,553)
Net Increase (Decrease)—Admiral Shares	194,852	18,218	1,173,430	108,794

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2006

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,199	4,037	38,556
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.9%
Yield to Maturity	3.9%[3]	3.7%	3.9%
Average Coupon	5.1%	5.1%	5.1%
Average Effective
Maturity	6.6 years	6.9 years	13.2 years
Average Quality	AA+	AAA	AA+
Average Duration	5.2 years	5.2 years	6.1 years
Expense Ratio		—	—
Investor Shares	0.17%
Admiral Shares	0.09%
Short-Term Reserves	5%	—	—

Largest State Concentrations[4]

California	11%
Texas	9
New York	8
Massachusetts	8
New Jersey	8
Georgia	4
Florida	4
Pennsylvania	3
Illinois	3
Colorado	3
Top Ten	61%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.97
Beta	0.93	0.95

Distribution by Maturity (% of portfolio)

Under 1 Year	8%
1–5 Years	36
5–10 Years	41
10–20 Years	13
20–30 Years	2

Distribution by Credit Quality (% of portfolio)

AAA	73%
AA	19
A	5
BBB	3

Investment Focus

1	Lehman 7 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 82.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1996–October 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	5.14%	4.00%	4.93%	$16,180
Lehman Municipal Bond Index	5.75	5.05	5.85	17,660
Lehman 7 Year Municipal Bond Index	4.99	4.44	5.34	16,825
Average Intermediate Municipal Fund[1]	4.34	3.61	4.48	15,501

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	5.22%	4.07%	4.40%	$127,902
Lehman Municipal Bond Index	5.75	5.05	5.38	134,887
Lehman 7 Year Municipal Bond Index	4.99	4.44	4.76	130,468

1	Derived from data provided by Lipper Inc.
2	February 12, 2001.

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1996–October 31, 2006

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.3	5.3	6.6	7.4
1998	1.7	5.1	6.8	7.4
1999	–5.2	4.8	–0.4	0.0
2000	2.0	5.3	7.3	6.8
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	4.03%	4.07%	0.32%	4.67%	4.99%
Admiral Shares	2/12/2001	4.11	4.14	–0.03[2]	4.40[2]	4.37[2]

1	Lehman 7 Year Municipal Bond Index.
2	Return since inception.

Note: See Financial Highlights tables on pages 43 and 44 for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2006
($000)
Investment Income
Income
Interest[1]	578,661
Total Income	578,661
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,160
Management and Administrative—Investor Shares	5,896
Management and Administrative—Admiral Shares	5,278
Marketing and Distribution—Investor Shares	1,316
Marketing and Distribution—Admiral Shares	1,597
Custodian Fees	77
Auditing Fees	23
Shareholders’ Reports—Investor Shares	206
Shareholders’ Reports—Admiral Shares	73
Trustees’ Fees and Expenses	12
Total Expenses	15,638
Expenses Paid Indirectly—Note C	(840)
Net Expenses	14,798
Net Investment Income	563,863
Realized Net Gain (Loss)
Investment Securities Sold	(27,416)
Futures Contracts	3,788
Realized Net Gain (Loss)	(23,628)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	139,299
Futures Contracts	(5,199)
Change in Unrealized Appreciation (Depreciation)	134,100
Net Increase (Decrease) in Net Assets Resulting from Operations	674,335

1	Interest income from an affiliated company of the fund was $20,651,000.

Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	563,863	506,709
Realized Net Gain (Loss)	(23,628)	446
Change in Unrealized Appreciation (Depreciation)	134,100	(379,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	674,335	127,319
Distributions
Net Investment Income
Investor Shares	(199,408)	(260,760)
Admiral Shares	(364,455)	(245,949)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(563,863)	(506,709)
Capital Share Transactions—Note F
Investor Shares	113,203	(1,931,791)
Admiral Shares	1,382,111	3,042,934
Net Increase (Decrease) from Capital Share Transactions	1,495,314	1,111,143
Total Increase (Decrease)	1,605,786	731,753
Net Assets
Beginning of Period	12,734,796	12,003,043
End of Period	14,340,582	12,734,796

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.26	$13.67	$13.58	$13.55	$13.61
Investment Operations
Net Investment Income	.556	.548	.551	.563	.605
Net Realized and Unrealized Gain (Loss)
on Investments	.110	(.410)	.090	.070	(.029)
Total from Investment Operations	.666	.138	.641	.633	.576
Distributions
Dividends from Net Investment Income	(.556)	(.548)	(.551)	(.563)	(.605)
Distributions from Realized Capital Gains	—	—	—	(.040)	(.031)
Total Distributions	(.556)	(.548)	(.551)	(.603)	(.636)
Net Asset Value, End of Period	$13.37	$13.26	$13.67	$13.58	$13.55

Total Return	5.14%	1.02%	4.82%	4.74%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,895	$4,745	$6,858	$6,922	$7,215
Ratio of Total Expenses to
Average Net Assets	0.17%	0.16%	0.14%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.19%	4.06%	4.05%	4.13%	4.48%
Portfolio Turnover Rate	8%	12%	10%	19%	13%

Intermediate-Term Tax-Exempt Fund

Admiral Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.26	$13.67	$13.58	$13.55	$13.61
Investment Operations
Net Investment Income	.566	.558	.559	.571	.612
Net Realized and Unrealized Gain (Loss)
on Investments	.110	(.410)	.090	.070	(.029)
Total from Investment Operations	.676	.148	.649	.641	.583
Distributions
Dividends from Net Investment Income	(.566)	(.558)	(.559)	(.571)	(.612)
Distributions from Realized Capital Gains	—	—	—	(.040)	(.031)
Total Distributions	(.566)	(.558)	(.559)	(.611)	(.643)
Net Asset Value, End of Period	$13.37	$13.26	$13.67	$13.58	$13.55

Total Return	5.22%	1.09%	4.88%	4.81%	4.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,445	$7,990	$5,145	$4,754	$4,498
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.27%	4.13%	4.11%	4.19%	4.53%
Portfolio Turnover Rate	8%	12%	10%	19%	13%

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Intermediate-Term Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2006, the fund had contributed capital of $1,463,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2006, these arrangements reduced the fund’s expenses by $840,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2006, the fund had available realized losses of $74,715,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, and $32,718,000 through October 31, 2014.

The fund had realized losses totaling $30,171,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2006, the cost of investment securities for tax purposes was $14,312,532,000. Net unrealized appreciation of investment securities for tax purposes was $357,108,000, consisting of unrealized gains of $400,617,000 on securities that had risen in value since their purchase and $43,509,000 in unrealized losses on securities that had fallen in value since their purchase.

Intermediate-Term Tax-Exempt Fund

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(2,050)	221,848	(40)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2006, the fund purchased $3,303,745,000 of investment securities and sold $1,052,946,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,468,116	110,775	1,645,994	121,904
Issued in Lieu of Cash Distributions	160,583	12,115	202,788	15,042
Redeemed	(1,515,496)	(114,402)	(3,780,573)	(280,808)
Net Increase (Decrease)—Investor Shares	113,203	8,488	(1,931,791)	(143,862)
Admiral Shares
Issued	2,638,973	199,137	3,930,409	291,893
Issued in Lieu of Cash Distributions	261,192	19,704	169,813	12,614
Redeemed	(1,518,054)	(114,636)	(1,057,288)	(78,373)
Net Increase (Decrease)—Admiral Shares	1,382,111	104,205	3,042,934	226,134

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Insured Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2006

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	300	6,580	38,556
Yield		—	—
Investor Shares	3.9%
Admiral Shares	3.9%
Yield to Maturity	4.0%[3]	3.8%	3.9%
Average Coupon	4.9%	5.1%	5.1%
Average Effective
Maturity	7.5 years	9.9 years	13.2 years
Average Quality	AAA	AAA	AA+
Average Duration	5.6 years	6.0 years	6.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	0%	—	—

Largest State Concentrations[4]

California	11%
New Jersey	10
Texas	8
Illinois	7
Florida	6
Massachusetts	6
Colorado	6
New York	5
Pennsylvania	5
Hawaii	4
Top Ten	68%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.97
Beta	1.02	1.20

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	27
5–10 Years	38
10–20 Years	20
20–30 Years	3
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	93%
AA	7

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 82.

Insured Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1996–October 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Insured Long-Term Tax-Exempt Fund
Investor Shares	6.00%	5.01%	5.78%	$17,544
Lehman Municipal Bond Index	5.75	5.05	5.85	17,660
Lehman 10 Year Municipal Bond Index	5.99	4.90	5.83	17,628
Average Insured Municipal Fund[1]	4.92	4.06	4.77	15,942

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
Insured Long-Term Tax-Exempt Fund Admiral Shares	6.08%	5.07%	5.34%	$134,620
Lehman Municipal Bond Index	5.75	5.05	5.38	134,887
Lehman 10 Year Municipal Bond Index	5.99	4.90	5.21	133,657

1	Derived from data provided by Lipper Inc.
2	February 12, 2001.

Insured Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1996–October 31, 2006

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.9	5.7	7.6	8.7
1998	2.4	5.5	7.9	8.3
1999	–7.7	5.0	–2.7	–1.2
2000	3.8	5.9	9.7	8.2
2001	5.6	5.4	11.0	10.2
2002	0.9	4.8	5.7	6.2
2003	1.0	4.6	5.6	4.9
2004	1.0	4.8	5.8	6.3
2005	–2.5	4.5	2.0	1.2
2006	1.2	4.8	6.0	6.0

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/30/1984	4.59%	5.14%	0.77%	5.08%	5.85%
Admiral Shares	2/12/2001	4.67	5.21	0.50[2]	4.82[2]	5.32[2]

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception.

Note: See Financial Highlights tables on pages 53 and 54 for dividend and capital gains information.

Insured Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Insured Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2006
($000)
Investment Income
Income
Interest	147,034
Total Income	147,034
Expenses
The Vanguard Group—Note B
Investment Advisory Services	272
Management and Administrative—Investor Shares	1,203
Management and Administrative—Admiral Shares	1,311
Marketing and Distribution—Investor Shares	250
Marketing and Distribution—Admiral Shares	328
Custodian Fees	18
Auditing Fees	23
Shareholders’ Reports—Investor Shares	64
Shareholders’ Reports—Admiral Shares	23
Trustees’ Fees and Expenses	3
Total Expenses	3,495
Expenses Paid Indirectly—Note C	(93)
Net Expenses	3,402
Net Investment Income	143,632
Realized Net Gain (Loss)
Investment Securities Sold	8,216
Futures Contracts	526
Realized Net Gain (Loss)	8,742
Change in Unrealized Appreciation (Depreciation)
Investment Securities	31,156
Futures Contracts	(1,800)
Change in Unrealized Appreciation (Depreciation)	29,356
Net Increase (Decrease) in Net Assets Resulting from Operations	181,730

Insured Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,632	136,209
Realized Net Gain (Loss)	8,742	14,771
Change in Unrealized Appreciation (Depreciation)	29,356	(91,744)
Net Increase (Decrease) in Net Assets Resulting from Operations	181,730	59,236
Distributions
Net Investment Income
Investor Shares	(45,367)	(76,299)
Admiral Shares	(98,265)	(59,910)
Realized Capital Gain[1]
Investor Shares	(3,009)	(2,757)
Admiral Shares	(5,940)	(1,571)
Total Distributions	(152,581)	(140,537)
Capital Share Transactions—Note F
Investor Shares	(95,518)	(800,126)
Admiral Shares	223,730	955,742
Net Increase (Decrease) from Capital Share Transactions	128,212	155,616
Total Increase (Decrease)	157,361	74,315
Net Assets
Beginning of Period	3,030,313	2,955,998
End of Period	3,187,674	3,030,313

1	Includes fiscal 2006 and 2005 short-term gain distributions totaling $2,069,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Insured Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.56	$12.90	$12.89	$12.85	$12.82
Investment Operations
Net Investment Income	.577	.578	.587	.580	.597
Net Realized and Unrealized Gain (Loss)
on Investments	.157	(.321)	.134	.123	.110
Total from Investment Operations	.734	.257	.721	.703	.707
Distributions
Dividends from Net Investment Income	(.577)	(.578)	(.587)	(.580)	(.597)
Distributions from Realized Capital Gains	(.037)	(.019)	(.124)	(.083)	(.080)
Total Distributions	(.614)	(.597)	(.711)	(.663)	(.677)
Net Asset Value, End of Period	$12.68	$12.56	$12.90	$12.89	$12.85

Total Return	6.00%	2.01%	5.76%	5.58%	5.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$956	$1,043	$1,880	$1,912	$1,951
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.15%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.60%	4.52%	4.50%	4.57%	4.72%
Portfolio Turnover Rate	19%	15%	18%	17%	20%

Insured Long-Term Tax-Exempt Fund

Admiral Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.56	$12.90	$12.89	$12.85	$12.82
Investment Operations
Net Investment Income	.586	.587	.594	.587	.604
Net Realized and Unrealized Gain (Loss)
on Investments	.157	(.321)	.134	.123	.110
Total from Investment Operations	.743	.266	.728	.710	.714
Distributions
Dividends from Net Investment Income	(.586)	(.587)	(.594)	(.587)	(.604)
Distributions from Realized Capital Gains	(.037)	(.019)	(.124)	(.083)	(.080)
Total Distributions	(.623)	(.606)	(.718)	(.670)	(.684)
Net Asset Value, End of Period	$12.68	$12.56	$12.90	$12.89	$12.85

Total Return	6.08%	2.08%	5.82%	5.64%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,232	$1,987	$1,076	$1,008	$959
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.67%	4.58%	4.56%	4.63%	4.77%
Portfolio Turnover Rate	19%	15%	18%	17%	20%

See accompanying Notes, which are an integral part of the Financial Statements.

Insured Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Insured Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Insured Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2006, the fund had contributed capital of $329,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2006, these arrangements reduced the fund’s expenses by $93,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,159,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at October 31, 2006, the fund had capital gains of $4,904,000 available for distribution, which includes $3,472,000 of short-term capital gains. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.

The fund had realized losses totaling $23,672,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

Insured Long-Term Tax-Exempt Fund

At October 31, 2006, the cost of investment securities for tax purposes was $3,036,159,000. Net unrealized appreciation of investment securities for tax purposes was $179,832,000, consisting of unrealized gains of $203,774,000 on securities that had risen in value since their purchase and $23,942,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(955)	103,349	(1,031)
30-Year U.S. Treasury Bond	(195)	21,968	(494)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2006, the fund purchased $719,815,000 of investment securities and sold $568,878,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	148,919	11,865	248,670	19,426
Issued in Lieu of Cash Distributions	34,523	2,749	52,993	4,146
Redeemed	(278,960)	(22,246)	(1,101,789)	(86,212)
Net Increase (Decrease)—Investor Shares	(95,518)	(7,632)	(800,126)	(62,640)
Admiral Shares
Issued	423,044	33,700	1,074,335	84,067
Issued in Lieu of Cash Distributions	67,671	5,389	39,026	3,058
Redeemed	(266,985)	(21,297)	(157,619)	(12,342)
Net Increase (Decrease)—Admiral Shares	223,730	17,792	955,742	74,783

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2006

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	245	6,580	38,556
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	3.9%[3]	3.8%	3.9%
Average Coupon	4.6%	5.1%	5.1%
Average Effective
Maturity	8.7 years	9.9 years	13.2 years
Average Quality	AA+	AAA	AA+
Average Duration	6.4 years	6.0 years	6.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	8%	—	—

Largest State Concentrations[4]

Texas	11%
California	11
New York	9
Massachusetts	7
Illinois	5
New Jersey	5
Georgia	4
Florida	3
Colorado	3
Michigan	3
Top Ten	61%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.98
Beta	1.02	1.20

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	29
5–10 Years	31
10–20 Years	19
20–30 Years	9
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	75%
AA	17
A	4
BBB	4

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 82.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1996–October 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Investor Shares	6.14%	4.87%	5.73%	$17,453
Lehman Municipal Bond Index	5.75	5.05	5.85	17,660
Lehman 10 Year Municipal Bond Index	5.99	4.90	5.83	17,628
Average General Municipal Fund[1]	5.41	4.30	4.89	16,123

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
Long-Term Tax-Exempt Fund Admiral Shares	6.22%	4.93%	5.29%	$134,233
Lehman Municipal Bond Index	5.75	5.05	5.38	134,887
Lehman 10 Year Municipal Bond Index	5.99	4.90	5.21	133,657

1	Derived from data provided by Lipper Inc.
2	February 12, 2001.

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1996–October 31, 2006

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.6	5.6	8.2	8.7
1998	2.4	5.4	7.8	8.3
1999	–8.3	4.8	–3.5	–1.2
2000	3.8	5.8	9.6	8.2
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.3	4.8	6.1	6.0

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	4.73%	4.98%	0.70%	5.07%	5.77%
Admiral Shares	2/12/2001	4.81	5.05	0.40[2]	4.85[2]	5.25[2]

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception.

Note: See Financial Highlights tables on pages 63 and 64 for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2006
($000)
Investment Income
Income
Interest[1]	103,500
Total Income	103,500
Expenses
The Vanguard Group—Note B
Investment Advisory Services	189
Management and Administrative—Investor Shares	751
Management and Administrative—Admiral Shares	909
Marketing and Distribution—Investor Shares	175
Marketing and Distribution—Admiral Shares	293
Custodian Fees	11
Auditing Fees	23
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	2
Total Expenses	2,409
Expenses Paid Indirectly—Note C	(162)
Net Expenses	2,247
Net Investment Income	101,253
Realized Net Gain (Loss)
Investment Securities Sold	(613)
Futures Contracts	3,764
Realized Net Gain (Loss)	3,151
Change in Unrealized Appreciation (Depreciation)
Investment Securities	30,029
Futures Contracts	(2,528)
Change in Unrealized Appreciation (Depreciation)	27,501
Net Increase (Decrease) in Net Assets Resulting from Operations	131,905

1	Interest income from an affiliated company of the fund was $6,000,000.

Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	101,253	89,676
Realized Net Gain (Loss)	3,151	11,631
Change in Unrealized Appreciation (Depreciation)	27,501	(69,472)
Net Increase (Decrease) in Net Assets Resulting from Operations	131,905	31,835
Distributions
Net Investment Income
Investor Shares	(29,070)	(44,842)
Admiral Shares	(72,183)	(44,834)
Realized Capital Gain
Investor Shares	(2,445)	—
Admiral Shares	(5,569)	—
Total Distributions	(109,267)	(89,676)
Capital Share Transactions—Note F
Investor Shares	(4,778)	(458,094)
Admiral Shares	279,942	600,190
Net Increase (Decrease) from Capital Share Transactions	275,164	142,096
Total Increase (Decrease)	297,802	84,255
Net Assets
Beginning of Period	2,029,236	1,944,981
End of Period	2,327,038	2,029,236

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.23	$11.55	$11.39	$11.36	$11.38
Investment Operations
Net Investment Income	.516	.513	.522	.525	.539
Net Realized and Unrealized Gain (Loss)
on Investments	.153	(.320)	.160	.082	.010
Total from Investment Operations	.669	.193	.682	.607	.549
Distributions
Dividends from Net Investment Income	(.516)	(.513)	(.522)	(.525)	(.539)
Distributions from Realized Capital Gains	(.043)	—	—	(.052)	(.030)
Total Distributions	(.559)	(.513)	(.522)	(.577)	(.569)
Net Asset Value, End of Period	$11.34	$11.23	$11.55	$11.39	$11.36

Total Return	6.14%	1.69%	6.14%	5.43%	5.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$641	$640	$1,122	$1,131	$1,249
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.61%	4.49%	4.57%	4.59%	4.80%
Portfolio Turnover Rate	8%	17%	11%	11%	15%

Long-Term Tax-Exempt Fund

Admiral Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.23	$11.55	$11.39	$11.36	$11.38
Investment Operations
Net Investment Income	.524	.521	.528	.532	.545
Net Realized and Unrealized Gain (Loss)
on Investments	.153	(.320)	.160	.082	.010
Total from Investment Operations	.677	.201	.688	.614	.555
Distributions
Dividends from Net Investment Income	(.524)	(.521)	(.528)	(.532)	(.545)
Distributions from Realized Capital Gains	(.043)	—	—	(.052)	(.030)
Total Distributions	(.567)	(.521)	(.528)	(.584)	(.575)
Net Asset Value, End of Period	$11.34	$11.23	$11.55	$11.39	$11.36

Total Return	6.22%	1.76%	6.19%	5.50%	5.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,686	$1,390	$823	$799	$825
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.68%	4.55%	4.62%	4.65%	4.85%
Portfolio Turnover Rate	8%	17%	11%	11%	15%

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Long-Term Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2006, the fund had contributed capital of $239,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2006, these arrangements reduced the fund’s expenses by $162,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

At October 31, 2006, the fund had available realized losses of $433,000 to offset future net capital gains through October 31, 2014.

The fund had realized losses totaling $17,312,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2006, the cost of investment securities for tax purposes was $2,183,392,000. Net unrealized appreciation of investment securities for tax purposes was $128,501,000, consisting of unrealized gains of $146,079,000 on securities that had risen in value since their purchase and $17,578,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2006, the fund purchased $418,259,000 of investment securities and sold $151,058,000 of investment securities, other than temporary cash investments.

Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	150,887	13,462	199,676	17,457
Issued in Lieu of Cash Distributions	23,779	2,121	31,583	2,764
Redeemed	(179,444)	(16,024)	(689,353)	(60,351)
Net Increase (Decrease)—Investor Shares	(4,778)	(441)	(458,094)	(40,130)
Admiral Shares
Issued	478,388	42,678	724,269	63,382
Issued in Lieu of Cash Distributions	51,595	4,604	27,897	2,445
Redeemed	(250,041)	(22,369)	(151,976)	(13,309)
Net Increase (Decrease)—Admiral Shares	279,942	24,913	600,190	52,518

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

High-Yield Tax-Exempt Fund

Fund Profile

As of October 31, 2006

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	474	6,580	38,556
Yield		—	—
Investor Shares	4.1%
Admiral Shares	4.1%
Yield to Maturity	4.2%[3]	3.8%	3.9%
Average Coupon	5.1%	5.1%	5.1%
Average Effective
Maturity	7.2 years	9.9 years	13.2 years
Average Quality	A+	AAA	AA+
Average Duration	5.2 years	6.0 years	6.1 years
Expense Ratio		—	—
Investor Shares	0.17%
Admiral Shares	0.09%
Short-Term Reserves	3%	—	—

Largest State Concentrations[4]

California	14%
New Jersey	10
New York	9
Texas	4
Tennessee	4
Florida	4
Colorado	4
Massachusetts	4
Puerto Rico	3
Maryland	3
Top Ten	59%

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.97
Beta	0.83	0.97

Distribution by Maturity (% of portfolio)

Under 1 Year	10%
1–5 Years	28
5–10 Years	40
10–20 Years	17
20–30 Years	4
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	38%
AA	24
A	12
BBB	16
BB	2
B	1
Not Rated	7

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Percentages of total net assets, excluding any futures contracts.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 82.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1996–October 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	6.61%	5.29%	5.73%	$17,450
Lehman Municipal Bond Index	5.75	5.05	5.85	17,660
Lehman 10 Year Municipal Bond Index	5.99	4.90	5.83	17,628
Average High Yield Municipal Fund[1]	7.96	5.84	5.25	16,682

			Final Value
		Since	of a $100,000
	One Year	Inception[2]	Investment
High-Yield Tax-Exempt Fund Admiral Shares	6.69%	5.23%	$128,846
Lehman Municipal Bond Index	5.75	4.95	127,093
Lehman 10 Year Municipal Bond Index	5.99	4.78	126,125

1	Derived from data provided by Lipper Inc.
2	November 12, 2001.

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1996–October 31, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.5	5.9	8.4	8.7
1998	2.6	5.6	8.2	8.3
1999	–7.8	5.0	–2.8	–1.2
2000	1.8	6.0	7.8	8.2
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	5.34%	5.28%	0.46%	5.30%	5.76%
Admiral Shares	11/12/2001	5.41	5.19[2]	—	—	—

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception.

Note: See Financial Highlights tables on pages 73 and 74 for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2006
($000)
Investment Income
Income
Interest[1]	244,494
Total Income	244,494
Expenses
The Vanguard Group—Note B
Investment Advisory Services	450
Management and Administrative—Investor Shares	2,170
Management and Administrative—Admiral Shares	2,175
Marketing and Distribution—Investor Shares	491
Marketing and Distribution—Admiral Shares	579
Custodian Fees	27
Auditing Fees	23
Shareholders’ Reports—Investor Shares	107
Shareholders’ Reports—Admiral Shares	33
Trustees’ Fees and Expenses	5
Total Expenses	6,060
Expenses Paid Indirectly—Note C	(371)
Net Expenses	5,689
Net Investment Income	238,805
Realized Net Gain (Loss)
Investment Securities Sold	7,509
Futures Contracts	2,807
Realized Net Gain (Loss)	10,316
Change in Unrealized Appreciation (Depreciation)
Investment Securities	92,436
Futures Contracts	(6,868)
Change in Unrealized Appreciation (Depreciation)	85,568
Net Increase (Decrease) in Net Assets Resulting from Operations	334,689

1	Interest income from an affiliated company of the fund was $4,936,000.

High-Yield Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	238,805	211,776
Realized Net Gain (Loss)	10,316	16,093
Change in Unrealized Appreciation (Depreciation)	85,568	(84,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	334,689	143,717
Distributions
Net Investment Income
Investor Shares	(80,717)	(115,952)
Admiral Shares	(158,088)	(95,824)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(238,805)	(211,776)
Capital Share Transactions—Note F
Investor Shares	44,478	(948,504)
Admiral Shares	553,044	1,510,662
Net Increase (Decrease) from Capital Share Transactions	597,522	562,158
Total Increase (Decrease)	693,406	494,099
Net Assets
Beginning of Period	4,873,652	4,379,553
End of Period	5,567,058	4,873,652

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.71	$10.86	$10.69	$10.54	$10.72
Investment Operations
Net Investment Income	.491	.492	.506	.526	.563
Net Realized and Unrealized Gain (Loss)
on Investments	.200	(.150)	.170	.150	(.180)
Total from Investment Operations	.691	.342	.676	.676	.383
Distributions
Dividends from Net Investment Income	(.491)	(.492)	(.506)	(.526)	(.563)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.491)	(.492)	(.506)	(.526)	(.563)
Net Asset Value, End of Period	$10.91	$10.71	$10.86	$10.69	$10.54

Total Return	6.61%	3.20%	6.48%	6.55%	3.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,830	$1,753	$2,728	$2,605	$2,670
Ratio of Total Expenses to
Average Net Assets	0.17%	0.16%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.56%	4.55%	4.71%	4.94%	5.30%
Portfolio Turnover Rate	15%	15%	24%	17%	18%

High-Yield Tax-Exempt Fund

Admiral Shares
					Nov. 12,
					2001[1] to
	Year Ended October 31,				Oct. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.71	$10.86	$10.69	$10.54	$10.78
Investment Operations
Net Investment Income	.499	.500	.512	.533	.549
Net Realized and Unrealized Gain (Loss)
on Investments	.200	(.150)	.170	.150	(.240)
Total from Investment Operations	.699	.350	.682	.683	.309
Distributions
Dividends from Net Investment Income	(.499)	(.500)	(.512)	(.533)	(.549)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.499)	(.500)	(.512)	(.533)	(.549)
Net Asset Value, End of Period	$10.91	$10.71	$10.86	$10.69	$10.54

Total Return	6.69%	3.27%	6.54%	6.61%	2.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,737	$3,121	$1,652	$1,449	$1,275
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.11%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	4.64%	4.60%	4.76%	5.00%	5.35%*
Portfolio Turnover Rate	15%	15%	24%	17%	18%

1	Inception.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

High-Yield Tax-Exempt Fund

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2006, the fund had contributed capital of $569,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2006, these arrangements reduced the fund’s expenses by $371,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2006, the fund had available realized losses of $49,222,000 to offset future net capital gains through October 31, 2011.

The fund had realized losses totaling $28,615,000 through October 31, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At October 31, 2006, the cost of investment securities for tax purposes was $5,367,868,000. Net unrealized appreciation of investment securities for tax purposes was $224,913,000, consisting of unrealized gains of $261,677,000 on securities that had risen in value since their purchase and $36,764,000 in unrealized losses on securities that had fallen in value since their purchase.

High-Yield Tax-Exempt Fund

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(1,740)	196,022	(1,720)
10-Year U.S. Treasury Note	(1,640)	177,479	(1,770)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended October 31, 2006, the fund purchased $1,442,596,000 of investment securities and sold $746,509,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	596,303	55,390	730,240	67,347
Issued in Lieu of Cash Distributions	62,115	5,767	82,314	7,602
Redeemed	(613,940)	(57,076)	(1,761,058)	(162,430)
Net Increase (Decrease)—Investor Shares	44,478	4,081	(948,504)	(87,481)
Admiral Shares
Issued	984,890	91,485	1,784,632	164,567
Issued in Lieu of Cash Distributions	103,557	9,613	60,508	5,590
Redeemed	(535,403)	(49,829)	(334,478)	(30,900)
Net Increase (Decrease)—Admiral Shares	553,044	51,269	1,510,662	139,257

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning November 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Municipal Bond Funds:

In our opinion, the statements of net assets appearing in the insert to this Annual Report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ”financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2006

Special 2006 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

The Insured Long-Term Tax-Exempt and Long-Term Tax-Exempt Funds distributed $7,652,000 and $8,014,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 80 and 81 illustrate your fund’s costs in two ways:

• Based on actual fund return. The table on page 80 helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. The table on page 81 is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the two tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a ”sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended October 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2006	10/31/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.49	$0.66
Short-Term
Investor Shares	1,000.00	1,019.90	0.81
Admiral Shares	1,000.00	1,020.29	0.46
Limited-Term
Investor Shares	1,000.00	1,023.50	0.82
Admiral Shares	1,000.00	1,023.89	0.46
Intermediate-Term
Investor Shares	1,000.00	1,037.63	0.87
Admiral Shares	1,000.00	1,038.02	0.46
Insured Long-Term
Investor Shares	1,000.00	1,043.14	0.82
Admiral Shares	1,000.00	1,043.53	0.46
Long-Term
Investor Shares	1,000.00	1,045.54	0.82
Admiral Shares	1,000.00	1,045.93	0.46
High-Yield
Investor Shares	1,000.00	1,044.27	0.88
Admiral Shares	1,000.00	1,044.66	0.46

1

The calculations are based on expenses incurred in the most recent six-month period. The fund‘s annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.13%; for the Short-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

80

Six Months Ended October 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2006	10/31/2006	Period[1]
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.55	$0.66
Short-Term
Investor Shares	1,000.00	1,024.40	0.82
Admiral Shares	1,000.00	1,024.75	0.46
Limited-Term
Investor Shares	1,000.00	1,024.40	0.82
Admiral Shares	1,000.00	1,024.75	0.46
Intermediate-Term
Investor Shares	1,000.00	1,024.35	0.87
Admiral Shares	1,000.00	1,024.75	0.46
Insured Long-Term
Investor Shares	1,000.00	1,024.40	0.82
Admiral Shares	1,000.00	1,024.75	0.46
Long-Term
Investor Shares	1,000.00	1,024.40	0.82
Admiral Shares	1,000.00	1,024.75	0.46
High-Yield
Investor Shares	1,000.00	1,024.35	0.87
Admiral Shares	1,000.00	1,024.75	0.46

1	Amounts in this table are calculated in the manner described in the footnote on page 80.

81

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

82

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
144 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
144 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
144 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
144 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
144 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
144 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
144 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
144 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
144 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
144 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, Windsor, and
the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q950 122006

Vanguard Municipal Bond Funds

Statement of Net Assets

As of October 31, 2006

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Exempt Money Market Fund	2
Short-Term Tax-Exempt Fund	34
Limited-Term Tax-Exempt Fund	47
Intermediate-Term Tax-Exempt Fund	67
Insured Long-Term Tax-Exempt Fund	96
Long-Term Tax-Exempt Fund	106
High-Yield Tax-Exempt Fund	114
Key to Abbreviations	back cover

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (95.5%)
Alabama (0.6%)
[1] Alabama Public School & College Auth. TOB VRDO	3.600%	11/7/06 (3)	5,000	5,000
Birmingham AL GO VRDO	3.600%	11/7/06 (2)	31,793	31,793
Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project) VRDO	3.570%	11/7/06 LOC	18,420	18,420
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.580%	11/7/06	33,550	33,550
[1] Montgomery AL Water Works & Sewer
Systems Rev. TOB VRDO	3.600%	11/7/06 (4)	5,215	5,215
[1] Univ. of Alabama General Rev. TOB VRDO	3.600%	11/7/06 (1)	2,500	2,500
[1] Univ. of Alabama General Rev. TOB VRDO	3.610%	11/7/06 (1)	16,910	16,910
[1] Univ. of South Alabama Univ. Tuition Rev. &
Capital Improvement TOB VRDO	3.600%	11/7/06 (3)	7,875	7,875
				121,263
Alaska (0.3%)
Alaska Housing Finance Corp. (State Capital) VRDO	3.560%	11/7/06 (1)	10,000	10,000
Alaska Housing Finance Corp.
Governmental Purpose VRDO	3.560%	11/7/06 (1)	7,530	7,530
Alaska Housing Finance Corp. Home Mortgage VRDO	3.610%	11/7/06 (4)	20,000	20,000
[1] Alaska Housing Finance Corp. TOB VRDO	3.590%	11/7/06 (3)	4,945	4,945
[1] Alaska Housing Finance Corp. TOB VRDO	3.590%	11/7/06 (1)	5,015	5,015
[1] Alaska Housing Finance Corp. TOB VRDO	3.630%	11/7/06	4,980	4,980
				52,470
Arizona (1.5%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.550%	11/7/06 (3)	68,900	68,900
[1] Arizona School Fac. Board Rev. TOB VRDO	3.600%	11/7/06	7,700	7,700
[1] Arizona State Univ. COP TOB VRDO	3.600%	11/7/06 (2)	5,365	5,365
[1] Arizona State Univ. COP TOB VRDO	3.600%	11/7/06 (2)	5,450	5,450
[1] Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.620%	11/7/06 LOC	69,465	69,465
McAllister Academic Village AZ LLC Rev.
(Arizona State Univ.) VRDO	3.550%	11/7/06 (2)	15,000	15,000
[1] Mesa AZ Util. System Rev. TOB VRDO	3.600%	11/7/06 (4)	5,225	5,225
Nanotechnology Research Arizona Lease Rev.
(Arizona State Univ. Project) VRDO	3.550%	11/7/06 (1)	19,175	19,175
[1] Phoenix AZ Civic Improvement Corp.
Transit Rev. TOB VRDO	3.600%	11/7/06 (3)	4,675	4,675
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.500%	11/10/06	10,244	10,244
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.520%	11/15/06	10,006	10,006
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP	3.520%	2/7/07	7,500	7,500
[1] Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.600%	11/7/06	6,850	6,850
[1] Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.600%	11/7/06	5,210	5,210
[1] Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.610%	11/7/06	16,000	16,000
[1] Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. TOB VRDO	3.630%	11/7/06	8,000	8,000
Tempe AZ Transit Excise Tax Rev. VRDO	3.580%	11/7/06	15,175	15,175
				279,940

2

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary
(Catholic Health Initiatives) VRDO	3.600%	11/7/06	34,600	34,600

California (1.9%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program PUT	3.780%	6/1/07 LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.660%	11/1/06 (2)	50,000	50,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.570%	11/7/06 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.570%	11/7/06 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.620%	11/7/06 (2)	25,000	25,000
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.620%	11/7/06 LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.620%	11/7/06 (2)	40,000	40,000
[1] California Housing Finance Agency Home
Mortgage Rev. TOB VRDO	3.620%	11/7/06	8,285	8,285
[1] California Housing Finance Agency Home
Mortgage Rev. TOB VRDO	3.620%	11/7/06	1,820	1,820
[1] California Public Works Board Lease Rev.
(Univ. of California) TOB VRDO	3.580%	11/7/06 (1)	17,370	17,370
Los Angeles CA TRAN	4.500%	6/29/07	50,000	50,241
Sacramento County CA TRAN	4.500%	7/17/07	50,000	50,276
San Diego CA USD TRAN	4.500%	7/24/07	25,000	25,141
[1] Southern California Home Financing Auth.
Single Family Mortgage Rev. TOB VRDO	3.620%	11/7/06	10,440	10,440
Ventura County CA TRAN	4.500%	7/2/07	21,000	21,109
				366,632
Colorado (4.4%)
Colorado Educ. & Cultural Fac. Auth. Nature
Conservancy Project VRDO	3.540%	11/7/06	10,311	10,311
Colorado General Fund TRAN	4.500%	6/27/07	75,000	75,348
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.600%	11/7/06	34,570	34,570
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.600%	11/7/06	71,100	71,100
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) VRDO	3.580%	11/7/06	35,760	35,760
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) VRDO	3.590%	11/7/06	30,000	30,000
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Leavenworth) VRDO	3.590%	11/7/06	14,400	14,400
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.580%	11/7/06	19,825	19,825
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.630%	11/7/06	17,250	17,250
Colorado Housing & Finance Auth. Multi-Family
Mortgage Bonds VRDO	3.630%	11/7/06	19,715	19,715
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.580%	11/7/06	5,000	5,000
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.580%	11/7/06	48,985	48,985

3

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.580%	11/7/06 (1)	8,800	8,800
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.580%	11/7/06	42,925	42,925
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.580%	11/7/06	21,595	21,595
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.580%	11/7/06	34,500	34,500
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.630%	11/7/06	24,315	24,315
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.630%	11/7/06	10,000	10,000
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.630%	11/7/06	17,000	17,000
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.630%	11/7/06	17,080	17,080
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.630%	11/7/06	9,805	9,805
Colorado Housing & Finance Auth. Single Family
Mortgage Bonds VRDO	3.630%	11/7/06	15,000	15,000
[1] Colorado Springs CO Util. System Rev. TOB VRDO	3.600%	11/7/06	4,240	4,240
Colorado Springs CO Util. System Rev. VRDO	3.570%	11/7/06	17,300	17,300
Colorado Springs CO Util. System Rev. VRDO	3.570%	11/7/06	75,000	75,000
[1] Denver CO City & County Airport Rev. TOB VRDO	3.600%	11/7/06 (10)	7,250	7,250
[1] Denver CO City & County Airport Rev. TOB VRDO	3.600%	11/7/06 (10)	5,285	5,285
[1] Denver CO City & County Airport Rev. TOB VRDO	3.630%	11/7/06 (4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.600%	11/7/06 (1)	10,000	10,000
Denver CO City & County Airport Rev. VRDO	3.630%	11/7/06 (1)	50,590	50,590
Denver CO City & County Airport Rev. VRDO	3.630%	11/7/06 (11)	22,000	22,000
Denver CO City & County COP (Wellington E. Webb
Municipal Office Building) VRDO	3.560%	11/7/06 (2)	39,900	39,900
[1] Jefferson County CO School Dist. TOB VRDO	3.600%	11/7/06 (4)	11,385	11,385
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.560%	11/7/06 LOC	3,320	3,320
[1] Regional Transp. Dist. of Colorado Sales Tax Rev.
TOB VRDO	3.610%	11/7/06 (2)	7,400	7,400
[1] Univ. of Colorado Enterprise System Rev. TOB VRDO	3.610%	11/7/06 (3)	4,620	4,620
				843,074
Connecticut (0.6%)
Connecticut GO	5.000%	4/15/07	12,110	12,187
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.580%	11/7/06 (3)	24,935	24,935
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.580%	11/7/06 (2)	25,705	25,705
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.580%	11/7/06 (2)	5,315	5,315
Connecticut State Health & Educ. Fac. Auth.
(Yale Univ.) CP	3.500%	11/10/06	12,500	12,500
Connecticut State Health & Educ. Fac. Auth.
(Yale Univ.) CP	3.500%	11/13/06	12,500	12,500
[1] Connecticut State Housing Finance Auth. TOB VRDO	3.660%	11/7/06	9,000	9,000
[1] Connecticut State Housing Rev. TOB VRDO	3.660%	11/7/06 (2)	10,975	10,975
				113,117

4

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.3%)
1 GS Pool Trust TOB VRDO	3.660%	11/7/06	9,264	9,264
1 GS Pool Trust TOB VRDO	3.690%	11/7/06 (11)	23,000	23,000
New Castle County DE Airport Fac. Rev.
(FlightSafety) VRDO	3.600%	11/7/06	16,600	16,600
				48,864
District of Columbia (2.0%)
District of Columbia (Henry J. Kaiser
Family Foundation) VRDO	3.630%	11/7/06	12,000	12,000
District of Columbia
(National Geographic Society) VRDO	3.550%	11/7/06	24,270	24,270
District of Columbia
(National Public Radio Inc.) VRDO	3.570%	11/7/06 LOC	18,530	18,530
[1] District of Columbia GO TOB VRDO	3.600%	11/7/06 (4)	5,220	5,220
[1] District of Columbia GO TOB VRDO	3.600%	11/7/06 (4)	3,750	3,750
[1] District of Columbia GO TOB VRDO	3.600%	11/7/06 (2)	4,490	4,490
District of Columbia GO VRDO	3.580%	11/7/06 (1)	45,495	45,495
District of Columbia GO VRDO	3.600%	11/7/06 (3)	59,800	59,800
District of Columbia Rev.
(American College of Cardiology) VRDO	3.570%	11/7/06 LOC	13,000	13,000
District of Columbia Rev.
(Georgetown Day School) VRDO	3.570%	11/7/06 LOC	18,000	18,000
District of Columbia Univ. Rev.
(George Washington Univ.) VRDO	3.600%	11/7/06 (1)	47,565	47,565
Metro. Washington Airports Auth.
Airport System Rev. CP	3.780%	12/14/06 LOC	23,000	23,000
Metro. Washington Airports Auth.
Airport System Rev. CP	3.600%	1/16/07 LOC	25,000	25,000
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.630%	11/7/06 (4)	12,000	12,000
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.630%	11/7/06 (1)	6,510	6,510
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.630%	11/7/06 (1)	10,250	10,250
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.640%	11/7/06 (1)	19,000	19,000
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.640%	11/7/06 (4)	22,600	22,600
[1] Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.640%	11/7/06 (4)	6,000	6,000
				376,480
Florida (4.5%)
Brevard County FL School Board Rev. RAN	4.500%	4/27/07	20,000	20,073
[1] Broward County FL GO (Parks & Land
Preservation Project) TOB VRDO	3.600%	11/7/06	5,675	5,675
[1] Broward County FL GO (Parks & Land
Preservation Project) TOB VRDO	3.600%	11/7/06	6,940	6,940
[1] Broward County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	5,275	5,275
[1] Broward County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	6,615	6,615
[1] Broward County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	9,960	9,960
[1] Broward County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	5,170	5,170
[1] Collier County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	11,695	11,695
[1] Collier County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	3,945	3,945
[1] Collier County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	6,055	6,055
[1] Collier County FL School Board COP TOB VRDO	3.600%	11/7/06 (4)	5,145	5,145

5

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dade County FL Water & Sewer System Rev. VRDO	3.550%	11/7/06 (3)	36,010	36,010
[1] Florida Board of Educ. Capital Outlay TOB VRDO	3.600%	11/7/06	7,980	7,980
[1] Florida Board of Educ. Public Educ.
Capital Outlay TOB VRDO	3.610%	11/7/06	15,000	15,000
[1] Florida Board of Educ. Public Educ. TOB VRDO	3.610%	11/7/06 (1)	7,880	7,880
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/07 (3)	5,450	5,504
[1] Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.600%	11/7/06 (3)	11,215	11,215
[1] Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.600%	11/7/06 (1)	28,205	28,205
[1] Florida Board of Educ. TOB VRDO	3.600%	11/7/06	15,320	15,320
[1] Florida Correctional Privatization Comm.
COP TOB VRDO	3.600%	11/7/06 (2)	7,945	7,945
[1] Florida Dept. of Transp. TOB PUT	3.350%	11/14/06	34,895	34,895
[1] Florida Dept. of Transp. TOB VRDO	3.600%	11/7/06	14,525	14,525
[1] Florida Dept. of Transp. TOB VRDO	3.600%	11/7/06	7,500	7,500
Florida Gas Util Rev. (Gas Supply Project) VRDO	3.580%	11/7/06	61,835	61,835
Florida Gulf Coast Univ. Financing Corp. VRDO	3.610%	11/7/06 LOC	10,400	10,400
[1] Florida Housing Finance Agency Rev. TOB VRDO	3.660%	11/7/06	7,600	7,600
Florida Muni. Power Agency Rev.
(Stanton Project) VRDO	3.580%	11/7/06 (1)	1,990	1,990
[1] Florida Turnpike Auth. Rev. TOB VRDO	3.600%	11/7/06 (2)	5,450	5,450
[1] Highlands County FL Health Rev.
(Adventist Health System) TOB VRDO	3.600%	11/7/06 LOC	4,725	4,725
Highlands County FL Health Rev.
(Adventist Health System) VRDO	3.550%	11/7/06 (3)	22,500	22,500
[1] Hillsborough County FL School Board COP
TOB VRDO	3.600%	11/7/06 (1)	5,105	5,105
[1] Hillsborough County FL Water & Sewer Rev.
TOB VRDO	3.630%	11/7/06 (2)	10,095	10,095
[1] Jacksonville FL Electric Auth. Water & Sewer Rev.
TOB VRDO	3.600%	11/7/06 (3)	4,150	4,150
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.600%	11/1/06 LOC	500	500
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.640%	11/1/06 LOC	20,030	20,030
Miami FL Parking System Rev. VRDO	3.540%	11/7/06 (2)	10,000	10,000
Miami-Dade County FL Aviation–
Miami International Airport CP	3.630%	11/9/06 LOC	27,603	27,603
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.610%	11/7/06 (3)	17,120	17,120
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.630%	11/7/06 (11)	3,990	3,990
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.630%	11/7/06 (10)	8,700	8,700
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.630%	11/7/06 (1)	5,335	5,335
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.640%	11/7/06 (11)	6,250	6,250
[1] Miami-Dade County FL Aviation–
Miami International Airport TOB VRDO	3.640%	11/7/06 (10)	2,475	2,475
[1] Miami-Dade County FL Expressway Auth.
Toll System Rev. TOB VRDO	3.610%	11/7/06 (2)	18,500	18,500
[1] Miami-Dade County FL Parks Program TOB VRDO	3.600%	11/7/06 (1)	5,350	5,350
[1] Miami-Dade County FL School Board COP TOB VRDO	3.610%	11/7/06 (2)	11,880	11,880
[1] Miami-Dade County FL School Board TOB VRDO	3.600%	11/7/06 (3)	3,100	3,100
Orange County FL Educ. Fac. Auth. Rev.
(Rollins College) VRDO	3.640%	11/1/06 LOC	5,575	5,575
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	3.640%	11/1/06 LOC	3,660	3,660

6

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	3.630%	11/7/06	4,260	4,260
[1] Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	3.630%	11/7/06	9,940	9,940
[1] Orange County FL Sales Tax Rev. TOB VRDO	3.600%	11/7/06 (3)	3,920	3,920
[1] Orange County FL School Board TOB VRDO	3.600%	11/7/06 (1)	11,695	11,695
[1] Orange County FL School Board TOB VRDO	3.600%	11/7/06 (3)	11,475	11,475
[1] Orlando & Orange County FL
Expressway Auth. TOB VRDO	3.600%	11/7/06 (2)	4,500	4,500
Orlando & Orange County FL
Expressway Auth. VRDO	3.520%	11/7/06 (4)	6,550	6,550
Orlando & Orange County FL
Expressway Auth. VRDO	3.520%	11/7/06 (4)	14,410	14,410
Orlando & Orange County FL
Expressway Auth. VRDO	3.530%	11/7/06 (2)	12,585	12,585
Orlando & Orange County FL
Expressway Auth. VRDO	3.530%	11/7/06 (2)	16,720	16,720
Orlando & Orange County FL
Expressway Auth. VRDO	3.540%	11/7/06 (2)	12,500	12,500
Palm Beach County FL Rev. (Community Foundation
Palm Beach Project) VRDO	3.580%	11/7/06 LOC	5,700	5,700
[1] Palm Beach County FL School Board COP TOB VRDO	3.600%	11/7/06 (3)	4,165	4,165
Pinellas County FL Health Fac. Auth. Rev.
(Bayfront Hospital) VRDO	3.640%	11/1/06 LOC	16,000	16,000
Port St. Lucie FL Rev. VRDO	3.560%	11/7/06 (1)	57,400	57,400
[1] Reedy Creek FL Improvement Dist. Util. Rev.
TOB VRDO	3.600%	11/7/06 (2)	6,425	6,425
[1] Sarasota County FL Util. System Rev. TOB VRDO	3.600%	11/7/06 (3)	7,940	7,940
Sunshine State Florida Govt.
Financing Comm. Rev. CP	3.500%	11/7/06 (2)(11)	6,400	6,400
Sunshine State Florida Govt.
Financing Comm. Rev. CP	3.590%	11/7/06 (2)(11)	26,125	26,125
Sunshine State Florida Govt.
Financing Comm. Rev. CP	3.590%	11/9/06 (2)(11)	18,895	18,895
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	3.640%	11/1/06 (2)	18,495	18,495
[1] Tampa Bay FL Water Util. System Rev. TOB VRDO	3.600%	11/7/06	2,500	2,500
[1] Volusia County FL Health Facs Auth Rev. TOB PUT	3.780%	8/2/07 (2)	8,840	8,840
West Palm Beach FL Util. System Rev. VRDO	3.580%	11/7/06 (3)(Prere.)	18,260	18,260
				868,145
Georgia (4.4%)
[1] Atlanta GA Airport General Rev. TOB VRDO	3.630%	11/7/06 (3)	2,135	2,135
Atlanta GA Airport General Rev. VRDO	3.550%	11/7/06 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	3.560%	11/7/06 (1)	62,710	62,710
[1] Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.600%	11/7/06 (4)	13,500	13,500
[1] Atlanta GA Airport Rev. TOB VRDO	3.660%	11/7/06 (3)	8,500	8,500
Atlanta GA Tax Allocation (Atlantic Station) VRDO	3.660%	11/7/06 LOC	15,000	15,000
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.590%	11/7/06 (4)	6,275	6,275
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.600%	11/7/06 (4)	5,000	5,000
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.610%	11/7/06 (4)	32,900	32,900
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.610%	11/7/06 (4)	9,600	9,600
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.630%	11/7/06 (1)	9,995	9,995
[1] Atlanta GA Water & Wastewater Rev. TOB VRDO	3.630%	11/7/06 (3)	18,495	18,495
Atlanta GA Water & Wastewater Rev. VRDO	3.580%	11/7/06 (4)	124,940	124,940
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	3.580%	11/7/06 (3)	53,265	53,265

7

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clayton County GA School Dist. TAN	4.500%	12/22/06	30,000	30,027
Coweta County GA Dev. Auth. Rev.
(Metro Atlanta YMCA Project) VRDO	3.570%	11/7/06 LOC	7,500	7,500
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.600%	11/7/06 (4)	4,365	4,365
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.600%	11/7/06	6,650	6,650
Floyd County GA Dev. Auth. Rev.
(Berry College) VRDO	3.570%	11/7/06 LOC	20,300	20,300
Floyd County GA Dev. Auth. Rev.
(Berry College) VRDO	3.570%	11/7/06 LOC	8,300	8,300
Forsyth County GA Water & Sewer Auth. Rev. VRDO	3.550%	11/7/06	10,000	10,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.560%	11/7/06 LOC	12,600	12,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.570%	11/7/06 LOC	7,300	7,300
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO	3.540%	11/7/06	43,280	43,280
Fulton County GA Dev. Auth.
(Woodward Academy Project) VRDO	3.570%	11/7/06 LOC	14,570	14,570
[1] Fulton County GA Fac. Corp. COP (Fulton County
GA Public Purpose Project) TOB VRDO	3.610%	11/7/06 (2)	16,695	16,695
[1] Fulton County GA School Dist. TOB VRDO	3.610%	11/7/06	21,000	21,000
[1] Fulton County GA Water & Sewer Rev. TOB VRDO	3.610%	11/7/06 (3)	3,300	3,300
[1] Georgia GO TOB VRDO	3.600%	11/7/06	6,155	6,155
[1] Georgia GO TOB VRDO	3.600%	11/7/06	2,600	2,600
[1] Georgia GO TOB VRDO	3.600%	11/7/06	31,315	31,315
[1] Georgia GO TOB VRDO	3.600%	11/7/06	1,100	1,100
Georgia Road & Tollway Auth. Federal Highway
Reimbursement Rev. CP	3.500%	12/13/06 LOC	20,000	20,000
[1] Gwinnett County GA Dev. Auth. COP TOB VRDO	3.600%	11/7/06 (1)	6,765	6,765
[1] Gwinnett County GA Dev. Auth. COP TOB VRDO	3.600%	11/7/06 (1)	7,815	7,815
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.570%	11/7/06 LOC	31,000	31,000
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.570%	11/7/06 LOC	13,000	13,000
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO	3.560%	11/7/06 (2)	45,000	45,000
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO	3.570%	11/7/06 LOC	19,765	19,765
[1] Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. TOB VRDO	3.600%	11/7/06 (4)	3,180	3,180
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. VRDO	3.550%	11/7/06 LOC	10,145	10,145
Richmond County GA Hosp. Auth.
(Univ. of Health Services) VRDO	3.570%	11/7/06 LOC	33,000	33,000
				834,342
Hawaii (0.3%)
[1] Hawaii Airport System Rev. TOB VRDO	3.630%	11/7/06 (3)	4,230	4,230
[1] Hawaii Airport System Rev. TOB VRDO	3.630%	11/7/06 (3)	1,330	1,330
[1] Hawaii GO TOB VRDO	3.600%	11/7/06 (1)	5,285	5,285
[1] Hawaii GO TOB VRDO	3.600%	11/7/06 (1)	6,340	6,340
[1] Hawaii GO TOB VRDO	3.600%	11/7/06 (4)	14,275	14,275
[1] Hawaii GO TOB VRDO	3.600%	11/7/06 (1)	6,050	6,050
[1] Hawaii GO TOB VRDO	3.610%	11/7/06 (4)	8,435	8,435
[1] Honolulu HI City & County TOB VRDO	3.600%	11/7/06 (1)	4,580	4,580
[1] Honolulu HI City & County TOB VRDO	3.600%	11/7/06 (1)	3,645	3,645
[1] Honolulu HI City & County TOB VRDO	3.600%	11/7/06 (3)	3,540	3,540
[1] Honolulu HI City & County TOB VRDO	3.610%	11/7/06 (1)	7,500	7,500
				65,210

8

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho (0.6%)
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	7,320	7,320
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	10,665	10,665
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	12,000	12,000
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	6,185	6,185
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	6,580	6,580
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	9,875	9,875
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	11,440	11,440
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	12,100	12,100
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	9,450	9,450
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	12,335	12,335
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	9,875	9,875
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	10,500	10,500
				118,325
Illinois (9.8%)
Bartlett IL Special Services Area
(Bluff City LLC) VRDO	3.580%	11/7/06 LOC	16,600	16,600
[1] Chicago IL Board of Educ. TOB VRDO	3.600%	11/7/06 (2)	12,095	12,095
[1] Chicago IL Board of Educ. TOB VRDO	3.600%	11/7/06 (1)	6,005	6,005
[1] Chicago IL Board of Educ. TOB VRDO	3.600%	11/7/06 (1)	5,260	5,260
Chicago IL Board of Educ. VRDO	3.650%	11/1/06 (11)	18,000	18,000
Chicago IL Board of Educ. VRDO	3.560%	11/7/06 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	3.560%	11/7/06 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.600%	11/7/06 (4)	20,000	20,000
[1] Chicago IL GO TOB VRDO	3.590%	11/7/06 (4)	17,990	17,990
[1] Chicago IL GO TOB VRDO	3.600%	11/7/06 (3)	7,905	7,905
[1] Chicago IL GO TOB VRDO	3.600%	11/7/06 (1)	5,475	5,475
[1] Chicago IL GO TOB VRDO	3.600%	11/7/06 (4)	4,970	4,970
[1] Chicago IL GO TOB VRDO	3.600%	11/7/06 (4)	5,265	5,265
[1] Chicago IL GO TOB VRDO	3.600%	11/7/06 (1)	2,600	2,600
[1] Chicago IL GO TOB VRDO	3.600%	11/7/06 (2)	3,275	3,275
[1] Chicago IL GO TOB VRDO	3.600%	11/7/06 (4)	4,055	4,055
[1] Chicago IL GO TOB VRDO	3.610%	11/7/06 (1)	2,500	2,500
[1] Chicago IL GO TOB VRDO	3.630%	11/7/06 (2)	19,995	19,995
Chicago IL GO VRDO	3.560%	11/7/06 (4)	60,290	60,290
Chicago IL GO VRDO	3.570%	11/7/06 (4)	10,000	10,000
Chicago IL GO VRDO	3.580%	11/7/06 (3)	45,000	45,000
[1] Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	3.600%	11/7/06	16,875	16,875
[1] Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	3.600%	11/7/06	10,700	10,700
[1] Chicago IL Metro. Water Reclamation Dist.
GO TOB VRDO	3.600%	11/7/06	5,270	5,270
Chicago IL Midway Airport Rev. CP	3.750%	12/1/06 LOC	5,000	5,000

9

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Park Dist. TAN	4.500%	3/15/07	2,000	2,006
[1] Chicago IL Park Dist. TOB VRDO	3.600%	11/7/06 (3)	5,220	5,220
[1] Chicago IL Park Dist. TOB VRDO	3.600%	11/7/06 (3)	5,580	5,580
[1] Chicago IL Park Dist. TOB VRDO	3.630%	11/7/06 (3)	9,990	9,990
[1] Chicago IL Public Building Comm.
(Chicago School Reform Board) TOB VRDO	3.600%	11/7/06 (3)	5,400	5,400
[1] Chicago IL Sales Tax Rev. TOB VRDO	3.600%	11/7/06 (4)	5,420	5,420
Chicago IL Sales Tax Rev. VRDO	3.630%	11/7/06 (3)	69,500	69,500
Chicago IL Wastewater Transmission Rev. VRDO	3.580%	11/7/06 (1)	32,950	32,950
Chicago IL Water Rev. VRDO	3.550%	11/7/06 (1)	21,920	21,920
Chicago IL Water Rev. VRDO	3.550%	11/7/06 LOC	42,505	42,505
[1] Cook County IL GO TOB VRDO	3.590%	11/7/06 (1)	6,895	6,895
[1] Cook County IL GO TOB VRDO	3.600%	11/7/06 (1)	5,595	5,595
[1] Cook County IL GO TOB VRDO	3.600%	11/7/06 (3)	5,100	5,100
[1] Cook County IL GO TOB VRDO	3.600%	11/7/06 (2)	13,265	13,265
[1] Cook County IL GO TOB VRDO	3.630%	11/7/06 (3)	11,500	11,500
Cook County IL GO VRDO	3.540%	11/7/06	62,300	62,300
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston
Northwestern Healthcare Corp.) VRDO	3.600%	11/7/06	103,700	103,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.580%	11/7/06 (3)	19,095	19,095
Illinois Dev. Finance Auth. Rev.
(Chicago Horticultural Society) VRDO	3.580%	11/7/06 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev.
(Loyola Academy) VRDO	3.580%	11/7/06 LOC	16,245	16,245
Illinois Dev. Finance Auth. Rev.
(McCormick Theological) VRDO	3.580%	11/7/06 LOC	20,435	20,435
Illinois Dev. Finance Auth. Rev.
(North Shore Senior Center Project) VRDO	3.580%	11/7/06 LOC	7,000	7,000
[1] Illinois Educ. Auth. (Northwestern Univ.) TOB VRDO	3.600%	11/7/06	7,005	7,005
Illinois Educ. Fac. Auth. Rev.
(Adler Planetarium) VRDO	3.670%	11/7/06 LOC	12,300	12,300
Illinois Educ. Fac. Auth. Rev.
(Field Museum of Natural History) VRDO	3.630%	11/7/06 LOC	26,500	26,500
[1] Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	3.600%	11/7/06	5,985	5,985
[1] Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.600%	11/7/06	5,825	5,825
[1] Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.600%	11/7/06	4,850	4,850
[1] Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) TOB VRDO	3.600%	11/7/06	4,060	4,060
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) VRDO	3.550%	11/7/06	18,500	18,500
Illinois Educ. Fac. Auth. Rev.
(Univ. of Chicago) VRDO	3.550%	11/7/06	34,013	34,013
[1] Illinois Finance Auth. Rev.
(North Western Univ.) TOB VRDO	3.610%	11/7/06	8,165	8,165
Illinois Finance Auth. Rev.
(Univ. of Chicago) VRDO	3.550%	11/7/06	60,574	60,574
Illinois GO	4.000%	12/1/06	5,000	5,001
Illinois GO	5.250%	4/1/07 (4)	9,325	9,388
Illinois GO	5.000%	6/1/07	11,400	11,480
[1] Illinois GO TOB VRDO	3.590%	11/7/06 (2)	5,000	5,000
[1] Illinois GO TOB VRDO	3.590%	11/7/06	8,735	8,735
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (1)	5,090	5,090
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (4)	3,995	3,995

10

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (4)	4,960	4,960
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (4)	3,550	3,550
[1] Illinois GO TOB VRDO	3.600%	11/7/06	2,860	2,860
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (1)	12,480	12,480
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (2)	11,540	11,540
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (2)	3,120	3,120
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (1)	9,150	9,150
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (2)	2,500	2,500
[1] Illinois GO TOB VRDO	3.600%	11/7/06	7,680	7,680
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (1)	8,385	8,385
[1] Illinois GO TOB VRDO	3.600%	11/7/06 (1)	5,285	5,285
[1] Illinois GO TOB VRDO	3.610%	11/7/06 (3)	22,000	22,000
[1] Illinois GO TOB VRDO	3.660%	11/7/06 (2)	2,940	2,940
Illinois GO VRDO	3.540%	11/7/06	97,735	97,735
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.600%	1/18/07	9,000	9,000
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.600%	2/1/07	28,000	28,000
Illinois Health Fac. Auth. Rev.
(Evanston Hosp. Corp.) CP	3.600%	2/8/07	30,000	30,000
Illinois Health Fac. Auth. Rev. (Gottlieb Health
Resources Inc. Obligated Group) VRDO	3.540%	11/7/06 LOC	24,500	24,500
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO	3.650%	11/1/06 (1)	4,955	4,955
[1] Illinois Regional Transp. Auth. Rev. TOB VRDO	3.590%	11/7/06 (1)	5,225	5,225
[1] Illinois Regional Transp. Auth. Rev. TOB VRDO	3.600%	11/7/06 (1)	5,195	5,195
[1] Illinois Regional Transp. Auth. Rev. TOB VRDO	3.600%	11/7/06 (3)	12,895	12,895
[1] Illinois Sales Tax Rev. TOB VRDO	3.600%	11/7/06	3,500	3,500
[1] Illinois Sales Tax Rev. TOB VRDO	3.600%	11/7/06 (4)	5,270	5,270
[1] Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	3.600%	11/7/06 (1)	6,145	6,145
[1] Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	3.610%	11/7/06 (1)	10,000	10,000
[1] Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	3.610%	11/7/06 (1)	4,000	4,000
[1] Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	3.630%	11/7/06 (1)	85	85
[1] Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	3.630%	11/7/06 (1)	42,415	42,415
[1] Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	3.630%	11/7/06 (1)	6,295	6,295
[1] Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev. TOB VRDO	3.630%	11/7/06 (1)	12,555	12,555
[1] Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.590%	11/7/06 (3)	22,785	22,785
[1] Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.590%	11/7/06 (4)	26,140	26,140
[1] Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.600%	11/7/06 (3)	64,300	64,300
[1] Schaumburg IL GO TOB VRDO	3.610%	11/7/06 (3)	6,000	6,000
Schaumburg IL GO VRDO	3.580%	11/7/06	970	970
Univ. of Chicago CP	3.750%	12/20/06	38,000	38,000
Univ. of Illinois (Util. Infrastructure Project)
COP VRDO	3.550%	11/7/06	115,243	115,243
[1] Univ. of Illinois Univ. Rev. TOB VRDO	3.610%	11/7/06 (1)	14,660	14,660

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Will County IL Community School Dist. TOB VRDO	3.600%	11/7/06 (3)	7,040	7,040
[1] Will County IL Community School Dist. TOB VRDO	3.650%	11/7/06 (4)	8,195	8,195
				1,871,965
Indiana (2.8%)
Delaware County IN Hosp. Auth. Rev.
(Cardinal Health Systems) VRDO	3.630%	11/7/06 (2)	30,900	30,900
[1] Franklin Township IN School Building Corp.
(Marion County) TOB VRDO	3.600%	11/7/06 (1)	5,555	5,555
[1] Indiana Bond Bank Rev. Revolving Funding
Program TOB VRDO	3.600%	11/7/06	8,285	8,285
Indiana Dev. Finance Auth. Rev.
(Childrens Museum) VRDO	3.600%	11/7/06	23,800	23,800
Indiana Dev. Finance Auth. Rev.
(Indianapolis Museum of Art) VRDO	3.600%	11/7/06 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.630%	11/7/06 LOC	29,940	29,940
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	3.350%	1/30/07	18,000	18,000
[1] Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Partners) TOB VRDO	3.620%	11/7/06	7,125	7,125
Indiana Housing Finance & Community Dev. Auth.
Single Family Mortgage Rev.	3.500%	12/14/06	75,450	75,450
Indiana Office Building Comm. Fac. Rev.
(Indiana Govt. Center South) VRDO	3.550%	11/7/06	14,600	14,600
Indiana Office Building Comm. Fac. Rev.
(Miami Correctional Fac.) VRDO	3.550%	11/7/06	58,800	58,800
Indiana Office Building Comm. Fac. Rev.
(Pendleton Juvenile Corrections Fac.) VRDO	3.550%	11/7/06	30,200	30,200
[1] Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	3.590%	11/7/06 (3)	7,970	7,970
[1] Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	3.600%	11/7/06 (3)	5,125	5,125
[1] Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	3.600%	11/7/06 (3)	4,299	4,299
[1] Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	3.600%	11/7/06 (3)	4,070	4,070
[1] Indiana Transp. Finance Auth. Highway Rev.
TOB VRDO	3.600%	11/7/06 (3)	4,995	4,995
[1] Indianapolis IN Local Public Improvement Bond Bank
TOB VRDO	3.600%	11/7/06 (1)	9,745	9,745
Indianapolis IN Local Public Improvement Rev.
(Bank-Waterworks Project) VRDO	3.560%	11/7/06 (1)	91,700	91,700
Indianapolis IN Local Public Improvement Rev. BAN	4.500%	1/4/07	26,925	26,956
[1] Indianapolis IN Local Public Improvement Rev.
TOB VRDO	3.600%	11/7/06 (1)	4,240	4,240
[1] Indianapolis IN Local Public Improvement Rev.
TOB VRDO	3.630%	11/7/06 (2)	16,800	16,800
Noblesville IN Econ. Dev. Rev.
(Greystone Apartments Project) VRDO	3.640%	11/7/06 LOC	6,250	6,250
[1] Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.600%	11/7/06	6,305	6,305
Trustee of Indiana Univ. CP	3.600%	12/11/06 LOC	10,700	10,700
Trustee of Indiana Univ. CP	3.600%	1/5/07 LOC	15,000	15,000
				535,910

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.4%)
Des Moines IA Subordinate Airport CP	3.650%	1/22/07 LOC	5,000	5,000
Des Moines IA Subordinate Airport CP	3.700%	2/12/07 LOC	1,300	1,300
Iowa Finance Auth. Single Family Rev. VRDO	3.620%	11/7/06	11,500	11,500
Iowa Finance Auth. Single Family Rev. VRDO	3.630%	11/7/06	12,000	12,000
Iowa Higher Educ. Loan Auth. Rev. Private
College Fac. (Grinnell College Project) VRDO	3.570%	11/7/06	37,500	37,500
				67,300
Kansas (0.4%)
Kansas Dept. of Transp. Highway Rev. VRDO	3.530%	11/7/06	25,500	25,500
[1] Kansas Dev. Finance Auth. TOB VRDO	3.600%	11/7/06	5,240	5,240
Sedgwick County KS Airport Fac. Rev.
(FlightSafety) VRDO	3.600%	11/7/06	34,000	34,000
[1] Wyandotte County Kansas City KS Unified
Govt. GO TOB VRDO	3.610%	11/7/06 (2)	6,000	6,000
				70,740
Kentucky (1.5%)
Jeffersontown KY Lease Program
(Kentucky League of Cities Funding) VRDO	3.700%	11/7/06 LOC	3,800	3,800
Kentucky Asset/Liability Comm.
General Fund Rev. TRAN	4.500%	6/28/07	75,000	75,381
[1] Kentucky Housing Corp. Single Family
Mortgage Rev. Draw Down TOB VRDO	3.630%	11/7/06	5,275	5,275
[1] Kentucky Housing Corp. Single Family
Mortgage Rev. TOB VRDO	3.630%	11/7/06	21,460	21,460
Kentucky Inc. Public Energy Auth.
Gas Supply Rev. VRDO	3.650%	11/1/06	49,300	49,300
Kentucky Property & Building Comm. Rev.	5.250%	8/1/07 (4)	13,000	13,157
Kentucky Rural Water Finance Corp. Rev.
(Public Project Construction Notes) PUT	3.625%	4/2/07	8,500	8,500
[1] Louisville & Jefferson County KY Metro.
Sewer Dist. TOB VRDO	3.610%	11/7/06 (3)	14,000	14,000
[1] Louisville & Jefferson County KY TOB VRDO	3.610%	11/7/06 (1)	17,500	17,500
[1] Louisville KY Regional Airport TOB VRDO	3.660%	11/7/06 (2)	4,605	4,605
Richmond KY League of Cities Funding
Lease Program Rev. VRDO	3.580%	11/7/06 LOC	10,000	10,000
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO	3.630%	11/7/06 LOC	62,010	62,010
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO	3.630%	11/7/06 LOC	4,900	4,900
				289,888
Louisiana (0.4%)
Louisiana GO	5.000%	5/1/07 (4)	15,580	15,690
[1] Louisiana GO TOB VRDO	3.600%	11/7/06 (11)	4,485	4,485
[1] Louisiana GO TOB VRDO	3.600%	11/7/06 (2)	5,200	5,200
[1] Louisiana GO TOB VRDO	3.610%	11/7/06 (3)	30,000	30,000
Louisiana Local Govt. Environment Facilities
Community Dev. Auth. Rev. VRDO	3.590%	11/7/06 LOC	12,500	12,500
				67,875
Maine (0.9%)
Maine GO BAN	4.500%	6/8/07	30,310	30,442
[1] Maine Health & Higher Educ. Fac.
Auth. Rev. TOB VRDO	3.600%	11/7/06 (1)	11,335	11,335
[1] Maine Housing Auth. General Rev. TOB VRDO	3.610%	11/7/06	4,240	4,240
[1] Maine Housing Auth. General Rev. TOB VRDO	3.610%	11/7/06	3,740	3,740

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Maine Housing Auth. General Rev. TOB VRDO	3.630%	11/7/06	5,200	5,200
[1] Maine Housing Auth. General Rev. TOB VRDO	3.630%	11/7/06	2,805	2,805
[1] Maine Housing Auth. General Rev. TOB VRDO	3.630%	11/7/06	7,645	7,645
[1] Maine Housing Auth. General Rev. TOB VRDO	3.630%	11/7/06	3,370	3,370
Maine Housing Auth. Mortgage PUT	3.650%	9/14/07	35,000	35,000
Maine Housing Auth. Mortgage Rev.	3.370%	11/15/06	76,000	76,000
				179,777
Maryland (1.3%)
Howard County MD CP	3.550%	1/12/07	35,800	35,800
[1] Maryland Dept. of Housing & Community Dev.
Mortgage Rev. Draw Down TOB VRDO	3.610%	11/7/06	14,900	14,900
Maryland Dept. of Housing & Community Dev. Rev.	3.200%	11/24/06	43,000	43,000
Maryland Dept. of Housing & Community Dev. Rev.	3.670%	9/12/07	18,000	18,000
Maryland Dept. of Housing & Community Dev. Rev.	3.720%	9/12/07	21,000	21,000
[1] Maryland Dept. of Housing & Community Dev. Rev.
TOB VRDO	3.630%	11/7/06	3,000	3,000
[1] Maryland Dept. of Housing & Community Dev.
TOB VRDO	3.610%	11/7/06	11,155	11,155
[1] Maryland Dept. of Transp. TOB VRDO	3.600%	11/7/06	4,800	4,800
Maryland Econ. Dev. Corp. Rev.
(Constellation Energy) VRDO	3.530%	11/7/06 LOC	19,000	19,000
Maryland Econ. Dev. Corp. Rev. VRDO	3.640%	11/1/06 (2)	5,040	5,040
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Gilman School) VRDO	3.560%	11/7/06 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) CP	3.540%	11/1/06	20,000	20,000
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Johns Hopkins Univ.) CP	3.510%	11/15/06	10,000	10,000
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO	3.560%	11/7/06 (2)	16,900	16,900
Montgomery County MD Housing Opportunities
Comm. (Single Family Mortgage) Rev.	4.500%	12/29/06	19,000	19,029
[1] Northeast MD Waste Disposal TOB PUT	3.780%	8/2/07 (2)	4,995	4,995
				254,619
Massachusetts (2.1%)
Massachusetts GO	5.500%	2/1/07 (1)	20,000	20,091
Massachusetts GO CP	3.550%	11/8/06	25,900	25,900
[1] Massachusetts GO TOB VRDO	3.600%	11/7/06	5,775	5,775
[1] Massachusetts GO TOB VRDO	3.600%	11/7/06 (4)	7,495	7,495
Massachusetts GO VRDO	3.630%	11/1/06	5,200	5,200
Massachusetts Health & Educ. Fac. Auth. Rev.
(Baystate Medical Center) VRDO	3.550%	11/7/06 LOC	21,900	21,900
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.700%	11/1/06	40,000	40,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.700%	11/9/06	40,735	40,735
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.600%	1/17/07	18,262	18,262
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	3.600%	1/18/07	20,000	20,000
[1] Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	3.610%	11/7/06	15,000	15,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	3.560%	11/7/06	33,500	33,500
Massachusetts Housing Finance Agency
Housing Rev.	3.830%	8/1/07	7,000	7,000

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Massachusetts Housing Finance Agency
Housing Rev. TOB VRDO	3.610%	11/7/06	10,525	10,525
[1] Massachusetts Housing Finance Agency
Housing Rev. TOB VRDO	3.610%	11/7/06	2,965	2,965
Massachusetts Ind. Finance Agency Rev.
(Buckingham Browne) VRDO	3.570%	11/7/06 LOC	5,000	5,000
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.610%	11/7/06 (1)	9,800	9,800
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.610%	11/7/06 (4)	31,135	31,135
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.610%	11/7/06 (4)	8,800	8,800
[1] Massachusetts School Building Auth.
Dedicated Sales Tax Rev. TOB VRDO	3.610%	11/7/06 (4)	7,070	7,070
[1] Massachusetts Water Pollution
Abatement TOB VRDO	3.600%	11/7/06	5,265	5,265
Massachusetts Water Resources Auth. Rev. CP	3.580%	2/8/07 LOC	13,500	13,500
[1] Massachusetts Water Resources Auth. Rev.
TOB VRDO	3.610%	11/7/06	7,565	7,565
[1] Massachusetts Water Resources Auth. Rev.
TOB VRDO	3.610%	11/7/06 (2)	7,300	7,300
Massachusetts Water Resources Auth. Rev. VRDO	3.580%	11/7/06 (2)	560	560
Massachusetts Water Resources Auth. Rev. VRDO	3.580%	11/7/06 (3)	2,190	2,190
Swampscott MA BAN	4.000%	1/19/07	19,637	19,659
				392,192
Michigan (4.0%)
[1] Detroit MI City School Dist. TOB VRDO	3.610%	11/7/06 (3)	7,680	7,680
[1] Detroit MI City School Dist. TOB VRDO	3.610%	11/7/06 (3)	12,375	12,375
[1] Detroit MI Sewer System Rev. TOB VRDO	3.600%	11/7/06 (3)	3,570	3,570
[1] Detroit MI Sewer System Rev. TOB VRDO	3.600%	11/7/06 (3)	13,000	13,000
[1] Detroit MI Sewer System Rev. TOB VRDO	3.600%	11/7/06 (4)	22,050	22,050
[1] Detroit MI Sewer System Rev. TOB VRDO	3.610%	11/7/06 (1)	20,100	20,100
[1] Detroit MI Sewer System Rev. TOB VRDO	3.610%	11/7/06 (3)	9,800	9,800
Detroit MI Sewer System Rev. VRDO	3.590%	11/1/06 (4)	27,500	27,500
Detroit MI Sewer System Rev. VRDO	3.560%	11/7/06 (3)	20,000	20,000
[1] Huron Valley MI School Dist. TOB VRDO	3.610%	11/7/06	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev.
(W.A. Foote Memorial Hosp.) VRDO	3.580%	11/7/06 LOC	10,000	10,000
[1] Michigan Building Auth. Rev. TOB VRDO	3.600%	11/7/06 (3)	9,455	9,455
[1] Michigan Building Auth. Rev. TOB VRDO	3.600%	11/7/06 (4)	9,635	9,635
[1] Michigan Building Auth. Rev. TOB VRDO	3.600%	11/7/06	5,095	5,095
[1] Michigan Building Auth. Rev. TOB VRDO	3.600%	11/7/06 (1)	4,260	4,260
[1] Michigan Building Auth. Rev. TOB VRDO	3.600%	11/7/06 (3)	5,000	5,000
[1] Michigan Building Auth. Rev. TOB VRDO	3.600%	11/7/06 (3)	6,005	6,005
[1] Michigan Building Auth. Rev. TOB VRDO	3.600%	11/7/06 (1)	12,185	12,185
[1] Michigan Environmental Program GO TOB VRDO	3.600%	11/7/06	4,375	4,375
Michigan Hosp. Finance Auth. Rev.
(Ascension Health) PUT	5.300%	11/15/06	6,480	6,484
[1] Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System) TOB VRDO	3.600%	11/7/06	1,670	1,670
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System) VRDO	3.560%	11/7/06 LOC	50,000	50,000
Michigan Hosp. Finance Auth. Rev.
(Holland Community Hosp.) VRDO	3.590%	11/7/06 LOC	7,000	7,000
[1] Michigan Hosp. Finance Auth. Rev. TOB VRDO	3.600%	11/7/06 LOC	14,200	14,200
[1] Michigan Housing Dev. Auth. Rev. TOB VRDO	3.620%	11/7/06 (4)	8,125	8,125

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Housing Dev. Auth. Single
Family Mortgage Rev. VRDO	3.660%	11/7/06	14,015	14,015
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/07 LOC	90,000	90,571
Michigan Muni. Bond Auth. Rev.	4.500%	8/20/07	29,400	29,587
[1] Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.600%	11/7/06	7,580	7,580
[1] Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.600%	11/7/06	8,380	8,380
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/07 (1)	6,000	6,013
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Comm.) VRDO	3.610%	11/7/06	6,500	6,500
Univ. of Michigan Hosp. Rev.
(Medical Service Plan) VRDO	3.640%	11/1/06	8,060	8,060
Univ. of Michigan Hosp. Rev. VRDO	3.640%	11/1/06	7,700	7,700
Univ. of Michigan Hosp. Rev. VRDO	3.640%	11/1/06	16,523	16,523
Univ. of Michigan Hosp. Rev. VRDO	3.530%	11/7/06	61,910	61,910
Univ. of Michigan Hosp. Rev. VRDO	3.540%	11/7/06	86,905	86,905
Univ. of Michigan Univ. Rev. VRDO	3.530%	11/7/06	84,975	84,975
[1] Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.630%	11/7/06 (1)	13,660	13,660
[1] Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.630%	11/7/06 (1)	2,745	2,745
[1] Wayne Charter County MI Airport Rev. TOB VRDO	3.630%	11/7/06 (1)	6,795	6,795
[1] Wayne Charter County MI Airport Rev. TOB VRDO	3.630%	11/7/06 (1)	4,560	4,560
				757,043
Minnesota (0.4%)
[1] Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.600%	11/7/06 (2)	6,860	6,860
[1] Minneapolis MN TOB VRDO	3.600%	11/7/06	3,970	3,970
[1] Minnesota GO TOB VRDO	3.600%	11/7/06	3,635	3,635
[1] Minnesota GO TOB VRDO	3.600%	11/7/06	3,845	3,845
[1] Minnesota GO TOB VRDO	3.600%	11/7/06	4,100	4,100
Minnesota Housing Finance Agency Residential
Housing Finance Rev.	3.300%	12/4/06	30,000	30,000
Minnesota Housing Finance Agency Residential
Housing Finance VRDO	3.630%	11/7/06	4,700	4,700
Minnesota Rural Water Finance Auth. Public
Project Construction TAN	4.750%	9/1/07	12,500	12,606
Minnesota School Dist. Tax & Aid Borrowing
Program COP TAN	4.500%	9/5/07	15,000	15,111
				84,827
Mississippi (0.9%)
Mississippi Bank Rev. Notes
(Mississippi Dept. of Transp.) CP	3.800%	3/19/07 LOC	20,000	20,000
[1] Mississippi Dev. Bank GO TOB VRDO	3.600%	11/7/06 (3)	6,495	6,495
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.560%	11/7/06	48,825	48,825
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.580%	11/7/06 (3)	12,150	12,150
[1] Mississippi GO TOB VRDO	3.610%	11/7/06 (3)	4,000	4,000
[1] Mississippi GO TOB VRDO	3.630%	11/7/06	12,515	12,515
[1] Mississippi GO TOB VRDO	3.630%	11/7/06 (4)	9,200	9,200
Mississippi GO VRDO	3.590%	11/7/06	50,820	50,820
[1] Mississippi Home Corp. Single Family Rev.
TOB VRDO	3.600%	11/7/06 (3)	2,255	2,255
[1] Mississippi Home Corp. Single Family Rev.
TOB VRDO	3.630%	11/7/06	9,755	9,755
				176,015

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (0.7%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) VRDO	3.580%	11/7/06 (4)	18,500	18,500
Curators of the Univ. of Missouri
System Fac. Rev. VRDO	3.630%	11/1/06	13,000	13,000
[1] Kansas City MO GO TOB VRDO	3.600%	11/7/06	7,295	7,295
[1] Missouri Board Public Building Special Obligation
Rev. TOB VRDO	3.600%	11/7/06	5,000	5,000
[1] Missouri Environmental Improvement &
Energy Resource Auth. Water PCR
(Clean Water SRF Program) TOB VRDO	3.590%	11/7/06	7,455	7,455
[1] Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (BJC Health System) TOB VRDO	3.600%	11/7/06	4,790	4,790
[1] Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) TOB VRDO	3.610%	11/7/06	9,900	9,900
Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) VRDO	3.650%	11/1/06	10,995	10,995
Missouri Higher Educ. Student Loan Auth. VRDO	3.620%	11/7/06 (1)	30,200	30,200
Missouri Highways & Transp. Comm.
Road Rev. VRDO	3.550%	11/7/06 LOC	6,400	6,400
[1] Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	3.630%	11/7/06	3,735	3,735
[1] Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	3.630%	11/7/06	6,900	6,900
[1] Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	3.660%	11/7/06	3,905	3,905
[1] Missouri Housing Dev. Corp. Single Family
Mortgage Rev. TOB VRDO	3.660%	11/7/06	10,565	10,565
				138,640
Nebraska (1.4%)
American Public Energy Agency Nebraska
(National Public Gas Agency) VRDO	3.550%	11/7/06	36,876	36,876
American Public Energy Agency Nebraska
(National Public Gas Agency) VRDO	3.560%	11/7/06	63,130	63,130
[1] Douglas County NE School Dist. GO TOB VRDO	3.600%	11/7/06	7,320	7,320
Lincoln NE Lincoln Electric System CP	3.540%	11/1/06	26,250	26,250
[1] Nebraska Higher Educ. Loan Program VRDO	3.680%	11/7/06 (1)	24,700	24,700
[1] Nebraska Higher Educ. Loan Program VRDO	3.680%	11/7/06 (1)	27,675	27,675
[1] Nebraska Higher Educ. Loan Program VRDO	3.680%	11/7/06 (1)	20,575	20,575
[1] Nebraska Higher Educ. Loan Program VRDO	3.680%	11/7/06 (1)	24,280	24,280
[1] Nebraska Public Power Dist. Rev. TOB VRDO	3.610%	11/7/06 (2)	3,200	3,200
[1] Nebraska Public Power Dist. Rev. TOB VRDO	3.610%	11/7/06 (2)	5,330	5,330
[1] Omaha NE Public Power Dist. Electric Rev. TOB VRDO	3.600%	11/7/06	25,025	25,025
[1] Omaha NE TOB VRDO	3.610%	11/7/06	8,000	8,000
				272,361
Nevada (0.8%)
Clark County NV Airport Improvement Rev. VRDO	3.580%	11/7/06 (3)	20,000	20,000
Clark County NV Airport Improvement Rev. VRDO	3.630%	11/7/06 (3)	13,000	13,000
[1] Clark County NV Airport System Rev. TOB VRDO	3.630%	11/7/06 (3)	10,095	10,095
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport) VRDO	3.620%	11/7/06 (1)	18,000	18,000
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	13,475	13,592
[1] Clark County NV School Dist. GO TOB PUT	3.600%	3/8/07 (4)	5,000	5,000
[1] Clark County NV School Dist. GO TOB VRDO	3.600%	11/7/06 (4)	5,640	5,640
[1] Clark County NV School Dist. GO TOB VRDO	3.600%	11/7/06 (4)	17,420	17,420

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Clark County NV School Dist. GO TOB VRDO	3.600%	11/7/06 (4)	10,440	10,440
[1] Clark County NV School Dist. GO TOB VRDO	3.600%	11/7/06 (1)	5,870	5,870
[1] Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding TOB VRDO	3.600%	11/7/06 (3)	3,300	3,300
Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding VRDO	3.590%	11/1/06	24,600	24,600
[1] Nevada GO TOB VRDO	3.600%	11/7/06	5,125	5,125
[1] Nevada GO TOB VRDO	3.600%	11/7/06 (4)	2,600	2,600
Nevada Housing Division Multi-Unit Housing
City Center VRDO	3.590%	11/7/06 LOC	7,440	7,440
				162,122
New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(Kendal at Hanover) VRDO	3.570%	11/7/06 LOC	12,220	12,220
New Hampshire Health & Educ. Fac. Auth. Rev.
(St. Paul’s School) VRDO	3.580%	11/7/06	34,080	34,080
				46,300
New Jersey (1.1%)
Burlington County NJ BAN	4.500%	3/1/07	15,000	15,051
Middlesex County NJ BAN	4.500%	6/14/07	35,529	35,676
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	3.710%	11/7/06 LOC	30,000	30,000
New Jersey GO	5.000%	7/15/07	21,000	21,206
[1] New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB VRDO	3.610%	11/7/06 (7)	10,000	10,000
New Jersey TRAN	4.500%	6/22/07	50,000	50,322
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.590%	11/7/06 (1)	10,635	10,635
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.620%	11/7/06 (4)	9,215	9,215
Union County NJ BAN	4.500%	3/1/07	30,000	30,101
				212,206
New Mexico (0.8%)
[1] New Mexico Finance Auth. Rev. TOB VRDO	3.600%	11/7/06 (2)	8,005	8,005
[1] New Mexico Finance Auth. Rev. TOB VRDO	3.600%	11/7/06 (1)	8,850	8,850
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.600%	11/7/06 (1)	5,195	5,195
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.600%	11/7/06 (1)	17,715	17,715
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.600%	11/7/06 (2)	5,220	5,220
[1] New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.600%	11/7/06 (1)	10,985	10,985
New Mexico TRAN	4.500%	6/29/07	25,000	25,116
Univ. of New Mexico Univ. Rev. VRDO	3.620%	11/7/06	20,830	20,830
Univ. of New Mexico Univ. Rev. VRDO	3.630%	11/7/06	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	3.630%	11/7/06	36,940	36,940
				150,856
New York (3.0%)
[1] Metro. New York Transp. Auth. Rev.
(Dedicated Petroluem Tax) TOB VRDO	3.600%	11/7/06 (1)	6,015	6,015
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.600%	11/7/06 (2)	14,700	14,700
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.600%	11/7/06 (2)	19,050	19,050
New York City NY GO VRDO	3.600%	11/1/06 LOC	25,360	25,360
New York City NY Housing Dev. Corp. Rev. VRDO	3.620%	11/7/06	7,800	7,800
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.520%	11/9/06	155,000	155,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.550%	1/3/07	75,000	75,000
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.600%	11/7/06 (1)	12,300	12,300

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.600%	11/7/06 (1)	9,900	9,900
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.600%	11/7/06	19,600	19,600
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.620%	11/1/06 (3)	12,700	12,700
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.550%	11/7/06	14,100	14,100
[1] New York City NY Transitional Finance Auth. Rev.
TOB VRDO	3.600%	11/7/06	12,175	12,175
[1] New York City NY Transitional Finance Auth. Rev.
TOB VRDO	3.600%	11/7/06	12,475	12,475
New York City NY Transitional Finance Auth. Rev.
VRDO	3.640%	11/1/06	14,405	14,405
New York City NY Transitional Finance Auth. Rev.
VRDO	3.570%	11/7/06	38,665	38,665
[1] New York Metro. Transp. Auth. Rev. TOB VRDO	3.600%	11/7/06 (4)	9,155	9,155
New York State Housing Finance Agency Rev. VRDO	3.600%	11/7/06 LOC	31,000	31,000
New York State Power Auth. Rev. CP	3.570%	11/10/06	55,950	55,950
[1] New York State Thruway Auth. Rev. TOB VRDO	3.600%	11/7/06 (4)	22,630	22,630
[1] Port Auth. of New York & New Jersey Rev. TOB
VRDO	3.610%	11/7/06	10,000	10,000
				577,980
North Carolina (3.5%)
[1] Charlotte NC COP TOB VRDO	3.600%	11/7/06	5,305	5,305
Charlotte NC Water & Sewer System Rev. VRDO	3.570%	11/7/06	58,200	58,200
Mecklenburg County NC GO VRDO	3.540%	11/7/06	13,615	13,615
Mecklenburg County NC GO VRDO	3.580%	11/7/06	8,200	8,200
Mecklenburg County NC GO VRDO	3.580%	11/7/06	8,200	8,200
Mecklenburg County NC GO VRDO	3.580%	11/7/06	8,200	8,200
Mecklenburg County NC GO VRDO	3.580%	11/7/06	9,000	9,000
Mecklenburg County NC GO VRDO	3.580%	11/7/06	7,000	7,000
Mecklenburg County NC GO VRDO	3.580%	11/7/06	6,600	6,600
Mecklenburg County NC GO VRDO	3.580%	11/7/06	13,500	13,500
Mecklenburg County NC GO VRDO	3.580%	11/7/06	10,000	10,000
Mecklenburg County NC GO VRDO	3.580%	11/7/06	7,000	7,000
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO	3.570%	11/7/06 LOC	11,685	11,685
[1] North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.610%	11/7/06	12,000	12,000
[1] North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.) TOB VRDO	3.610%	11/7/06	8,600	8,600
[1] North Carolina Capital Fac. Finance Agency Rev.
TOB VRDO	3.610%	11/7/06	15,700	15,700
[1] North Carolina Eastern Muni. Power Agency Rev.
TOB VRDO	3.590%	11/7/06 (3)	4,075	4,075
North Carolina GO	5.000%	3/1/07	5,000	5,023
[1] North Carolina GO TOB VRDO	3.600%	11/7/06	3,495	3,495
North Carolina GO VRDO	3.550%	11/7/06	15,410	15,410
[1] North Carolina Housing Finance Agency TOB VRDO	3.690%	11/7/06	3,600	3,600
[1] North Carolina Infrastructure Financial Corp. COP
TOB VRDO	3.600%	11/7/06	2,625	2,625
[1] North Carolina Infrastructure Financial Corp. COP
TOB VRDO	3.630%	11/7/06	10,495	10,495
North Carolina Medical Care Comm. Health Care Fac.
(Duke Univ. Health System) VRDO	3.550%	11/7/06	10,500	10,500

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Comm. Health Care Fac.
(Duke Univ. Health System) VRDO	3.550%	11/7/06	53,925	53,925
North Carolina Medical Care Comm. Health Care Fac.
(Univ. Eastern Carolina) VRDO	3.550%	11/7/06 (2)	65,000	65,000
North Carolina Medical Care Comm. Health Care Fac.
(Univ. Eastern Carolina) VRDO	3.560%	11/7/06 (2)	15,110	15,110
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	3.580%	11/7/06	47,700	47,700
Raleigh Durham NC Airport Auth. Rev. VRDO	3.590%	11/7/06 (10)	9,000	9,000
Raleigh Durham NC Airport Auth. Rev. VRDO	3.630%	11/7/06 (10)	12,000	12,000
Raleigh NC Downtown Improvement Project
COP VRDO	3.550%	11/7/06	83,225	83,225
Raleigh NC Downtown Improvement Project
COP VRDO	3.550%	11/7/06	15,000	15,000
Union County NC GO VRDO	3.540%	11/7/06	27,875	27,875
Union County NC GO VRDO	3.540%	11/7/06	4,600	4,600
[1] Univ. of North Carolina Univ. Rev. TOB VRDO	3.610%	11/7/06	30,000	30,000
[1] Univ. of North Carolina Univ. Rev. TOB VRDO	3.610%	11/7/06	14,850	14,850
Winston-Salem NC Water & Sewer System Rev.
VRDO	3.570%	11/7/06	5,000	5,000
Winston-Salem NC Water & Sewer System Rev.
VRDO	3.580%	11/7/06	19,600	19,600
				660,913
Ohio (2.6%)
Anderson Township OH BAN	4.750%	6/14/07	15,000	15,090
Cleveland OH Water Works Rev. VRDO	3.540%	11/7/06 (4)	35,500	35,500
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.700%	11/1/06	12,500	12,500
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.700%	11/1/06	5,000	5,000
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO	3.540%	11/7/06 (2)	39,500	39,500
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group) VRDO	3.580%	11/7/06 (3)	5,100	5,100
[1] Hamilton County OH Sewer System Rev. TOB VRDO	3.600%	11/7/06 (1)	7,965	7,965
[1] Lehman Municipal Trust Receipts
(Cincinnati OH) TOB VRDO	3.610%	11/7/06 (3)	2,565	2,565
[1] Ohio Building Auth. (Adult Correctional
Building Fund) TOB VRDO	3.610%	11/7/06	7,920	7,920
[1] Ohio Building Auth. Rev. (Administration
Building Fund) TOB VRDO	3.600%	11/7/06 (4)	4,165	4,165
[1] Ohio Common Schools GO TOB VRDO	3.590%	11/7/06	5,545	5,545
Ohio Common Schools GO VRDO	3.550%	11/7/06	29,000	29,000
Ohio Common Schools GO VRDO	3.580%	11/7/06	9,700	9,700
[1] Ohio GO TOB VRDO	3.600%	11/7/06	4,105	4,105
[1] Ohio GO TOB VRDO	3.600%	11/7/06	5,795	5,795
Ohio GO VRDO	3.550%	11/7/06	69,100	69,100
Ohio GO VRDO	3.550%	11/7/06	46,815	46,815
Ohio GO VRDO	3.580%	11/7/06	29,200	29,200
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.550%	11/7/06	7,130	7,130
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College) VRDO	3.630%	11/7/06	8,500	8,500
Ohio Higher Educ. Fac. Comm. Rev.
(Marietta College) VRDO	3.580%	11/7/06 LOC	8,300	8,300
Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.580%	11/7/06 LOC	15,080	15,080

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Ohio Higher Educ. GO TOB VRDO	3.610%	11/7/06	10,000	10,000
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.630%	11/7/06	4,265	4,265
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.650%	11/7/06	4,970	4,970
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.610%	11/7/06	26,500	26,500
[1] Ohio Housing Finance Agency Mortgage Rev. VRDO	3.630%	11/7/06	6,890	6,890
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.630%	11/7/06	5,585	5,585
Ohio School Dist. Cash Flow Borrowing
Program COP BAN	4.750%	6/29/07	11,106	11,174
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	3.650%	11/1/06	9,885	9,885
[1] Ohio State Turnpike Comm. Rev. TOB VRDO	3.610%	11/7/06 (3)	3,435	3,435
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.640%	11/7/06 LOC	7,000	7,000
[1] Ohio Water Dev. Auth. PCR TOB VRDO	3.650%	11/7/06	6,680	6,680
Ross County OH Hosp. Fac. Rev.
(Adena Health System) VRDO	3.600%	11/1/06 (11)	900	900
Toledo OH City Services Special Assessment VRDO	3.560%	11/7/06 LOC	7,200	7,200
Univ. of Akron OH General Receipts Rev. VRDO	3.560%	11/7/06 (3)	9,200	9,200
Univ. of Cincinnati OH General Receipts VRDO	3.560%	11/7/06 (2)	17,300	17,300
				504,559
Oklahoma (0.4%)
Oklahoma State Capitol Improvement
Auth. Fac. Rev. VRDO	3.650%	11/1/06 (11)	9,000	9,000
Oklahoma State Capitol Improvement
Auth. Fac. Rev. VRDO	3.650%	11/1/06 (11)	5,100	5,100
Oklahoma Turnpike Auth. VRDO	3.570%	11/7/06 (10)	13,900	13,900
Payne County OK Econ. Dev. Auth.
Student Housing Rev. VRDO	3.590%	11/7/06 (2)	24,230	24,230
Payne County OK Econ. Dev. Auth.
Student Housing Rev. VRDO	3.590%	11/7/06 (2)	16,500	16,500
				68,730
Oregon (1.1%)
Multnomah County OR TRAN	4.500%	6/29/07	20,000	20,106
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	3.610%	11/7/06	6,000	6,000
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	3.630%	11/7/06	5,000	5,000
[1] Oregon State Dept. Transp. Highway
Usertax Rev. TOB VRDO	3.600%	11/7/06	3,455	3,455
[1] Oregon State Dept. Transp. Highway
Usertax Rev. TOB VRDO	3.600%	11/7/06	1,725	1,725
Oregon State Dept. Transp. Highway
Usertax Rev. VRDO	3.520%	11/7/06	10,250	10,250
[1] Oregon State HomeOwner Rev. TOB VRDO	3.610%	11/7/06	18,045	18,045
[1] Oregon State HomeOwner Rev. TOB VRDO	3.630%	11/7/06	42,420	42,420
[1] Oregon State HomeOwner Rev. TOB VRDO	3.630%	11/7/06	54,910	54,910
Oregon State Housing & Community
Services Dept. Mortgage Rev. VRDO	3.550%	11/7/06	6,190	6,190
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	3.590%	11/7/06	5,000	5,000
Oregon State Housing & Community Services
Dept. Mortgage Rev. VRDO	3.610%	11/7/06	13,300	13,300
Oregon State Veteran Welfare Services VRDO	3.580%	11/7/06	10,000	10,000
Oregon TAN	4.500%	11/27/06	5,510	5,515

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Portland OR Econ. Dev. (Broadway Project) VRDO	3.590%	11/7/06 (2)	6,275	6,275
[1] Portland OR Sewer System Rev. TOB VRDO	3.600%	11/7/06 (4)	1,585	1,585
				209,776
Pennsylvania (2.9%)
Beaver County PA IDA PCR (First Energy) VRDO	3.620%	11/1/06 LOC	5,800	5,800
Berks County PA IDA (Lutheran Health Care) VRDO	3.570%	11/7/06 (2)	7,800	7,800
Delaware County PA Auth. Rev.
(White Horse Village Project) VRDO	3.630%	11/1/06 LOC	15,000	15,000
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.630%	11/1/06	39,450	39,450
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.630%	11/1/06	9,175	9,175
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.620%	11/7/06 (4)	40,300	40,300
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.630%	11/7/06 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.630%	11/7/06 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.630%	11/7/06 (2)	8,500	8,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.630%	11/1/06	10,700	10,700
Pennsylvania Housing Finance Agency Rev. VRDO	3.600%	11/7/06	15,000	15,000
Pennsylvania Intergovernmental
Cooperation Auth. Rev. VRDO	3.580%	11/7/06 (2)	30,435	30,435
[1] Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev. TOB VRDO	3.600%	11/7/06 (1)	2,585	2,585
Pennsylvania Turnpike Comm.
Registration Fee Rev. VRDO	3.560%	11/7/06 (4)	17,145	17,145
[1] Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.610%	11/7/06 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.550%	11/7/06	20,000	20,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.560%	11/7/06	4,520	4,520
Pennsylvania Turnpike Comm. Rev. VRDO	3.600%	11/7/06	19,400	19,400
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	11/1/06	19,000	19,000
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	57,000	57,261
Philadelphia PA Water & Waste Water Rev. VRDO	3.550%	11/7/06 (4)	31,110	31,110
Red Lion PA School Dist. VRDO	3.580%	11/7/06 (4)	25,000	25,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.550%	11/7/06 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	3.550%	11/7/06 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.550%	11/7/06 (2)	7,000	7,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.550%	11/7/06 (2)	14,800	14,800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.550%	11/7/06 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.600%	11/7/06 (2)	1,500	1,500

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.600%	11/7/06 (2)	19,300	19,300
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.600%	11/7/06 (2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.600%	11/7/06 (2)	10,800	10,800
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.520%	11/7/06	43,400	43,400
				561,811
Puerto Rico (0.2%)
Puerto Rico TRAN	4.500%	7/30/07 LOC	47,000	47,341

Rhode Island (0.2%)
[1] Rhode Island Convention Center Auth. Rev.
TOB VRDO	3.600%	11/7/06 (4)	5,930	5,930
[1] Rhode Island Convention Center Auth. Rev.
TOB VRDO	3.600%	11/7/06 (4)	5,400	5,400
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.600%	11/7/06 (1)	4,315	4,315
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.600%	11/7/06 (1)	4,790	4,790
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.630%	11/7/06 (1)	1,735	1,735
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.630%	11/7/06 (1)	3,925	3,925
[1] Rhode Island Econ. Dev. Corp. Airport Rev.
TOB VRDO	3.630%	11/7/06 (1)	4,485	4,485
[1] Rhode Island Housing & Mortgage
Finance Corp. Rev. TOB VRDO	3.630%	11/7/06 (4)	5,995	5,995
				36,575
South Carolina (1.1%)
Beaufort County SC School Dist. BAN	4.875%	7/13/07	20,000	20,141
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	3.570%	11/7/06	42,175	42,175
Greenville County SC School Dist. TAN	4.500%	6/1/07	24,040	24,170
[1] Horry County SC School Dist. GO TOB VRDO	3.600%	11/7/06 (4)	3,750	3,750
[1] South Carolina GO TOB VRDO	3.600%	11/7/06	11,940	11,940
South Carolina Public Service Auth. Rev.	5.000%	1/1/07	5,000	5,011
South Carolina Public Service Auth. Rev.
(Santee Cooper) CP	3.540%	11/1/06	3,733	3,733
South Carolina Public Service Auth. Rev.
(Santee Cooper) CP	3.520%	11/15/06	21,000	21,000
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.600%	11/7/06 (2)	4,535	4,535
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.600%	11/7/06 (1)	5,705	5,705
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.610%	11/7/06 (2)	11,000	11,000
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.610%	11/7/06 (4)	10,000	10,000
[1] South Carolina Public Service Auth. Rev. TOB VRDO	3.610%	11/7/06 (1)	23,150	23,150
[1] South Carolina Transp. Infrastructure Rev. TOB VRDO	3.600%	11/7/06 (2)	6,390	6,390
[1] South Carolina Transp. Infrastructure Rev. TOB VRDO	3.600%	11/7/06 (2)	12,330	12,330
[1] South Carolina Transp. Infrastructure Rev. TOB VRDO	3.600%	11/7/06 (2)	7,795	7,795
				212,825

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota (0.5%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	3.610%	11/7/06 LOC	15,000	15,000
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	3.610%	11/7/06 LOC	16,790	16,790
South Dakota Housing Dev. Auth. Homeownership
Mortgage Rev.	4.500%	12/15/06	50,000	50,063
[1] South Dakota Housing Dev. Auth. Homeownership
Mortgage Rev. TOB VRDO	3.690%	11/7/06	4,265	4,265
South Dakota Housing Dev. Auth. Homeownership
Mortgage Rev. VRDO	3.610%	11/7/06	3,400	3,400
[1] South Dakota Housing Dev. Auth. TOB VRDO	3.630%	11/7/06	3,650	3,650
				93,168
Tennessee (3.9%)
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.650%	11/1/06 (10)	7,400	7,400
Clarksville TN Public Building Auth. Rev.
(Pooled Financing) VRDO	3.640%	11/1/06 LOC	20,300	20,300
Clarksville TN Public Building Auth. Rev. VRDO	3.640%	11/1/06 LOC	6,525	6,525
Hamilton County TN CP	3.620%	11/9/06	8,500	8,500
[1] Knox County TN Public Improvement TOB VRDO	3.600%	11/7/06	34,275	34,275
Memphis TN CP	3.550%	11/9/06	25,100	25,100
Metro. Govt. of Nashville & Davidson County TN
GO VRDO	3.540%	11/7/06	38,165	38,165
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) CP	3.500%	11/1/06	4,280	4,280
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) CP	3.540%	11/1/06	7,230	7,230
Metro. Govt. of Nashville & Davidson County TN Ind.
Dev. Board (Country Music Hall of Fame) VRDO	3.570%	11/7/06 LOC	12,800	12,800
Metro. Govt. of Nashville TN Airport Auth.
Improvement Refunding VRDO	3.560%	11/7/06 (3)LOC	29,700	29,700
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County
Loan Pool) VRDO	3.640%	11/1/06 LOC	15,500	15,500
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County
Loan Pool) VRDO	3.640%	11/1/06 LOC	35,300	35,300
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.650%	11/1/06	12,500	12,500
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.650%	11/1/06 (2)	17,500	17,500
Sevier County TN Public Building Auth. (Local Govt.
Public Improvement Bonds) VRDO	3.650%	11/1/06 (2)	18,750	18,750
Sevier County TN Public Building Auth. (Local Govt.
Public Improvement Bonds) VRDO	3.650%	11/1/06 (10)	23,165	23,165
Sevier County TN Public Building Auth. (Local Govt.
Public Improvement Bonds) VRDO	3.700%	11/1/06 (2)	47,100	47,100
Sevier County TN Public Building Auth. (Local Govt.
Public Improvement Bonds) VRDO	3.580%	11/7/06 (2)	6,795	6,795
Shelby County TN GO CP	3.500%	11/1/06	55,000	55,000
Shelby County TN GO VRDO	3.550%	11/7/06	76,565	76,565
Shelby County TN GO VRDO	3.550%	11/7/06	109,090	109,090
Shelby County TN GO VRDO	3.630%	11/7/06	12,400	12,400
Shelby County TN Health Educ. & Housing Fac.
Board Rev. (BriarCrest) VRDO	3.570%	11/7/06 LOC	8,100	8,100

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN TAN	4.500%	6/29/07	17,000	17,078
Sumner County TN Capital Outlay VRDO	3.560%	11/7/06 LOC	30,000	30,000
Sumner County TN Capital Outlay VRDO	3.560%	11/7/06 LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	3.560%	11/7/06 LOC	10,000	10,000
[1] Tennessee Energy Acquisition Corp. Gas Rev.
TOB VRDO	3.600%	11/7/06	15,000	15,000
[1] Tennessee Energy Acquisition Corp. Gas Rev.
TOB VRDO	3.630%	11/7/06	9,000	9,000
[1] Tennessee Energy Acquisition Corp. Gas Rev.
TOB VRDO	3.630%	11/7/06	8,785	8,785
[1] Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	3.690%	11/7/06	2,390	2,390
				750,293
Texas (12.9%)
[1] Alvin TX Community College TOB VRDO	3.600%	11/7/06 (1)	5,225	5,225
[1] Austin TX Electric Util. System Rev. TOB VRDO	3.600%	11/7/06 (1)	4,765	4,765
[1] Austin TX Electric Util. System Rev. TOB VRDO	3.600%	11/7/06 (4)	11,400	11,400
[1] Austin TX Public Improvement GO TOB VRDO	3.600%	11/7/06	6,485	6,485
[1] Austin TX Public Improvement GO TOB VRDO	3.600%	11/7/06 (3)	5,760	5,760
[1] Austin TX Water & Wastewater System Rev.
TOB VRDO	3.600%	11/7/06 (4)	9,200	9,200
[1] Austin TX Water & Wastewater System Rev.
TOB VRDO	3.600%	11/7/06 (1)	6,970	6,970
Board of Regents of the Univ. of Texas System
Permanent Univ. Fund CP	3.550%	1/10/07	16,750	16,750
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.650%	11/1/06	25,000	25,000
Board of Regents of the Univ. of Texas System Rev.
Financing System CP	3.580%	2/13/07	5,000	5,000
[1] Board of Regents of the Univ. of Texas System Rev.
Financing System TOB VRDO	3.630%	11/7/06	10,215	10,215
[1] Conroe TX Independent School Dist. TOB VRDO	3.600%	11/7/06 (3)	5,545	5,545
[1] Corpus Christi TX GO TOB VRDO	3.600%	11/7/06 (4)	4,395	4,395
[1] Cypress-Fairbanks TX Independent School Dist.
TOB VRDO	3.610%	11/7/06	11,880	11,880
[1] Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.600%	11/7/06	1,550	1,550
Dallas TX Area Rapid Transit CP	3.550%	11/7/06	8,000	8,000
Dallas TX Area Rapid Transit CP	3.620%	11/17/06	20,000	20,000
Dallas TX Area Rapid Transit CP	3.570%	1/3/07	25,000	25,000
[1] Dallas TX Area Rapid Transit TOB VRDO	3.600%	11/7/06 (2)	3,955	3,955
[1] Dallas TX Area Rapid Transit TOB VRDO	3.600%	11/7/06 (3)	5,260	5,260
[1] Dallas TX Area Rapid Transit TOB VRDO	3.610%	11/7/06 (2)	6,000	6,000
[1] Dallas TX GO TOB VRDO	3.600%	11/7/06	5,860	5,860
[1] Dallas TX Independent School Dist. GO TOB VRDO	3.600%	11/7/06	3,675	3,675
[1] Dallas TX Independent School Dist. GO TOB VRDO	3.600%	11/7/06	6,130	6,130
[1] Dallas TX Rapid Transit Tax TOB VRDO	3.630%	11/7/06 (2)	9,920	9,920
[1] Dallas TX Waterworks & Sewer System Rev.
TOB VRDO	3.600%	11/7/06	2,170	2,170
[1] Dallas TX Waterworks & Sewer System Rev.
TOB VRDO	3.610%	11/7/06	19,085	19,085
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (4)	2,525	2,525
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (4)	2,175	2,175

25

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (1)	3,990	3,990
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (1)	1,745	1,745
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (3)	4,472	4,472
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (10)	5,810	5,810
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (1)	3,000	3,000
[1] Dallas-Fort Worth TX International Airport Rev.
TOB VRDO	3.630%	11/7/06 (4)	1,335	1,335
Denton TX Independent School Dist. VRDO	3.600%	11/7/06	12,500	12,500
Denton TX Independent School Dist. VRDO	3.610%	11/7/06	10,500	10,500
El Paso TX GO CP	3.520%	12/1/06	10,000	10,000
1 El Paso TX GO TOB VRDO	3.600%	11/7/06 (3)	3,140	3,140
El Paso TX Independent School Dist.
School Building GO VRDO	3.570%	11/7/06	35,030	35,030
[1] Frisco TX TOB VRDO	3.600%	11/7/06 (4)	4,160	4,160
[1] Frisco TX TOB VRDO	3.600%	11/7/06 (1)	7,530	7,530
Garland TX Independent School Dist. PUT	3.720%	6/15/07	24,625	24,625
[1] Garland TX Independent School Dist. TOB VRDO	3.600%	11/07/06	5,260	5,260
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.620%	11/7/06 LOC	11,600	11,600
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.620%	11/7/06 LOC	11,000	11,000
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.620%	11/7/06 LOC	40,000	40,000
[1] Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.620%	11/7/06 LOC	10,000	10,000
[1] Harris County TX Flood Control Dist. TOB VRDO	3.600%	11/7/06	3,100	3,100
Harris County TX GO CP	3.540%	11/9/06	3,000	3,000
Harris County TX GO CP	3.600%	11/9/06	300	300
Harris County TX GO CP	3.600%	11/9/06	38,410	38,410
Harris County TX GO CP	3.600%	11/9/06	4,020	4,020
[1] Harris County TX GO TOB VRDO	3.600%	11/7/06 (3)	4,700	4,700
[1] Harris County TX GO TOB VRDO	3.600%	11/7/06	8,165	8,165
[1] Harris County TX GO TOB VRDO	3.600%	11/7/06 (4)	2,900	2,900
[1] Harris County TX GO TOB VRDO	3.610%	11/7/06 (3)	5,575	5,575
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
(Texas Medical Center Project) VRDO	3.650%	11/1/06 (1)	17,600	17,600
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO	3.650%	11/1/06	81,600	81,600
[1] Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) TOB VRDO	3.600%	11/7/06	5,500	5,500
[1] Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) TOB VRDO	3.610%	11/7/06	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.) VRDO	3.650%	11/1/06	148,495	148,495
Harris County TX Health Fac. Dev. Corp. Rev. (Young
Men’s Christian Assn. of Greater Houston) VRDO	3.650%	11/1/06 LOC	32,700	32,700
[1] Harris County TX Permanent Improvement &
Refunding TOB VRDO	3.600%	11/7/06	4,175	4,175
Harris County TX TAN	4.500%	2/28/07	42,500	42,636
[1] Harris County TX Toll Road Rev. TOB VRDO	3.600%	11/7/06	9,305	9,305
[1] Harris County TX Toll Road Rev. TOB VRDO	3.600%	11/7/06 (4)	6,470	6,470

26

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Houston TX Airport System Rev. TOB VRDO	3.600%	11/7/06 (4)	3,000	3,000
Houston TX GO CP	3.500%	11/16/06	11,000	11,000
[1] Houston TX GO TOB VRDO	3.600%	11/7/06 (1)	2,745	2,745
[1] Houston TX GO TOB VRDO	3.600%	11/7/06 (2)	4,140	4,140
[1] Houston TX GO TOB VRDO	3.600%	11/7/06 (1)	3,565	3,565
[1] Houston TX GO TOB VRDO	3.610%	11/7/06 (1)	7,875	7,875
[1] Houston TX GO TOB VRDO	3.610%	11/7/06 (1)	4,950	4,950
Houston TX Higher Educ. Finance Corp.
(Rice Univ.) CP	3.640%	12/14/06	10,000	10,000
Houston TX Independent School Dist. GO PUT	3.630%	6/15/07	80,630	80,630
[1] Houston TX Independent School Dist. GO TOB VRDO	3.600%	11/7/06 (4)	9,995	9,995
[1] Houston TX Independent School Dist. GO TOB VRDO	3.600%	11/7/06 (4)	4,500	4,500
[1] Houston TX Independent School Dist. GO TOB VRDO	3.600%	11/7/06	8,030	8,030
[1] Houston TX Independent School Dist. GO TOB VRDO	3.600%	11/7/06	5,340	5,340
[1] Houston TX Independent School Dist. GO TOB VRDO	3.610%	11/7/06 (4)	19,205	19,205
[1] Houston TX Independent School Dist. TOB VRDO	3.600%	11/7/06	5,760	5,760
Houston TX TRAN	4.500%	6/29/07	25,000	25,128
[1] Houston TX Util. System Rev. TOB VRDO	3.590%	11/7/06 (3)	5,420	5,420
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (4)	10,245	10,245
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (1)	9,995	9,995
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (4)	4,025	4,025
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (1)	5,000	5,000
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (1)	5,350	5,350
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (1)	6,450	6,450
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (3)	5,190	5,190
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (4)	12,600	12,600
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (4)	5,165	5,165
[1] Houston TX Util. System Rev. TOB VRDO	3.600%	11/7/06 (1)	23,150	23,150
[1] Houston TX Water & Sewer System Rev. TOB VRDO	3.610%	11/7/06 (4)	25,000	25,000
[1] Houston TX Water & Sewer System Rev. TOB VRDO	3.630%	11/7/06 (1)	9,995	9,995
[1] Humble TX Independent School Dist. GO TOB VRDO	3.600%	11/7/06	5,770	5,770
Humble TX Independent School Dist. School
Building VRDO	3.570%	11/7/06	58,545	58,545
[1] Irving TX Waterworks & Sewer Rev. TOB VRDO	3.600%	11/7/06 (2)	2,285	2,285
[1] Judson TX Independent School Dist. TOB VRDO	3.600%	11/7/06	6,200	6,200
[1] Klein TX Independent School Dist. Unlimited
Tax Schoolhouse TOB VRDO	3.600%	11/7/06	5,520	5,520
[1] Lamar TX Independent School Dist. TOB VRDO	3.600%	11/7/06	8,185	8,185
[1] Laredo TX Independent School Dist. Unlimited
Tax School Building & Refunding TOB VRDO	3.630%	11/7/06	18,905	18,905
[1] Lewisville TX Independent School Dist. TOB VRDO	3.600%	11/7/06	4,165	4,165
[1] Lower Colorado River Auth. Texas Rev. TOB VRDO	3.600%	11/7/06 (3)	5,360	5,360
[1] Mansfield TX Independent School Dist. TOB VRDO	3.600%	11/7/06	3,060	3,060
[1] Mansfield TX Independent School Dist. TOB VRDO	3.600%	11/7/06	9,990	9,990
Mesquite TX Independent School Dist.
School Building VRDO	3.570%	11/7/06	13,300	13,300
[1] Montgomery County TX GO TOB VRDO	3.600%	11/7/06 (4)	7,750	7,750
[1] North East TX Independent School Dist. TOB VRDO	3.600%	11/7/06	2,315	2,315
North Texas Higher Educ. Auth. Student Loan VRDO	3.600%	11/7/06 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.600%	11/7/06 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.630%	11/7/06 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.630%	11/7/06 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.630%	11/7/06 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.630%	11/7/06 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	3.630%	11/7/06 (2)	70,000	70,000
[1] North Texas Muni. Water Dist. Texas Water
System Rev. TOB VRDO	3.600%	11/7/06 (1)	7,340	7,340

27

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] North Texas Tollway Auth. (Dallas North Tollway)
System Rev. TOB VRDO	3.600%	11/7/06 (4)	7,250	7,250
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. VRDO	3.600%	11/7/06 (4)	5,400	5,400
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. VRDO	3.600%	11/7/06 (4)	9,000	9,000
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. VRDO	3.600%	11/7/06 (4)	16,400	16,400
[1] Parker County Texas TOB VRDO	3.600%	11/7/06 (2)	6,585	6,585
Pasadena TX Independent School Dist. VRDO	3.560%	11/7/06 (4)	38,900	38,900
Plano TX Independent School Dist. Unlimited Tax
School Building Bonds (Collin County TX) PUT	3.650%	2/15/07	15,665	15,665
Red River TX Auth. PCR
(Southwestern Public Service) VRDO	3.630%	11/7/06 (2)	20,000	20,000
Richardson TX Independent School Dist. GO VRDO	3.570%	11/7/06	8,430	8,430
San Antonio TX Electric & Gas Rev.	5.650%	2/1/07 (Prere.)	10,740	10,900
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.600%	11/7/06	4,650	4,650
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.600%	11/7/06 (1)	10,615	10,615
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.600%	11/7/06	6,870	6,870
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.600%	11/7/06	13,025	13,025
[1] San Antonio TX Electric & Gas Rev. TOB VRDO	3.600%	11/7/06	6,260	6,260
San Antonio TX Electric & Gas Rev. VRDO	3.610%	11/7/06	30,000	30,000
[1] San Antonio TX Independent School Dist. GO
TOB VRDO	3.610%	11/7/06	17,710	17,710
[1] San Antonio TX Water Rev. TOB VRDO	3.610%	11/7/06 (1)	10,000	10,000
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	3.580%	11/7/06 LOC	2,000	2,000
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	3.580%	11/7/06 LOC	12,400	12,400
Spring Branch TX Independent School Dist. GO VRDO	3.570%	11/7/06	8,100	8,100
[1] Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.600%	11/7/06	3,915	3,915
[1] Texas A & M Univ. System Rev. Financing Bonds
TOB VRDO	3.600%	11/7/06	4,940	4,940
[1] Texas A & M Univ. System Rev. TOB VRDO	3.600%	11/7/06	7,220	7,220
[1] Texas A & M Univ. TOB VRDO	3.600%	11/7/06	6,155	6,155
[1] Texas Dept. of Housing & Community Affairs
Residential Mortgage Rev. TOB VRDO	3.630%	11/7/06	10,000	10,000
[1] Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. TOB VRDO	3.660%	11/7/06 (4)	4,800	4,800
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	3.590%	11/7/06 (4)	52,455	52,455
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	3.630%	11/7/06 (4)	5,800	5,800
[1] Texas GO TOB VRDO	3.600%	11/7/06	5,615	5,615
[1] Texas GO TOB VRDO	3.600%	11/7/06	8,930	8,930
[1] Texas GO TOB VRDO	3.600%	11/7/06	4,695	4,695
[1] Texas GO TOB VRDO	3.600%	11/7/06	3,350	3,350
[1] Texas GO TOB VRDO	3.610%	11/7/06	28,800	28,800
Texas GO Veterans Housing Assistance
Program Fund II VRDO	3.630%	11/7/06	4,405	4,405
Texas GO Veterans Housing Assistance
Program Fund II VRDO	3.660%	11/7/06	25,000	25,000
Texas GO Veterans Housing Assistance
Program VRDO	3.660%	11/7/06	18,845	18,845
Texas Muni. Power Agency Rev. CP	3.550%	1/9/07	24,000	24,000
Texas State College Student Loan PUT	3.930%	7/2/07	30,000	30,000

28

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas State College Student Loan PUT	3.930%	7/2/07	20,000	20,000
[1] Texas State Univ. System TOB VRDO	3.600%	11/7/06 (4)	11,920	11,920
Texas State Veterans Housing VRDO	3.630%	11/7/06	32,640	32,640
Texas TRAN	4.500%	8/31/07	100,000	100,755
[1] Texas Transp. Comm. Mobility Fund TOB VRDO	3.600%	11/7/06	4,160	4,160
[1] Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	3.600%	11/7/06 (2)	5,995	5,995
[1] Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	3.610%	11/7/06 (2)	12,000	12,000
[1] Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	3.610%	11/7/06 (2)	9,900	9,900
Texas Turnpike Auth. Central Texas Turnpike
System Rev. VRDO	3.550%	11/7/06 (2)	71,965	71,965
Texas Water Dev. Board Rev. VRDO	3.690%	11/1/06	40,055	40,055
[1] Trinity River Auth. Texas Tarrant County
Water Rev. TOB VRDO	3.600%	11/7/06 (1)	6,220	6,220
Tyler TX Independent School Dist. GO PUT	4.750%	8/16/07	10,000	10,087
[1] Tyler TX Water & Sewer System Rev. TOB VRDO	3.600%	11/7/06 (1)	5,600	5,600
[1] Univ. of Houston TX Rev. TOB VRDO	3.600%	11/7/06 (2)	5,990	5,990
Univ. of Houston TX Rev. VRDO	3.570%	11/7/06	19,620	19,620
Univ. of Texas Permanent Univ. Fund Rev. CP	3.500%	11/1/06	20,000	20,000
[1] Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.600%	11/7/06	2,565	2,565
[1] Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.600%	11/7/06	5,530	5,530
Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.590%	11/7/06	3,270	3,270
				2,471,853
Utah (1.4%)
Central Utah Water Conservancy Dist. VRDO	3.580%	11/7/06 (2)	5,900	5,900
Central Utah Water Conservancy Dist. VRDO	3.580%	11/7/06 (2)	18,600	18,600
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/07 (4)	2,000	2,018
Intermountain Power Agency Utah Power
Supply Rev. PUT	3.600%	12/1/06 (2)	3,050	3,050
Intermountain Power Agency Utah Power
Supply Rev. PUT	3.600%	12/1/06 (2)	4,260	4,260
[1] Utah Housing Corp. Single Family
Mortgage Rev. TOB VRDO	3.650%	11/7/06	3,710	3,710
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	11,600	11,600
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	13,740	13,740
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	13,585	13,585
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	12,535	12,535
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	6,730	6,730
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	8,500	8,500
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	11,365	11,365
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	13,180	13,180
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06	12,260	12,260
Utah Housing Corp. Single Family
Mortgage Rev. VRDO	3.630%	11/7/06 (7)	14,510	14,510

29

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah Housing Finance Auth. (Single Family
Mortgage) VRDO	3.630%	11/7/06	5,605	5,605
Utah Housing Finance Auth. (Single Family
Mortgage) VRDO	3.630%	11/7/06	8,655	8,655
Utah State Board of Regents
Student Loan Rev. VRDO	3.630%	11/7/06 (2)	45,000	45,000
Utah State Board of Regents
Student Loan Rev. VRDO	3.630%	11/7/06 (2)	35,000	35,000
[1] Utah Transit Auth. Sales Tax Rev. TOB VRDO	3.590%	11/7/06 (4)	12,250	12,250
				262,053
Vermont (0.3%)
[1] Univ. of Vermont and State Agricultural
College Rev. TOB VRDO	3.600%	11/7/06 (1)	5,610	5,610
Univ. of Vermont CP	3.650%	2/8/07	7,530	7,530
[1] Vermont Housing Finance Agency
Single Family TOB VRDO	3.660%	11/7/06 (4)	2,320	2,320
Vermont Student Assistance Corp. Rev. VRDO	3.630%	11/7/06 (2)	40,000	40,000
				55,460
Virginia (1.9%)
Alexandria VA IDA Rev.
(Institute for Defense Analysis) VRDO	3.620%	11/7/06 (2)	13,000	13,000
Capital Region Airport Comm. VA
Passenger Fac. Charge Rev. VRDO	3.570%	11/7/06 LOC	9,800	9,800
Capital Region Airport Comm. VA Passenger Fac.
Charge Rev. VRDO	3.620%	11/7/06 LOC	16,700	16,700
Fairfax County VA IDA Hosp. Rev. VRDO	3.520%	11/7/06	10,000	10,000
Loudoun County VA IDA Rev.
(Howard Hughes Medical Institute) VRDO	3.570%	11/7/06	32,545	32,545
Newport News VA BAN	4.500%	4/11/07	5,000	5,020
Peninsula Ports Auth. Virginia Health System Rev.
(Riverside Health System Project) VRDO	3.610%	11/7/06	37,000	37,000
[1] Richmond Virginia Public Util. Rev. TOB VRDO	3.610%	11/7/06 (4)	5,800	5,800
Roanoke VA IDA Hosp. Rev.
(Carilion Health System) VRDO	3.630%	11/1/06 (4)	5,980	5,980
[1] Univ. of Virginia TOB VRDO	3.610%	11/7/06	12,000	12,000
[1] Univ. of Virginia TOB VRDO	3.610%	11/7/06	3,300	3,300
[1] Virginia Beach VA TOB VRDO	3.600%	11/7/06	6,680	6,680
Virginia Housing Dev. Auth. Rev. PUT	3.800%	11/14/06	100,000	100,000
Virginia Housing Dev. Auth. Rev. PUT	3.800%	12/12/06	77,600	77,600
[1] Virginia Port Auth. Rev. TOB VRDO	3.620%	11/7/06 (4)	3,100	3,100
[1] Virginia Public School Auth. Rev. TOB VRDO	3.600%	11/7/06	7,850	7,850
[1] Virginia Public School Auth. Rev. TOB VRDO	3.600%	11/7/06 (4)	10,045	10,045
				356,420
Washington (2.5%)
[1] Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.600%	11/7/06 (2)	7,385	7,385
[1] Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.600%	11/7/06 (2)	7,260	7,260
[1] Energy Northwest Washington Electric
Refunding Rev. TOB VRDO	3.600%	11/7/06 (1)	6,380	6,380
Everett WA Ind. Dev. Corp.
(Kimberly-Clark Corp.) VRDO	3.630%	11/7/06	6,400	6,400
[1] Grant County WA Public Util.
Dist. No. 002 TOB VRDO	3.610%	11/7/06 (4)	4,000	4,000
[1] King County WA (Highline Public School) TOB VRDO	3.600%	11/7/06 (3)	5,310	5,310

30

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] King County WA (Snoqualmie Valley School Dist.)
TOB VRDO	3.600%	11/7/06 (4)	10,160	10,160
[1] King County WA GO TOB VRDO	3.600%	11/7/06 (4)	5,280	5,280
[1] King County WA GO TOB VRDO	3.600%	11/7/06 (1)	7,405	7,405
[1] King County WA School Dist. TOB VRDO	3.600%	11/7/06 (4)	5,495	5,495
King County WA Sewer Rev.	5.000%	1/1/07 (4)	5,000	5,011
[1] King County WA Sewer Rev. TOB VRDO	3.600%	11/7/06 (4)	10,085	10,085
[1] King County WA Sewer Rev. TOB VRDO	3.610%	11/7/06 (1)	10,890	10,890
King County WA Sewer Rev. VRDO	3.550%	11/7/06 (1)	10,000	10,000
King County WA Sewer Rev. VRDO	3.550%	11/7/06 (1)	8,300	8,300
[1] Pierce County WA School Dist. TOB VRDO	3.600%	11/7/06 (4)	6,185	6,185
[1] Pierce County WA School Dist. TOB VRDO	3.600%	11/7/06 (4)	8,330	8,330
Port of Seattle WA GO	5.000%	11/1/07 (4)	9,955	10,090
[1] Port of Seattle WA Rev. TOB VRDO	3.600%	11/7/06 (1)	5,275	5,275
[1] Port of Seattle WA Rev. TOB VRDO	3.600%	11/7/06 (1)	6,395	6,395
[1] Port of Seattle WA Rev. TOB VRDO	3.600%	11/7/06 (1)	8,370	8,370
[1] Port of Seattle WA Rev. TOB VRDO	3.600%	11/7/06 (1)	10,000	10,000
[1] Port of Seattle WA Rev. TOB VRDO	3.630%	11/7/06 (3)	4,430	4,430
[1] Port of Seattle WA Rev. TOB VRDO	3.630%	11/7/06 (3)	4,285	4,285
[1] Port of Seattle WA Rev. TOB VRDO	3.630%	11/7/06 (4)	6,940	6,940
[1] Port of Seattle WA Rev. TOB VRDO	3.630%	11/7/06 (3)	8,620	8,620
[1] Port of Tacoma WA Rev. TOB VRDO	3.600%	11/7/06 (2)	5,770	5,770
[1] Port of Tacoma WA Rev. TOB VRDO	3.630%	11/7/06 (3)	6,280	6,280
Seattle WA Muni. Light & Power Rev.	4.000%	12/1/06 (4)	5,000	5,001
[1] Seattle WA Muni. Light & Power Rev. TOB VRDO	3.600%	11/7/06 (4)	6,300	6,300
[1] Seattle WA Muni. Light & Power Rev. TOB VRDO	3.600%	11/7/06 (4)	6,740	6,740
[1] Seattle WA Water System Rev. TOB VRDO	3.590%	11/7/06 (1)	12,945	12,945
[1] Seattle WA Water System Rev. TOB VRDO	3.600%	11/7/06 (1)	4,940	4,940
Snohomish County WA Public Util. Dist.
(Generation System) VRDO	3.550%	11/7/06 (4)	32,260	32,260
[1] Snohomish County WA Public Util. Dist. TOB VRDO	3.600%	11/7/06 (4)	5,350	5,350
[1] Snohomish County WA Public Util. Dist. TOB VRDO	3.600%	11/7/06 (4)	6,090	6,090
[1] Tacoma WA Electric System Rev. TOB VRDO	3.600%	11/7/06 (3)	10,355	10,355
[1] Tacoma WA Sewer TOB VRDO	3.630%	11/7/06 (3)	10,625	10,625
[1] Washington (Motor Vehicle Fuel) GO TOB VRDO	3.650%	11/7/06 (1)	19,495	19,495
Washington GO	5.000%	1/1/07 (4)	8,605	8,624
[1] Washington GO TOB VRDO	3.590%	11/7/06 (2)	8,660	8,660
[1] Washington GO TOB VRDO	3.600%	11/7/06 (1)	10,350	10,350
[1] Washington GO TOB VRDO	3.600%	11/7/06 (4)	5,000	5,000
[1] Washington GO TOB VRDO	3.600%	11/7/06	7,550	7,550
[1] Washington GO TOB VRDO	3.600%	11/7/06 (3)	12,740	12,740
[1] Washington GO TOB VRDO	3.600%	11/7/06 (2)	5,420	5,420
[1] Washington GO TOB VRDO	3.600%	11/7/06 (2)	19,240	19,240
[1] Washington GO TOB VRDO	3.600%	11/7/06 (4)	5,900	5,900
[1] Washington GO TOB VRDO	3.600%	11/7/06 (4)	4,650	4,650
[1] Washington GO TOB VRDO	3.600%	11/7/06 (4)	4,190	4,190
[1] Washington GO TOB VRDO	3.600%	11/7/06 (4)	4,380	4,380
[1] Washington GO TOB VRDO	3.600%	11/7/06 (4)	2,415	2,415
[1] Washington GO TOB VRDO	3.600%	11/7/06 (4)	7,785	7,785
Washington Health Care Fac. Auth.
(Catholic Health Initiatives) VRDO	3.600%	11/7/06	42,000	42,000
[1] Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.660%	11/7/06	4,070	4,070
[1] Washington State GO (Motor Vehicle Fuel Tax)
TOB VRDO	3.610%	11/7/06 (4)	5,000	5,000
				478,406

31

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.2%)
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO	3.620%	11/7/06	16,700	16,700
[1] West Virginia Housing Dev. TOB VRDO	3.610%	11/7/06	7,310	7,310
[1] West Virginia State Road TOB VRDO	3.600%	11/7/06 (3)	3,525	3,525
[1] West Virginia Univ. Rev. TOB VRDO	3.600%	11/7/06 (3)	4,670	4,670
[1] West Virginia Univ. Rev. TOB VRDO	3.600%	11/7/06 (3)	9,035	9,035
				41,240
Wisconsin (2.8%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO	3.600%	11/7/06 (1)	16,700	16,700
Wisconsin GO CP	3.550%	1/8/07	7,500	7,500
Wisconsin GO CP	3.580%	1/9/07	15,000	15,000
Wisconsin GO CP	3.570%	1/16/07	25,000	25,000
Wisconsin GO CP	3.590%	1/16/07	15,000	15,000
Wisconsin GO CP	3.620%	1/22/07	10,950	10,950
[1] Wisconsin GO TOB VRDO	3.600%	11/7/06 (1)	5,340	5,340
[1] Wisconsin GO TOB VRDO	3.600%	11/7/06 (3)	83,710	83,710
[1] Wisconsin GO TOB VRDO	3.600%	11/7/06 (1)	8,500	8,500
[1] Wisconsin GO TOB VRDO	3.600%	11/7/06 (3)	7,455	7,455
[1] Wisconsin GO TOB VRDO	3.600%	11/7/06 (1)	6,725	6,725
[1] Wisconsin GO TOB VRDO	3.600%	11/7/06 (4)	17,695	17,695
[1] Wisconsin GO TOB VRDO	3.600%	11/7/06 (1)	25,875	25,875
[1] Wisconsin GO TOB VRDO	3.630%	11/7/06 (1)	18,995	18,995
[1] Wisconsin GO TOB VRDO	3.630%	11/7/06 (4)	20,855	20,855
[1] Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	3.630%	11/7/06	2,360	2,360
[1] Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	3.630%	11/7/06	2,520	2,520
[1] Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. TOB VRDO	3.630%	11/7/06	12,085	12,085
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.590%	11/7/06	35,895	35,895
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.600%	11/7/06	2,275	2,275
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.600%	11/7/06 (4)	5,790	5,790
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06	4,435	4,435
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06	14,300	14,300
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06	17,120	17,120
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06	26,200	26,200
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06	41,820	41,820
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06	15,335	15,335
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth. Home
Ownership Rev. VRDO	3.630%	11/7/06 (4)	8,130	8,130
Wisconsin School Dist. Cash Flow Management
Program COP	4.500%	9/19/07 LOC	24,000	24,190
[1] Wisconsin State GO VRDO	3.660%	11/7/06 (1)	1,760	1,760

32

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Wisconsin Transp. Rev. TOB VRDO	3.600%	11/7/06	9,875	9,875
[1] Wisconsin Transp. Rev. TOB VRDO	3.630%	11/7/06 (2)	13,715	13,715
				534,105
Wyoming (0.4%)
[1] Wyoming Community Dev. Auth. Housing Rev.
TOB VRDO	3.630%	11/7/06	9,345	9,345
[1] Wyoming Community Development Auth. TOB VRDO	3.690%	11/7/06	2,925	2,925
Wyoming Educ. Fund TRAN	4.500%	6/27/07	59,250	59,531
				71,801
Multiple States (2.2%)
[1] Various States TOB VRDO	3.760%	11/7/06 (1)(2)(3)(4)	66,910	66,910
[1] Various States TOB VRDO	3.760%	11/7/06	349,375	349,375
				416,285
Total Municipal Bonds (Cost $18,264,692)				18,264,692

	Shares
Temporary Cash Investment (3.4%)
[2] Vanguard Municipal Cash Management Fund, 3.522%
(Cost $652,062)	652,061,562	652,062
Total Investments (98.9%) (Cost $18,916,754)		18,916,754
Other Assets and Liabilities (1.1%)
Other Assets—Note B		314,624
Liabilities		(114,932)
		199,692
Net Assets (100%)
Applicable to 19,116,850,104 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)		19,116,446
Net Asset Value Per Share		$1.00

At October 31, 2006, net assets consisted of:

	Amount	Per
	($000)	Share
Paid-in Capital	19,116,870	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(424)	—
Unrealized Appreciation	—	—
Net Assets	19,116,446	$1.00

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of these securities was $5,420,250,000, representing 28.4% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

For key to abbreviations and other references, see back cover.

33

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.6%)
Alabama (0.8%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/08 LOC	30,000	30,496

Alaska (0.8%)
Alaska GO	5.250%	8/1/07 (4)	6,760	6,845
Alaska Student Loan Corp. Student Loan Rev.	5.000%	1/1/07 (4)	3,000	3,007
Valdez AK Marine Terminal Rev. (Phillips Transp.
Alaska, Inc. Project) PUT	3.680%	6/1/07	9,000	9,000
Valdez AK Marine Terminal Rev. (Phillips Transp.
Alaska, Inc. Project) PUT	3.680%	6/1/07	7,350	7,347
Valdez AK Marine Terminal Rev. (Phillips Transp.
Alaska, Inc. Project) PUT	3.680%	6/1/07	5,000	4,998
				31,197
Arizona (1.8%)
Arizona Transp. Board Highway Rev.	5.000%	7/1/07	3,950	3,988
Arizona Transp. Board Highway Rev.	5.000%	7/1/09	4,000	4,150
[1] Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.620%	11/7/06 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/08 (2)	5,500	5,631
[1] Phoenix AZ Civic Improvement Corp. Transit Rev.
TOB VRDO	3.630%	11/7/06 (3)	19,610	19,610
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.150%	1/1/07	7,630	7,650
Tucson AZ USD	7.500%	7/1/07 (3)	8,000	8,205
				74,234
California (8.0%)
California GO	5.000%	6/1/08	16,820	17,202
[1] California GO TOB VRDO	3.660%	11/7/06	9,490	9,490
[1] California GO TOB VRDO	3.660%	11/7/06	23,500	23,500
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/08	1,065	1,091
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/07 (1)	18,000	18,159
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/07	9,000	9,088
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/08 (1)	33,000	33,746
California State Econ. Recovery Bonds	5.000%	7/1/07	34,000	34,341
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	18,935	19,128
California Statewide Community Dev. Auth. RAN
(Vehicle License Fee Program)	4.000%	11/15/06 (4)	10,000	10,002
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/07	8,000	8,020
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	11,000	10,778
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/10	5,000	5,001
Contra Costa CA TRAN	4.500%	12/7/06	20,000	20,017
CSUCI Financing Auth. Rev. California Rental
Housing & Town Center PUT	2.500%	8/1/07 LOC	10,000	9,905
CSUCI Financing Auth. Rev. California Rental
Housing & Town Center PUT	3.150%	8/1/08 LOC	8,000	7,922
[1] Golden State Tobacco Securitization Corp.
California TOB VRDO	3.620%	11/7/06 (2)	2,590	2,590
34

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Golden State Tobacco Securitization Corp.
Rev. TOB VRDO	3.650%	11/7/06 (4)	19,435	19,435
Kings River Conservation Dist. California COP	4.000%	5/1/08	2,020	2,025
Los Angeles CA USD COP	5.000%	8/1/07 (2)(ETM)	4,720	4,775
Los Angeles County CA Public Works
Financing Auth. Rev.	4.000%	12/1/06 LOC	38,000	38,015
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/08 (1)	6,225	6,415
Northern California Power Agency
(Geothermal Project)	5.000%	7/1/09 (ETM)	15,000	15,425
Santa Clara Valley CA Water Dist. Refunding &
Improvement COP	5.000%	2/1/07 (3)	4,165	4,180
				330,250
Colorado (2.1%)
Colorado General Fund TRAN	4.500%	6/27/07	45,000	45,251
Colorado Housing & Finance Auth. Single
Family Mortgage Bonds Rev.	3.430%	1/3/07	15,000	14,995
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.630%	11/7/06 (1)	2,966	2,966
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.630%	11/7/06 (1)	13,570	13,570
[1] Jefferson County CO School Dist. GO TOB VRDO	3.600%	11/7/06 (4)	4,720	4,720
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/07 (2)	6,000	5,940
				87,442
Connecticut (1.1%)
Connecticut GO	5.000%	4/15/07	17,985	18,106
Connecticut GO	5.250%	8/1/07 (Prere.)	6,380	6,553
New Britain CT BAN	5.000%	4/5/07	15,085	15,175
North Haven CT BAN	5.000%	1/23/07	5,000	5,015
				44,849
Delaware (0.7%)
Delaware GO	5.250%	7/1/07	20,260	20,495
Delaware Transp. Auth. Transp. System Rev.	4.625%	7/1/07 (4)	8,525	8,587
				29,082
District of Columbia (1.2%)
District of Columbia GO	5.500%	6/1/07 (4)	4,715	4,768
District of Columbia GO	5.500%	6/1/07 (4)	8,785	8,883
District of Columbia GO	5.500%	6/1/08 (2)	10,000	10,296
District of Columbia GO	5.000%	6/1/09 (2)	4,630	4,792
District of Columbia GO	5.000%	1/1/10 (3)	4,000	4,159
District of Columbia GO ARS	3.650%	4/5/07 (1)	8,700	8,700
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/07 (1)	2,250	2,272
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/08 (1)	4,180	4,280
				48,150
Florida (4.4%)
[2] Broward County FL School Dist. GO TAN	4.000%	9/28/07	20,000	20,085
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	4,000	4,090
Florida Board of Educ. Public Educ.	5.000%	6/1/09	3,945	4,088
Florida Dept. of Transp.	5.000%	7/1/07	5,270	5,321
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/08	45,000	46,052
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10	24,550	25,728
Florida Turnpike Auth. Rev.	5.250%	7/1/07 (4)	10,855	10,978
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/09	13,000	13,395
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/07	4,500	4,555

35

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation–
Miami International Airport	5.250%	10/1/07 (3)	2,500	2,537
[1] Miami-Dade County FL Special Obligation TOB VRDO	3.630%	11/7/06 (1)	3,680	3,680
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/08 (2)	11,745	12,020
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	21,000	21,894
Univ. Athletic Assn. Inc. Florida
Capital Improvement Rev. PUT	3.300%	10/1/08 LOC	2,500	2,473
Univ. Athletic Assn. Inc. Florida
Capital Improvement Rev. PUT	3.400%	10/1/09 LOC	4,600	4,538
				181,434
Georgia (1.0%)
Atlanta GA Airport Fac. Rev.	6.000%	1/1/07 (2)	5,780	5,803
Coffee County GA School Dist. GO	6.000%	8/1/07	1,425	1,450
Coffee County GA School Dist. GO	6.000%	8/1/08	1,890	1,967
Coffee County GA School Dist. GO	6.000%	8/1/09	3,060	3,254
Gwinnett County GA School Dist. TAN	4.500%	12/29/06	10,000	10,015
Henry County GA GO	5.000%	7/1/07	2,450	2,474
Henry County GA School Dist. GO	5.000%	4/1/07	11,415	11,483
Richmond County GA Board of Educ. GO	5.000%	11/1/07	4,500	4,565
				41,011
Guam (0.1%)
Guam International Airport Auth. Rev.	5.000%	10/1/07 (1)	2,850	2,885

Hawaii (1.7%)
Hawaii GO	6.400%	3/1/07	5,555	5,606
Hawaii GO	5.000%	4/1/07 (1)	17,330	17,434
Hawaii GO	5.250%	2/1/08 (4)	10,000	10,208
Hawaii GO	5.000%	4/1/08 (1)	10,000	10,201
Honolulu HI City & County GO	5.000%	7/1/08 (1)	12,740	13,040
Honolulu HI City & County GO	5.000%	7/1/10 (1)	4,515	4,735
Honolulu HI City & County GO	5.000%	7/1/10 (3)	4,065	4,263
Honolulu HI City & County GO	5.000%	7/1/10 (1)	3,980	4,174
				69,661
Illinois (4.1%)
Chicago IL GO VRDO	3.560%	11/7/06 (4)	23,400	23,400
Chicago IL GO VRDO	3.570%	11/7/06 (4)	6,000	6,000
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08 (ETM)	2,500	2,558
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/08 (4)	5,355	5,473
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (4)	2,670	2,762
Chicago IL Park Dist. GO	5.000%	1/1/10 (3)	8,145	8,483
Chicago IL School Finance Auth. GO	5.500%	6/1/07 (4)	10,020	10,132
Chicago IL Transit Auth. Rev.	5.000%	6/1/07 (2)	3,000	3,025
Chicago IL Transit Auth. Rev.	5.250%	6/1/08 (2)	4,540	4,657
Chicago IL Transit Auth. Rev.	5.250%	6/1/09 (2)	1,000	1,041
Chicago IL Water Rev. VRDO	3.550%	11/7/06 LOC	29,200	29,200
Illinois Finance Auth. Rev.
(Resurrection Health Care) VRDO	3.720%	11/7/06	5,310	5,310
Illinois GO	5.000%	1/1/08	6,000	6,099
Illinois GO	5.000%	3/1/09	24,695	25,494
Illinois GO	5.000%	6/1/09	8,955	9,273
Illinois Sales Tax Rev.	5.000%	6/15/08	3,000	3,068
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	7,280	6,864
[1] Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev. TOB VRDO	3.630%	11/7/06 (1)	6,240	6,240

36

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/07 (2)	4,575	4,625
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/08 (2)	2,395	2,453
				166,157
Indiana (1.5%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/07	5,000	5,069
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) ARS	3.600%	11/9/06	17,350	17,350
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/08	8,260	8,455
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09	9,270	9,603
Indianapolis IN Local Public Improvement Rev.	5.500%	2/1/07	12,255	12,314
Vigo County IN Econ. Dev. Rev.
(Republic Services Inc.) VRDO	3.920%	11/7/06	10,000	10,000
				62,791
Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. GO	3.250%	11/1/06	8,195	8,195

Kentucky (1.3%)
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO	3.680%	11/7/06	32,635	32,635
Kentucky Property & Building Comm. Rev.	5.125%	9/1/10 (Prere.)	5,955	6,275
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/07 (4)	4,315	4,371
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/08 (2)	7,000	7,329
Louisville & Jefferson County KY Regional
Airport Auth. Airport System Rev.	5.250%	7/1/07 (4)	4,355	4,401
				55,011
Louisiana (1.8%)
Louisiana GO	4.000%	7/15/07 (11)	1,000	1,003
Louisiana GO	4.000%	7/15/08 (11)	1,485	1,495
Louisiana GO	5.000%	5/1/09 (4)	14,015	14,489
Louisiana GO	5.000%	7/15/10 (11)	2,000	2,093
Louisiana Offshore Terminal Auth. Deep Water
Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/08	5,000	4,982
[1] Louisiana State Municipal Natural Gas Purchasing &
Distribution Auth. TOB VRDO	3.620%	11/7/06 LOC	40,000	40,000
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	10,000	10,325
				74,387
Maryland (2.3%)
Anne Arundel County MD GO	5.000%	3/1/08	7,375	7,519
Maryland Dept. of Housing & Community Dev. Rev.	3.120%	11/24/06	23,500	23,487
Maryland GO	5.250%	3/1/07	31,005	31,184
Maryland GO	5.250%	3/1/08	2,135	2,184
Maryland Water Quality Financing Administration
Revolving Loan Rev.	5.000%	9/1/08	5,000	5,134
Montgomery County MD Housing Opportunities
Comm. (Single Family Mortgage) Rev.	4.500%	12/29/06	9,000	9,008
Washington Suburban Sanitation Dist. Maryland
General Construction GO	5.250%	6/1/07	17,330	17,506
				96,022

37

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (2.8%)
Massachusetts GAN	7.000%	12/15/07 (1)	24,810	25,734
Massachusetts GO	5.500%	2/1/07 (1)	7,150	7,184
[1] Massachusetts GO TOB VRDO	3.590%	11/7/06 (2)	3,950	3,950
Massachusetts GO VRDO	3.530%	11/7/06	30,850	30,850
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/08	5,000	5,126
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/09	11,500	11,940
Needham MA BAN	4.000%	6/15/07	14,200	14,239
Springfield MA GO	5.000%	8/1/09 (1)	5,660	5,875
Tewksbury MA BAN	4.500%	2/16/07	11,067	11,094
				115,992
Michigan (1.9%)
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	5,690	5,957
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07 (2)	6,070	6,245
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/07 (2)	5,000	5,144
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/08 (2)	5,000	5,265
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	6,250	6,581
Michigan Building Auth. Rev.	5.000%	10/15/07	2,250	2,280
Michigan Building Auth. Rev.	5.000%	10/15/08 (4)	16,000	16,444
Michigan Building Auth. Rev.	5.000%	10/15/10 (4)	5,000	5,262
Michigan Comprehensive Transp. Rev.	5.500%	5/15/10 (4)	2,070	2,202
Michigan Muni. Bond Auth. Rev.	5.000%	5/1/07	6,420	6,467
Michigan Muni. Bond Auth. Rev.	5.000%	6/1/08 (4)	5,000	5,113
Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.250%	10/1/07	10,190	10,347
				77,307
Mississippi (1.0%)
Mississippi GO	5.500%	11/1/08	6,455	6,697
Mississippi GO VRDO	3.590%	11/7/06	7,010	7,010
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Memorial Health) PUT	3.700%	10/1/07	19,000	18,971
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Memorial Health) PUT	3.730%	10/1/07	9,000	9,022
				41,700
Missouri (0.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	5,000	5,033
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/08	7,465	7,626
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09	3,465	3,588
				16,247
Montana (0.1%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08 (2)	5,550	5,690

Nebraska (0.6%)
Nebraska Public Power Dist. Rev.	5.000%	1/1/07 (1)	9,000	9,021
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	15,870	16,331
				25,352
Nevada (3.7%)
Clark County NV Airport Improvement Rev. VRDO	3.560%	11/7/06 (3)	13,730	13,730
Clark County NV Bond Bank GO	5.500%	6/1/07 (3)	4,775	4,829
Clark County NV GO	7.500%	6/1/07 (2)	4,920	5,029
Clark County NV GO	7.500%	6/1/07 (2)	4,630	4,733

38

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV Las Vegas Convention &
Visitor Auth. GO	5.000%	7/1/07	4,410	4,452
Clark County NV School Dist. GO	5.000%	6/1/07 (3)	29,020	29,262
Clark County NV School Dist. GO	5.000%	6/15/07 (1)	14,710	14,840
Clark County NV School Dist. GO	5.500%	6/15/07 (4)	10,000	10,119
Clark County NV School Dist. GO	5.000%	6/15/08 (4)	7,575	7,746
Clark County NV School Dist. GO	5.000%	6/15/10 (1)	10,730	11,235
Clark County NV School Dist. GO	5.250%	6/15/10 (4)	13,675	14,434
[1] Clark County NV School Dist. GO TOB VRDO	3.600%	11/7/06 (3)	10,600	10,600
[1] Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding TOB VRDO	3.600%	11/7/06 (1)	11,900	11,900
[1] Las Vegas Valley Water Dist. Nevada GO Water
Improvement & Refunding TOB VRDO	3.600%	11/7/06 (3)	5,310	5,310
Nevada Highway Improvement Rev.
(Motor Vehicle Fuel Tax)	5.000%	12/1/07 (1)	4,325	4,391
				152,610
New Hampshire (0.2%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.250%	12/3/07 (2)	5,000	4,961
New Hampshire State Turnpike System Rev.	5.000%	5/1/08 (2)	4,445	4,540
				9,501
New Jersey (5.9%)
Edison Township NJ BAN	4.500%	6/20/07	13,520	13,586
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/08	3,000	3,051
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/08	2,500	2,546
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/08	16,085	16,486
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,043
[1] New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	3.680%	11/7/06	8,500	8,500
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/08 (4)	10,520	10,817
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/08	6,915	7,085
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/09	5,610	5,818
New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund)	5.000%	9/1/10	6,000	6,289
New Jersey TRAN	4.500%	6/22/07	77,000	77,462
New Jersey Transp. Corp. COP	5.500%	9/15/07 (2)	4,735	4,812
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/07 (ETM)	5,665	5,734
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/07	4,870	4,943
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/07 (1)	9,400	9,550
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.610%	11/7/06 (1)(2)	15,810	15,810
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.610%	11/7/06 (3)	19,170	19,170
North Brunswick Township NJ BAN	4.500%	8/20/07	10,000	10,065
Rockaway NJ Township BAN	4.500%	7/19/07	7,487	7,530
Somerset County NJ Ind. Fin. Auth. PCR
(American Cyanamid Co.) VRDO	3.950%	11/7/06	2,200	2,200
Tewksbury Township NJ BAN	4.750%	7/26/07	7,225	7,278
				239,775
New Mexico (1.9%)
Farmington NM PCR (Southern CA Edison
Four Corners Project) PUT	3.550%	4/1/10 (3)	14,335	14,257
New Mexico GO	5.000%	3/1/07	12,130	12,188
New Mexico GO	5.000%	9/1/07	9,515	9,629
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08 (ETM)	415	428

39

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Highway Comm. Tax Rev.	5.500%	6/15/08	2,335	2,405
New Mexico Severance Tax Rev.	5.000%	7/1/07	10,000	10,095
New Mexico Severance Tax Rev.	5.000%	7/1/09	1,000	1,037
New Mexico Severance Tax Rev.	5.000%	7/1/09 (2)	2,000	2,074
New Mexico Severance Tax Rev.	5.000%	7/1/10	1,000	1,049
New Mexico TRAN	4.750%	6/29/07	25,000	25,184
				78,346
New York (7.8%)
Kings Park NY Central School Dist. TAN	4.500%	6/28/07	17,000	17,094
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/06	10,000	10,011
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/08	7,775	8,023
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09	2,755	2,864
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	22,260	23,297
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,101
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10	12,730	13,490
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.600%	11/7/06 (2)	15,000	15,000
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07	2,000	2,033
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07 (ETM)	3,000	3,049
New York City NY GO	5.000%	8/1/07	23,510	23,758
New York City NY GO	5.000%	6/1/08	13,375	13,665
New York City NY GO	5.000%	8/1/08	17,000	17,404
New York City NY GO	5.000%	8/1/08	5,000	5,119
New York City NY GO	5.000%	8/1/08	20,715	21,208
New York City NY GO	5.000%	8/1/09	3,930	4,072
New York City NY GO	5.000%	8/1/09	6,895	7,144
New York City NY GO	5.000%	8/1/10	3,000	3,139
New York City NY GO	5.250%	11/1/10 (2)	7,715	8,198
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09 (3)	2,000	2,073
[1] New York City NY IDA Special Fac. Rev. TOB VRDO	3.760%	11/7/06	45,771	45,771
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/07 (ETM)	12,000	12,178
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.000%	11/1/06	6,775	6,775
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.500%	2/1/07 (ETM)	855	857
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.500%	2/1/07	145	145
New York City NY Transitional Finance Auth. Rev.
Future Tax	4.500%	2/1/08 (ETM)	1,000	1,012
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	6,200	6,736
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/07	3,515	3,548
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/08	10,000	10,192
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/10	2,800	2,915
North Babylon NY Union Free School Dist. TAN	4.500%	6/27/07	5,000	5,028
Schenectady NY GO BAN	4.500%	5/24/07 LOC	2,200	2,211
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	12,075	12,322
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/01/08	6,970	7,107
				319,539
North Carolina (2.2%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/07	6,590	6,600
Durham NC GO	5.000%	2/1/08	5,340	5,439
Fayetteville NC Public Works Comm. Rev.	3.550%	1/15/08 (4)	20,000	19,969
Guildord County NC GO PUT	4.000%	10/1/07	2,000	2,007
North Carolina Eastern Muni. Power Agency Rev. ARS	3.680%	11/30/06 (1)	18,975	18,975

40

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	2/1/08	27,585	28,096
Wake County NC Public Improvement GO	5.000%	4/1/07	8,000	8,050
				89,136
Ohio (2.8%)
Cuyahoga Falls OH BAN	4.250%	12/14/06	13,000	13,004
Delaware City OH BAN	4.750%	5/10/07	8,000	8,043
Independence OH BAN	4.500%	5/7/07	4,400	4,418
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) ARS	3.680%	11/24/06 (4)	13,600	13,600
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/08 (2)	10,000	9,922
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/08 (1)	4,580	4,704
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/07 (2)	4,640	4,687
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/08 (1)	1,110	1,140
Ohio Common Schools GO	5.000%	3/15/07	3,370	3,388
Ohio Highway Capital Improvements Rev.	5.000%	5/1/07	5,590	5,631
Ohio Highway Capital Improvements Rev.	5.000%	5/1/08	4,000	4,086
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/07 (1)	5,010	5,068
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/08 (1)	1,345	1,379
Ohio State Univ. General Receipts Rev.	5.000%	6/1/08	6,595	6,740
Ohio Water Dev. Auth. PCR	5.000%	6/1/07	3,000	3,026
Ohio Water Dev. Auth. PCR VRDO	3.770%	11/7/06	10,000	10,000
Univ. of Cincinnati OH General Receipts BAN	4.500%	1/25/07	15,000	15,027
				113,863
Oklahoma (0.7%)
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/07	6,610	6,662
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08 (4)	4,700	4,803
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09 (4)	4,620	4,783
Tulsa County OK Ind. Auth. Rev. PUT	3.700%	11/15/06	14,140	14,145
				30,393
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.000%	9/1/07 (4)	10,900	11,032
Oregon State Dept. Administrative Services	5.000%	9/1/10 (4)	5,000	5,259
				16,291
Pennsylvania (4.7%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) ARS	3.650%	11/3/06	12,975	12,975
Allegheny County PA Port Auth. Rev	6.000%	3/1/09 (1)(Prere.)	2,565	2,728
Allegheny County PA Port Auth. Rev.	6.000%	3/1/09 (1)(Prere.)	4,310	4,584
Allegheny County PA Port Auth. Rev.	6.250%	3/1/09 (1)(Prere.)	3,740	3,998
Beaver County PA IDA PCR (Cleveland Electric) ARS	3.650%	12/5/06 (2)	17,000	17,000
Bethlehem PA Area School Dist.	5.375%	9/1/09 (3)	4,855	4,925
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/07	4,865	4,911
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	5,009
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,753
Pennsylvania GO	5.000%	1/15/07	3,150	3,159
Pennsylvania GO	5.250%	2/1/08	15,440	15,762
Pennsylvania GO	5.000%	9/1/09	8,235	8,557
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Rosemont College) PUT	3.200%	11/1/06 LOC	3,000	3,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(St. Joseph’s Univ.) PUT	3.200%	11/7/06 LOC	9,200	9,200

41

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania)	5.500%	7/15/08 (Prere.)	2,000	2,065
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.000%	6/15/09 (3)	6,150	6,378
Pennsylvania State Univ. Rev.	5.000%	3/1/08	8,025	8,180
Philadelphia PA Gas Works Rev.	5.250%	7/1/07 (4)	4,525	4,574
Philadelphia PA GO	5.000%	8/1/09 (11)	4,775	4,947
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children’s Hosp. of Philadelphia) PUT	5.000%	7/1/07 (1)	11,000	11,089
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	20,000	20,117
Pittsburgh PA GO	5.000%	9/1/08 (1)	2,810	2,883
Pittsburgh PA GO	5.000%	9/1/08 (1)(ETM)	11,615	11,915
Pittsburgh PA GO	5.750%	9/1/09 (3)(Prere.)	4,505	4,761
Pittsburgh PA GO	6.000%	9/1/09 (3)(Prere.)	4,450	4,731
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,985	3,141
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,680	2,820
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,567
				192,729
Puerto Rico (1.5%)
Puerto Rico Govt. Dev. Bank CP	4.000%	11/7/06	6,000	6,000
Puerto Rico Govt. Dev. Bank CP	3.900%	11/10/06	10,162	10,162
Puerto Rico Govt. Dev. Bank CP	4.050%	12/22/06	25,000	25,000
Puerto Rico Govt. Dev. Bank CP	3.900%	1/26/07	5,360	5,360
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09	9,500	9,838
Puerto Rico Muni. Finance Agency	5.000%	8/1/09	5,000	5,151
				61,511
Rhode Island (0.2%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.000%	6/15/07	5,000	5,045
Rhode Island Econ. Dev. Corp. Airport Rev.	5.000%	7/1/07 (3)	2,830	2,856
				7,901
South Carolina (0.7%)
Beaufort County SC School Dist. BAN	4.500%	2/28/07	19,165	19,219
Beaufort County SC School Dist. BAN	4.875%	7/13/07	10,000	10,079
				29,298
Tennessee (3.6%)
Knox County TN GO	5.000%	4/1/08	3,115	3,179
Memphis TN Electric System Rev.	5.000%	12/1/06	35,770	35,810
Memphis TN Electric System Rev.	5.000%	12/1/07 (4)	13,875	14,090
Memphis TN Electric System Rev.	5.000%	12/1/08 (4)	15,000	15,436
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	35,675	37,115
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev.
(Ascension Health) PUT	3.400%	1/3/07	8,750	8,744
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	18,965	19,801
Tennessee GO	5.250%	3/1/10 (Prere.)	6,500	6,844
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System) PUT	5.000%	10/1/08	5,720	5,841
				146,860
Texas (11.9%)
Aledo TX Independent School Dist. PUT	3.620%	8/1/07	6,910	6,912
Arlington TX Independent School Dist.	5.000%	2/15/10	10,105	10,549
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/07 (2)	4,500	4,511

42

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Corpus Christi TX GO	5.000%	3/1/09 (4)	2,000	2,065
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	3.300%	8/15/08	10,000	9,919
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	5,000	5,162
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/09	27,810	28,713
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TAN	4.500%	6/14/07	10,000	10,050
Dallas TX GO	5.000%	2/15/10	5,000	5,213
Dallas TX GO	5.000%	2/15/10	8,965	9,359
Denton TX Independent School Dist. GO	5.200%	8/15/08 (Prere.)	10,180	10,472
Denton TX Independent School Dist. PUT	3.000%	2/1/08	11,100	10,975
[1] Denton TX Independent School Dist. TOB VRDO	3.620%	11/7/06	5,415	5,415
El Paso TX Independent School Dist. GO	5.375%	8/15/08	5,000	5,158
Fort Bend TX Independent School Dist. GO	5.000%	8/15/09	15,200	15,735
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09	5,700	5,900
Frisco TX GO	5.000%	2/15/09 (4)	2,950	3,042
Garland TX GO	4.000%	2/15/07 (4)	1,950	1,952
Grand Prairie TX Independent School Dist.	3.050%	7/31/07	5,100	5,070
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
(Memorial Hermann Healthcare) ARS	3.590%	11/29/06 (1)	6,100	6,100
Harris County TX Toll Road Rev.	5.000%	8/15/08 (3)	9,355	9,586
Harris County TX Toll Road Rev. PUT	5.000%	8/15/09 (3)	25,000	25,832
Houston TX GO	5.500%	3/1/07	11,205	11,276
Houston TX Higher Educ. Finance Corp.
(Rice Univ.) VRDO	3.590%	11/7/06	4,100	4,100
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.250%	9/1/08 (2)	7,460	7,681
Houston TX Independent School Dist. GO	5.000%	2/15/08	4,500	4,582
Houston TX Independent School Dist. GO	5.000%	2/15/09 (Prere.)	14,315	14,763
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/07	2,810	2,834
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/08	4,275	4,365
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09	3,990	4,115
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10	4,720	4,914
[1] Longview TX Water & Sewer Rev. TOB VRDO	3.600%	11/7/06 (1)	9,270	9,270
Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/08 (ETM)	16,810	16,810
Montgomery County TX PUT	5.000%	9/1/08 (4)	3,000	3,069
Montgomery County TX PUT	5.000%	9/1/10 (4)	2,500	2,613
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07	6,820	6,848
San Antonio TX Electric & Gas Rev.	5.250%	2/1/08	44,320	45,225
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	8,500	8,806
San Antonio TX Electric & Gas Rev.	5.000%	2/1/10	9,185	9,573
San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	5,760	6,047
Spring Branch TX Independent School Dist. GO VRDO	3.570%	11/7/06	15,700	15,700
Spring TX Independent School Dist. Schoolhouse
GO PUT	3.750%	8/15/07 (4)	7,000	7,006
Texas A & M Univ. Rev. Financing System	5.000%	5/15/07	4,925	4,963
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	2,865	2,926
Texas A & M Univ. Rev. Financing System	5.000%	5/15/08	1,655	1,690
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	2,000	2,069
Texas A & M Univ. Rev. Financing System	5.000%	5/15/09	5,065	5,241
Texas Dept. of Transp. COP	5.000%	8/15/07	5,000	5,055
Texas GO Public Finance Auth.	5.250%	10/1/07	3,000	3,046
Texas TRAN	4.500%	8/31/07	20,000	20,152

43

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Turnpike Auth. Central Texas Turnpike
System Rev.	5.000%	6/1/08	36,115	36,908
Univ. of Houston TX Rev.	5.250%	2/15/08 (4)	5,435	5,549
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/07	5,000	5,056
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08	2,500	2,563
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/08	7,000	7,175
				489,680
Utah (0.8%)
Intermountain Power Agency Utah Power Supply Rev.	4.500%	7/1/07 (2)	10,000	10,062
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/07 (4)	5,000	5,047
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10 (4)	6,290	6,590
Utah GO	5.000%	7/1/07	8,300	8,381
				30,080
Vermont (0.3%)
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) PUT	3.160%	11/1/06	9,050	8,990
Vermont GO	5.000%	2/1/08	4,855	4,945
				13,935
Virginia (1.1%)
Peninsula Ports Auth. Virginia Rev.
(Dominion Term Assn. Project) PUT	3.300%	10/1/08	2,500	2,466
Rappahannock VA Regional Jail Auth. Rev. GAN	4.250%	12/1/09	5,000	5,063
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/08	10,885	11,082
Virginia Housing Dev. Auth. Rev. PUT	3.790%	2/13/07	10,000	10,005
Virginia Public School Auth. Rev.	5.000%	8/1/07	2,260	2,285
Virginia Public School Auth. Rev.	5.000%	8/1/07	6,930	7,006
Virginia Public School Auth. Rev.	5.500%	8/1/10	4,645	4,961
				42,868
Washington (3.7%)
Douglas County WA Public Util. Dist. No. #1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/07 (1)	2,665	2,696
Energy Northwest Washington Electric Refunding
Rev. (Project No. 1)	5.000%	7/1/09	15,000	15,536
Energy Northwest Washington Electric Refunding
Rev. (Project No. 1)	5.000%	7/1/10	42,450	44,443
Energy Northwest Washington Electric Refunding
Rev. (Project No. 3)	5.000%	7/1/09	8,090	8,379
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,121
King County WA GO	5.000%	6/1/07	10,000	10,084
King County WA GO	5.000%	6/1/07	6,130	6,182
Port of Seattle WA GO	5.000%	11/1/06 (4)	5,490	5,490
Port of Seattle WA GO	5.000%	11/1/06 (4)	9,485	9,485
Port of Seattle WA Rev.	5.000%	3/1/09 (4)	3,415	3,524
Port of Seattle WA Rev.	5.000%	3/1/10 (4)	3,230	3,371
[2] Seattle WA Drain & Wastewater Rev.	4.000%	2/1/08	2,075	2,086
[2] Seattle WA Drain & Wastewater Rev.	4.000%	2/1/09	2,170	2,190
Seattle WA Water System Rev.	4.500%	9/1/07 (1)	6,625	6,677
Washington GO	5.500%	9/1/07	13,130	13,338
Washington GO	5.000%	1/1/08 (4)	5,320	5,408
Washington GO	4.000%	7/1/08	5,180	5,216
Washington GO	5.000%	7/1/10	5,525	5,788
				153,014

44

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.3%)
West Virginia GO	5.500%	6/1/10 (4)	5,000	5,323
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/07 (1)	500	503
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/08 (1)	2,500	2,551
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10 (4)(Prere.)	5,000	5,374
				13,751
Wisconsin (2.1%)
Kenosha WI GO	4.000%	9/1/07 (4)	1,695	1,701
Milwaukee WI GO	5.000%	10/1/10 (1)	12,735	13,392
Wisconsin GO	5.000%	5/1/07	12,405	12,495
Wisconsin GO	5.000%	5/1/07 (3)	6,200	6,245
Wisconsin GO	6.250%	5/1/07	5,000	5,066
Wisconsin GO	5.000%	5/1/10 (1)	14,405	15,077
Wisconsin GO	5.000%	5/1/10 (1)	8,690	9,095
Wisconsin Transp. Rev.	5.000%	7/1/08	12,385	12,675
Wisconsin Transp. Rev.	5.000%	7/1/08 (3)	8,750	8,956
				84,702
Multiple States (0.4%)
[1] Various States TOB VRDO	3.760%	11/7/06 (1)(2)(3)(4)	3,195	3,195
[1] Various States TOB VRDO	3.760%	11/7/06	14,820	14,820
				18,015
Total Municipal Bonds (Cost $4,059,821)				4,049,340

	Shares
Temporary Cash Investment (0.4%)
[3] Vanguard Municipal Cash Management Fund, 3.522%
(Cost $17,777)	17,777,468	17,777
Total Investments (99.0%) (Cost $4,077,598)		4,067,117
Other Assets and Liabilities (1.0%)
Other Assets—Note B		84,908
Liabilities		(44,648)
		40,260
Net Assets (100%)		4,107,377

45

Short-Term Tax-Exempt Fund

At October 31, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	4,126,990
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(9,132)
Unrealized Depreciation	(10,481)
Net Assets	4,107,377

Investor Shares—Net Assets
Applicable to 73,097,060 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,138,569
Net Asset Value Per Share—Investor Shares	$15.58

Admiral Shares—Net Assets
Applicable to 190,599,759 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,968,808
Net Asset Value Per Share—Admiral Shares	$15.58

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of these securities was $339,512,000, representing 8.3% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2006.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

46

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.6%)
Alabama (1.0%)
Alabama Public School & College Auth.	5.500%	8/1/18 (4)	18,195	19,304
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	5,785	6,028
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.125%	2/1/09 (3)(Prere.)	29,405	30,642
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/08 (4)(ETM)	3,260	3,025
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/09 (4)(ETM)	3,000	2,681
Montgomery AL Baptist Medical Center
(Baptist Health)	0.000%	11/15/10 (4)(ETM)	2,130	2,121
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,078
				64,879
Alaska (0.3%)
Alaska GO	5.000%	7/15/08 (4)	6,605	6,764
North Slope Borough AK GO	0.000%	6/30/08 (1)	17,100	16,100
				22,864
Arizona (1.6%)
Arizona School Fac. Board Rev. COP	5.000%	9/1/08 (4)	9,960	10,212
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.000%	7/1/09	9,500	9,504
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)	4,350	4,567
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09 (2)(ETM)	650	682
Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,590
Mesa AZ Util. System Rev.	5.000%	7/1/08 (1)(ETM)	3,320	3,398
Mesa AZ Util. System Rev.	5.000%	7/1/08 (1)	3,180	3,255
Mohave County AZ IDA Correctional Fac. Contract
Rev. (Mohave Prison Project)	5.000%	4/1/08 (10)	2,000	2,039
Mohave County AZ IDA Correctional Fac. Contract
Rev. (Mohave Prison Project)	5.000%	4/1/10 (10)	5,090	5,305
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09 (2)	5,500	5,705
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.000%	7/1/10 (1)	5,600	5,879
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/10 (1)	5,000	5,247
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/11 (1)	7,500	7,957
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/12 (1)	5,000	5,353
Phoenix AZ GO	7.500%	7/1/08	11,510	12,232
Phoenix AZ GO	5.000%	7/1/16	10,000	10,925
Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,424
Univ. of Arizona Board of Regents	5.900%	6/1/08 (4)	4,095	4,244
				109,518
California (6.5%)
CSUCI Financing Auth. Rev. California Rental
Housing & Town Center PUT	2.500%	8/1/07 LOC	5,000	4,952
California GO	4.750%	6/1/07	1,000	1,007
California GO	5.250%	11/1/08	10,000	10,333
California GO	5.000%	3/1/09	22,400	23,130
California GO	5.000%	6/1/09	25,000	25,899
California GO	5.000%	6/1/09	14,095	14,602
California GO	5.000%	5/1/13	21,000	22,618

47

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/13	32,125	34,699
[1] California GO TOB VRDO	3.660%	11/7/06	9,890	9,890
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/09	2,500	2,576
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/10	3,220	3,347
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,087
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,179
[1] California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management) PUT	4.850%	11/30/07	6,000	6,053
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/11	3,770	3,996
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/12	2,500	2,678
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/13	7,500	8,105
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/07 (1)	14,725	14,855
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/07	25,335	25,581
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/09 (1)	10,000	10,430
California State Econ. Recovery Bonds	5.000%	7/1/09	18,000	18,690
California State Econ. Recovery Bonds	5.250%	1/1/11	12,640	13,475
California State Econ. Recovery Bonds PUT	5.000%	7/1/08	12,925	13,244
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	5,111
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/08	1,000	1,018
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/09	800	822
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/10	1,100	1,140
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	4,000	4,132
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/07	19,325	19,374
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	17,500	17,147
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/10	12,350	12,352
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11	9,375	9,199
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	6/1/12	10,000	9,916
Desert Sands CA School District	0.000%	6/1/12 (2)	10,000	8,113
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09 (ETM)	3,000	3,109
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,623
Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,144
Long Beach CA Harbor Rev.	4.000%	5/15/09 (3)	6,095	6,152
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (3)	5,000	5,255
Los Angeles County CA Metro. Transp. Auth. Rev.
(Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (3)	8,000	8,408

48

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/12 (1)	7,710	8,322
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	10,000	10,384
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (1)	3,165	3,400
San Jose CA Redev. Agency	5.250%	8/1/08 (1)	3,180	3,275
Santa Clara Valley CA Water Dist. Refunding &
Improvement COP	5.000%	2/1/08 (3)	4,385	4,465
Univ. of California Rev.	5.000%	5/15/10 (1)	3,500	3,680
Univ. of California Rev.	5.000%	5/15/11 (1)	2,500	2,659
Univ. of California Rev.	5.000%	5/15/12 (1)	3,000	3,228
				432,854
Colorado (1.3%)
Colorado Dept. of Transp. Rev.	5.250%	6/15/07	2,035	2,057
Colorado Dept. of Transp. Rev.	5.500%	6/15/07 (1)	18,000	18,219
Colorado Dept. of Transp. Rev.	5.250%	6/15/08	2,530	2,599
Colorado General Fund TRAN	4.500%	6/27/07	20,000	20,111
Colorado Springs CO Util. System Rev.	5.250%	11/15/06	9,265	9,271
Colorado Springs CO Util. System Rev.	5.250%	11/15/07	5,890	5,992
Denver CO City & County GO	5.000%	8/1/07	5,000	5,054
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/08	8,770	8,988
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/07 (2)	15,000	14,849
				87,140
Connecticut (0.9%)
Connecticut GO	5.250%	6/15/07	12,760	12,897
Connecticut GO	5.000%	11/15/07	19,340	19,635
Connecticut GO	5.000%	11/15/07	7,250	7,361
Connecticut GO	5.250%	12/15/07	7,370	7,511
Connecticut GO	5.000%	11/15/08	10,000	10,295
				57,699
Delaware (0.1%)
Delaware GO	5.000%	8/1/15	5,000	5,462

District of Columbia (1.2%)
District of Columbia GO	5.250%	6/1/07 (1)	16,000	16,156
District of Columbia GO	5.250%	6/1/08 (1)	5,355	5,493
District of Columbia GO	5.500%	6/1/08 (4)	3,530	3,634
District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,220	1,257
District of Columbia GO	5.000%	6/1/10 (4)	2,045	2,140
District of Columbia GO	5.500%	6/1/10 (4)	10,000	10,633
District of Columbia GO	5.750%	6/1/10 (1)(ETM)	5,000	5,366
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,644
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,667
District of Columbia GO	5.500%	6/1/12 (4)	10,000	10,535
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,299
District of Columbia GO	5.000%	6/1/14 (1)	4,900	5,255
District of Columbia GO	5.000%	6/1/15 (1)	5,000	5,343
Metro. Washington Airports Auth.
Airport System Rev.	5.500%	10/1/10 (1)	6,145	6,541
				81,963
Florida (5.8%)
Broward County FL GO	5.000%	1/1/07	8,300	8,320
Broward County FL GO	5.000%	1/1/08	4,000	4,068
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/10	4,900	5,106

49

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	4.500%	12/1/11	5,900	6,023
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.500%	12/1/08	22,980	23,765
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/09	2,000	2,081
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,710
Broward County FL School Dist. GO	5.000%	2/15/07	2,890	2,902
Florida Board of Educ. Capital Outlay	5.000%	1/1/11	6,810	7,181
Florida Board of Educ. Capital Outlay	5.000%	1/1/12	27,730	29,531
Florida Board of Educ. Capital Outlay	5.000%	6/1/16	5,065	5,492
Florida Board of Educ. Public Educ.	5.250%	6/1/07	4,890	4,939
Florida Board of Educ. Public Educ.	5.000%	6/1/08 (4)	19,600	20,042
Florida Board of Educ. Public Educ.	5.250%	6/1/08	5,055	5,188
Florida Board of Educ. Public Educ.	5.000%	6/1/10	16,120	16,890
Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	26,446
Florida Board of Educ. Public Educ.	5.000%	6/1/11	11,945	12,656
Florida Correctional Privatization Comm. COP	5.250%	8/1/08 (1)	4,335	4,455
Florida Dept. of Environmental Protection &
Preservation Rev.	5.750%	7/1/12 (3)	7,050	7,625
Florida Dept. of Transp.	5.250%	7/1/08	4,670	4,799
Florida Dept. of Transp.	6.375%	7/1/10	10,075	11,009
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/08	10,000	10,234
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.250%	7/1/12	15,000	16,226
Greater Orlando Aviation Auth.
Orlando FL Airport Fac. Rev.	5.250%	10/1/07 (1)	6,995	7,097
Highlands County FL Health Rev.
(Adventist Health System) PUT	5.000%	11/16/09	25,000	25,760
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/08	31,000	31,808
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	7,500	7,826
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/07 (1)	4,000	4,053
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/08	4,835	4,965
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09	15,000	15,639
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/08	20,000	20,471
Reedy Creek FL Improvement Dist. Util. Rev.	5.500%	10/1/08 (2)	8,070	8,288
[2] South Florida Water Management Dist.	5.000%	10/1/10 (2)	3,000	3,150
[2] South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,533
[2] South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,301
Univ. Athletic Assn. Inc. Florida Athletic
Program Rev. PUT	3.800%	10/15/11 LOC	4,000	4,007
Univ. Athletic Assn. Inc. Florida
Capital Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	4,928
				387,514
Georgia (2.8%)
Atlanta GA Airport Fac. Rev.	0.000%	1/1/10 (1)	5,095	4,269
Atlanta GA Water & Sewer Rev.	5.250%	1/1/07 (3)(Prere.)	15,300	15,495
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	25,000	25,298
Clayton County GA School Dist. TAN	4.500%	12/22/06	10,000	10,012
Cobb County GA School Dist.	4.000%	2/1/07	22,735	22,763
Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,083
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (3)	10,000	10,345
Fulton DeKalb GA Hosp. Auth.	5.000%	1/1/08 (4)	3,000	3,049

50

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	6.000%	7/1/07	10,580	10,753
Georgia GO	5.500%	7/1/15	9,095	10,349
Georgia GO	5.500%	7/1/16	5,000	5,622
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.250%	3/1/07	6,185	6,221
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.250%	3/1/09	10,355	10,762
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/08 (1)	4,000	4,173
Muni. Electric Auth. Georgia Subordinate
Bonds Project One PUT	5.000%	1/1/09 (2)	12,500	12,848
Paulding County GA School Dist. GO	5.000%	8/1/08	2,500	2,563
Paulding County GA School Dist. GO	5.000%	8/1/09	1,500	1,558
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,063
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.500%	11/1/06	8,000	8,000
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.500%	11/1/07	6,270	6,391
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.250%	9/1/08	10,000	10,304
				182,921
Hawaii (2.4%)
Hawaii Airport System Rev.	5.500%	7/1/07 (3)	10,000	10,122
Hawaii Airport System Rev.	6.000%	7/1/07 (3)	6,000	6,092
Hawaii Airport System Rev.	5.500%	7/1/09 (3)	10,275	10,743
Hawaii GO	5.250%	2/1/07 (4)	10,375	10,418
Hawaii GO	5.500%	8/1/07 (3)	2,330	2,364
Hawaii GO	5.750%	4/1/08 (1)	1,990	2,050
Hawaii GO	5.750%	4/1/08 (1)(ETM)	2,015	2,076
Hawaii GO	5.500%	8/1/08 (3)	6,755	6,979
Hawaii GO	5.000%	7/1/09 (2)	15,660	16,236
Hawaii GO	5.000%	10/1/09 (1)	1,480	1,539
Hawaii GO	5.000%	7/1/10 (2)	14,250	14,944
Hawaii GO	5.000%	10/1/10 (1)	5,090	5,353
Hawaii GO	5.000%	7/1/11 (2)	24,310	25,770
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,386
Hawaii Highway Rev.	5.375%	7/1/11 (4)(Prere.)	5,125	5,521
Honolulu HI City & County GO	5.000%	7/1/11 (1)	4,750	5,033
Honolulu HI City & County GO	5.250%	7/1/11 (3)	3,900	4,174
Honolulu HI City & County GO	5.000%	7/1/12 (1)	4,320	4,618
				159,418
Illinois (4.6%)
Chicago IL Board of Educ. Capital Appreciation
(School Reform)	0.000%	12/1/11 (3)	5,185	4,280
Chicago IL Board of Educ. GO	0.000%	12/1/09 (3)	9,895	8,835
Chicago IL Board of Educ. GO	0.000%	12/1/10 (3)	4,000	3,436
Chicago IL GO VRDO	3.580%	11/7/06 (3)	26,895	26,895
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09 (ETM)	8,265	8,558
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10 (ETM)	5,000	5,277
Chicago IL O’Hare International Airport Rev.	5.500%	1/1/07 (2)	3,140	3,149
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison)	4.400%	12/1/06 (2)	27,500	27,516
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison)	4.400%	12/1/06 (2)	14,265	14,273

51

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/07	7,185	7,216
Illinois Finance Auth. Rev.
(Resurrection Health Care) PUT	3.750%	7/1/09	4,000	3,981
Illinois GO	5.000%	10/1/07 (4)	9,000	9,118
Illinois GO	5.250%	11/1/07 (3)	5,000	5,084
Illinois GO	5.000%	12/1/07	5,475	5,559
Illinois GO	5.250%	8/1/08	14,500	14,916
Illinois GO	5.000%	10/1/08 (4)	7,000	7,189
Illinois GO	5.000%	10/1/08	5,790	5,945
Illinois GO	5.250%	11/1/08 (3)	4,000	4,132
Illinois GO	5.750%	1/1/09 (3)	3,000	3,137
Illinois GO	5.250%	8/1/09 (1)	2,135	2,230
Illinois GO	5.500%	8/1/09	8,610	9,045
Illinois GO	5.000%	10/1/09	14,800	15,385
Illinois GO	5.000%	3/1/10	6,300	6,576
Illinois GO	5.500%	8/1/18 (4)	5,000	5,314
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/07 (1)	5,270	5,319
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.) PUT	4.500%	12/1/07 (4)	10,000	10,062
Illinois Sales Tax Rev.	5.000%	6/15/10	1,500	1,571
Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,160
Kendall Kane & Will Counties IL Community USD	0.000%	10/1/16 (4)	5,215	3,495
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	6,500	6,129
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)	170	160
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/08 (3)(ETM)	1,220	1,150
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	5.250%	6/15/08 (1)	3,250	3,336
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/09 (3)(ETM)	18,625	16,918
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/11 (1)	20,000	16,542
Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL GO	5.000%	6/1/07 (3)	9,710	9,791
Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL GO	5.250%	6/1/08 (3)	9,855	10,112
[1] Will County IL Community School Dist. TOB VRDO	3.620%	11/7/06 (4)	12,350	12,350
				306,141
Indiana (1.1%)
Indiana Dev. Finance Auth. Rev.
(Childrens Museum) VRDO	3.600%	11/7/06	5,400	5,400
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	10/1/09	10,000	10,362
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	4/1/10	10,000	10,412
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/10	7,930	8,305
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group)	5.000%	11/1/11	5,500	5,813
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) ARS	3.690%	11/3/06	17,125	17,125

52

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/10	2,000	2,070
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)	5.250%	7/1/08 (3)	3,040	3,122
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/07 (1)	1,000	1,012
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	10,136
				73,757
Iowa (0.0%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/07	2,500	2,536

Kansas (0.9%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	35,304
Topeka KS Temporary Notes	4.500%	11/29/06	22,425	22,436
Wichita KS Sales Tax Rev.	5.000%	4/1/07	2,610	2,626
				60,366
Kentucky (2.2%)
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO	3.680%	11/7/06	8,165	8,165
Kentucky Inc. Public Energy Auth.
Gas Supply Rev. VRDO	3.650%	11/1/06	6,500	6,500
Kentucky Property & Building Comm. Rev.	5.250%	2/1/07 (4)	1,500	1,506
Kentucky Property & Building Comm. Rev.	5.500%	8/1/07	4,550	4,614
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08 (ETM)	7,290	7,531
Kentucky Property & Building Comm. Rev.	5.500%	8/1/08	210	217
Kentucky Property & Building Comm. Rev.	6.000%	10/1/08	10,000	10,446
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	10,000	11,156
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/07 (2)	18,000	18,345
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/08 (2)	5,060	5,221
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.750%	7/1/08 (4)	26,760	27,712
[3] Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/09 (2)	15,000	15,745
Louisville & Jefferson County KY Regional Airport
Auth. Airport System Rev.	5.250%	7/1/08 (4)	2,345	2,405
Louisville & Jefferson County KY Regional Airport
Auth. Airport System Rev.	5.250%	7/1/10 (4)	2,700	2,837
Louisville & Jefferson County KY Regional Airport
Auth. Special Fac.
(UPS Worldwide Forwarding) VRDO	3.660%	11/1/06	5,900	5,900
Owensboro Kentucky Health System Rev.
(Mercy Health System) ARS	3.680%	12/6/06 (1)	17,050	17,050
				145,350
Louisiana (0.7%)
Jefferson Parish LA School Board Sales & Tax Rev.	5.250%	2/1/07 (1)	9,190	9,226
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10 (1)	1,980	2,064
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (1)	2,085	2,197
Louisiana GO	5.250%	5/1/08 (3)	7,405	7,585
Louisiana Offshore Terminal Auth. Deep
Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/08	5,000	4,998
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,488
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09	15,000	15,488
				47,046

53

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.3%)
Maine GO	5.000%	7/15/10 (2)	3,095	3,253
Maine GO	5.000%	7/15/11 (2)	5,000	5,313
Maine GO	5.000%	7/15/12 (2)	8,055	8,644
Maine State Turnpike Auth. Turnpike Rev.	5.375%	7/1/13 (1)	2,130	2,209
				19,419
Maryland (1.2%)
Anne Arundel County MD GO	5.000%	3/1/07	6,000	6,030
Maryland Dept. of Transp.	5.250%	2/1/07	9,000	9,038
Maryland Dept. of Transp.	5.000%	5/1/10	16,975	17,790
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	4.750%	12/1/11	1,250	1,243
Maryland GO	5.250%	2/1/08	5,000	5,108
Maryland GO	5.250%	3/1/08	24,935	25,507
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/10	11,435	12,103
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/10	5,000	5,292
				82,111
Massachusetts (5.5%)
Boston MA GO	5.000%	2/1/08 (1)	5,000	5,091
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (SEMASS System)	5.250%	1/1/07 (1)	15,070	15,103
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.500%	12/1/06 (1)	1,100	1,101
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.550%	12/1/07 (1)	1,490	1,490
Massachusetts GAN	5.750%	6/15/07	9,650	9,781
Massachusetts GAN	5.750%	12/15/08	16,210	16,936
Massachusetts GAN	5.750%	6/15/09	10,900	11,493
Massachusetts GO	5.250%	12/1/07	10,000	10,182
Massachusetts GO	5.500%	1/1/08	6,165	6,302
Massachusetts GO	5.500%	2/1/08 (1)	10,000	10,239
Massachusetts GO	5.250%	8/1/08 (Prere.)	7,945	8,245
Massachusetts GO	5.375%	8/1/08	10,000	10,310
Massachusetts GO	5.750%	10/1/08	6,710	6,982
Massachusetts GO	5.250%	1/1/09	10,000	10,353
Massachusetts GO	5.000%	8/1/09	37,715	39,131
Massachusetts GO	5.750%	6/1/10 (Prere.)	25,045	26,877
Massachusetts GO	5.000%	8/1/10	38,955	40,875
Massachusetts GO	6.000%	11/1/10	10,015	10,900
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/07	5,785	5,840
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.875%	7/1/08	6,000	6,150
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.000%	7/1/07	2,200	2,221
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) ARS	3.720%	11/1/06	26,340	26,340
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.500%	7/1/08 (1)	15,400	15,876
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.000%	7/1/09 (1)	14,110	14,611
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,742
Massachusetts Special Obligation Rev.	7.500%	6/1/07 (3)	16,425	16,794
Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,516

54

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Springfield MA GO	5.000%	8/1/11 (1)	3,500	3,715
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,348
				363,544
Michigan (3.6%)
Detroit MI Capital Improvement GO	5.000%	4/1/08 (4)	7,275	7,414
Detroit MI Capital Improvement GO	5.000%	4/1/09 (4)	6,135	6,332
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	8,510	8,909
Detroit MI Sewer System Rev.	5.500%	1/1/12 (1)	20,000	21,600
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	24,218
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (1)	33,000	34,747
Michigan Building Auth. Rev.	5.500%	10/15/07 (ETM)	5,945	6,054
Michigan Building Auth. Rev.	5.500%	10/15/07	3,855	3,925
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,435	6,672
Michigan Building Auth. Rev.	5.500%	10/15/08 (ETM)	6,790	7,040
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	6,022
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,879
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,684
Michigan Comprehensive Transp. Rev.	5.000%	5/15/08 (4)	1,230	1,257
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/12	17,000	17,989
[2] Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,535
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.500%	10/1/07 (ETM)	9,405	9,570
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/08	11,960	12,340
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,158
Michigan Trunk Line Rev.	5.000%	10/1/07 (4)	1,000	1,013
Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	13,942
Univ. of Michigan Univ. Rev.	5.000%	4/1/08	2,705	2,760
Wayne Charter County MI Airport Rev.	5.250%	12/1/06 (1)	6,620	6,629
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County)	5.250%	12/1/08 (3)	7,065	7,244
Western Township MI Sewage Disposal System Rev.	5.250%	1/1/08 (1)	3,700	3,772
				235,705
Minnesota (1.1%)
Minnesota GO	5.000%	8/1/07	30,685	31,026
Minnesota GO	5.250%	11/1/12	6,375	6,771
Minnesota GO	5.000%	11/1/14	18,230	19,968
Minnesota Public Fac. Water PCR	5.500%	3/1/09	4,500	4,698
Rochester MN Health Care Fac. Rev.
(Mayo Foundation) ARS	3.700%	11/2/06	8,675	8,675
Southern Minnesota Muni. Power Agency
Power Supply System Rev.	5.000%	1/1/09 (2)	5,000	5,153
				76,291
Mississippi (1.1%)
Madison County MS School Dist.	5.000%	9/1/10 (3)	4,370	4,585
Mississippi Business Finance Corp. Solid Waste
Disposal Rev. (Waste Management Inc.) PUT	3.350%	3/1/09	7,000	6,854
Mississippi GO	5.750%	11/1/07	5,000	5,107
Mississippi GO	5.000%	10/1/09	5,770	5,998
Mississippi GO	6.000%	11/1/09 (Prere.)	10,800	11,547
Mississippi GO	6.000%	11/1/09 (Prere.)	7,250	7,751
Mississippi GO	5.250%	12/1/10	8,800	9,347
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Memorial Health) PUT	3.730%	10/1/07	21,000	21,052
				72,241

55

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (0.8%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09 LOC	10,000	10,065
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09	5,700	5,902
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/11	11,500	12,183
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/15	10,000	10,649
Missouri Jt. Muni. Electric Util. Comm. Power
Project Rev. Plum Point Project	5.000%	1/1/12 (1)	2,000	2,128
Missouri Water Pollution Control GO	5.000%	10/1/08	11,350	11,669
				52,596
Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/08 (2)	20,500	21,019

Nebraska (0.4%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/09 (1)	4,130	4,250
Nebraska Public Power Dist. Rev.	5.000%	1/1/10 (3)	11,635	12,132
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (3)	3,560	3,754
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/07	5,000	5,024
				25,160
Nevada (2.9%)
Clark County NV School Dist. GO	5.250%	6/15/07 (4)	12,335	12,463
Clark County NV School Dist. GO	5.000%	6/1/08 (3)	30,735	31,414
Clark County NV School Dist. GO	5.000%	6/15/08 (1)	6,000	6,136
Clark County NV School Dist. GO	5.500%	6/15/08 (4)	33,555	34,576
Clark County NV School Dist. GO	4.000%	6/1/09 (3)	12,265	12,398
Clark County NV School Dist. GO	5.250%	6/15/09 (1)	16,920	17,630
Clark County NV School Dist. GO	5.250%	6/15/10 (1)	7,875	8,312
Clark County NV School Dist. GO	5.000%	6/15/13 (3)	16,050	17,266
Clark County NV School Dist. GO	5.000%	6/15/14 (3)	9,680	10,489
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (1)	6,735	7,128
Henderson NV Health Care Fac. Rev.
(Catholic Healthcare West)	5.000%	7/1/09	4,000	4,114
Nevada GO	5.000%	3/1/07 (Prere.)	4,625	4,693
Nevada GO	5.000%	3/1/08	375	380
Nevada GO	5.250%	5/15/08 (Prere.)	7,625	7,820
Nevada Highway Improvement Rev.
(Motor Vehicle Fuel Tax)	5.000%	12/1/12 (1)	14,495	15,555
				190,374
New Hampshire (0.7%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10 (2)	14,000	14,510
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.250%	12/3/07 (2)	6,950	6,896
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/09	22,000	21,657
New Hampshire GO	5.000%	11/1/08	6,000	6,170
				49,233
New Jersey (5.6%)
Bayonne NJ TAN	5.000%	9/19/07	6,000	6,052
Edison Township NJ BAN	4.500%	6/20/07	10,000	10,049
Garden State Preservation Trust New Jersey	5.250%	11/1/09 (4)	4,500	4,717
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10 (4)	7,000	7,325
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	24,800	25,064
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/07	15,300	15,478
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10	1,000	1,043
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	3,000	3,161

56

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Environmental Infrastructure Trust	5.500%	9/1/07	5,960	6,056
New Jersey Environmental Infrastructure Trust	5.500%	9/1/08	6,280	6,497
New Jersey GO	5.000%	2/1/07	4,500	4,516
New Jersey Highway Auth. Rev.
(Garden State Parkway)	6.200%	1/1/10 (2)(ETM)	20,000	21,107
New Jersey TRAN	4.500%	6/22/07	29,150	29,325
New Jersey Transit Corp. Capital GAN	5.750%	2/1/07 (2)	15,000	15,081
New Jersey Transp. Corp. COP	5.500%	9/15/08 (2)	25,000	25,852
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/07 (ETM)	10,000	10,121
New Jersey Transp. Trust Fund Auth. Rev.	5.375%	12/15/07	25,530	26,015
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (3)	30,000	32,255
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (3)	4,200	4,488
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	19,130	20,936
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.610%	11/7/06 (1)(2)(3)(4)	66,455	66,455
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.640%	11/7/06	22,100	22,100
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.710%	11/7/06	9,995	9,995
Newark NJ GO	5.000%	10/1/11 (4)	2,000	2,127
				375,815
New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,151
Farmington NM PCR (El Paso Electric Co. Project)
PUT	4.000%	8/1/12 (3)	8,000	8,014
Farmington NM PCR (Southern CA Edison
Four Corners Project) PUT	3.550%	4/1/10 (3)	20,000	19,891
New Mexico Highway Comm. Tax Rev.	5.000%	6/15/07 (2)	2,500	2,523
New Mexico Highway Comm. Tax Rev.	5.250%	6/15/07	7,540	7,619
New Mexico Severance Tax Rev.	5.000%	7/1/10 (2)	2,000	2,098
New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,059
New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,121
New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,659
New Mexico TRAN	5.000%	6/29/07	9,900	9,987
				67,122
New York (11.0%)
Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	15,702
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09 (4)	3,140	3,252
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11	22,080	23,682
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12	3,500	3,747
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,294
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,583
[1] Metro. New York Transp. Auth. Rev. (Transit Rev.)
TOB VRDO	3.690%	11/7/06	6,625	6,625
[1] Metro. New York Transp. Auth. Rev. (Transit Rev.)
TOB VRDO	3.690%	11/7/06	2,595	2,595
Muni. Assistance Corp. for New York City NY	6.000%	7/1/07 (ETM)	9,700	9,859
New York City NY Cultural Resources Rev.
(American Museum of Natural History) ARS	3.100%	4/4/07 (1)	5,000	4,988
New York City NY GO	5.000%	8/1/08	25,535	26,142
New York City NY GO	5.250%	8/1/08	7,670	7,885
New York City NY GO	5.250%	8/1/08 (3)	10,000	10,292
New York City NY GO	5.250%	8/1/08 (ETM)	1,780	1,833
New York City NY GO	5.250%	8/1/08	14,670	15,081
New York City NY GO	5.000%	8/1/09	7,000	7,253
New York City NY GO	5.000%	8/1/09	14,700	15,231
New York City NY GO	5.250%	8/1/09	35,110	36,605
New York City NY GO	5.000%	6/1/10	8,000	8,358
New York City NY GO	5.000%	8/1/10	13,965	14,613

57

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	3/1/11	6,000	6,314
New York City NY GO	5.000%	8/1/12	8,000	8,524
New York City NY GO	5.250%	8/1/12	4,230	4,506
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,634
[1] New York City NY GO TOB VRDO	3.630%	11/7/06	5,000	5,000
[1] New York City NY GO TOB VRDO	3.630%	11/7/06	947	947
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10 (3)	3,090	3,239
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (3)	5,000	5,345
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,810
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	24,375	26,326
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29	4,100	4,361
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/07 (ETM)	10,790	10,950
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/09	5,000	5,212
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/11	14,370	15,317
[1] New York City NY Transitional Finance Auth. Rev.
TOB VRDO	3.600%	11/7/06 (2)	19,700	19,700
New York State Dormitory Auth. Rev.	5.000%	8/15/09 (4)	1,900	1,968
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09 (1)	10,000	10,436
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,514
New York State Energy Research & Dev. Auth. PCR
(Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/08 (2)	8,300	8,108
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas) ARS	3.245%	1/19/10 (1)	14,650	14,326
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/08	9,415	9,640
New York State GO	5.000%	4/15/09	2,900	3,002
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/15	5,410	5,938
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	6/1/18	7,000	7,538
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.250%	12/1/18	8,415	9,059
New York State Power Auth. Rev.	5.500%	11/15/07	13,565	13,836
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/07 (1)	4,000	4,028
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/08 (1)(ETM)	6,000	6,124
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08 (1)	3,730	3,819
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/08 (2)	13,220	13,537
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/09 (1)(ETM)	4,000	4,140
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/10 (1)	2,500	2,638
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13 (3)	15,000	16,180
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/07	21,370	21,497
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/08	13,100	13,352
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/08	23,480	23,946
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,500	5,976
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.000%	1/1/07	14,865	14,897

58

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/06	10,000	10,017
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/12	6,500	6,910
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/08	5,000	5,102
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13	4,325	4,428
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17	14,950	16,042
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	20,000	21,695
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20	25,000	27,393
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	4,000	4,301
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/21	17,250	18,859
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	15,000	16,111
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/08	14,000	14,470
				734,632
North Carolina (2.7%)
Durham NC COP	5.000%	6/1/10	2,170	2,265
Durham NC COP	5.000%	6/1/11	1,080	1,138
Durham NC COP	5.000%	6/1/13	1,000	1,071
Greensboro NC GO	5.000%	3/1/10	5,425	5,679
North Carolina Eastern Muni. Power Agency Rev.	7.000%	1/1/07	15,715	15,796
North Carolina Eastern Muni. Power Agency Rev.	7.000%	1/1/08 (1)	9,875	10,252
North Carolina Eastern Muni. Power Agency Rev.	6.125%	1/1/09	12,870	13,483
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10	25,745	26,950
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10	5,400	5,673
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	10,500	11,173
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	2,500	2,691
North Carolina GO	5.000%	3/1/08	20,000	20,394
North Carolina GO	5.000%	3/1/08	5,000	5,099
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/08 (4)	10,000	10,176
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/09 (4)	10,000	10,313
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/10 (4)	10,000	10,432
North Carolina Medical Care Comm. Health Care Fac.
(Novant Health Obligation Group)	5.000%	11/1/10	9,180	9,607
North Carolina Medical Care Comm. Health Care Fac.
(Novant Health Obligation Group)	5.000%	11/1/15	7,370	7,864
Wake County NC Public Improvement GO	4.500%	3/1/07	8,500	8,528
				178,584
Ohio (3.5%)
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,226
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,169
Cleveland OH Airport System Rev.	5.500%	1/1/08 (4)	8,070	8,241
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09 (1)	4,200	3,775
Lakewood OH BAN	4.500%	6/14/07	3,300	3,314
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/07	5,000	5,070
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/08	6,945	7,142
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/08 (2)	5,000	4,961
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/09 (1)	11,680	12,145
Ohio Building Auth. Rev.
(Administration Building Fund)	5.000%	10/1/09 (1)	11,580	12,041

59

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,260
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14	12,000	13,200
Ohio Common Schools GO	5.000%	3/15/08	3,195	3,258
Ohio Common Schools PUT	2.450%	9/14/07	10,000	9,862
Ohio GO	0.000%	9/1/07	5,000	4,857
Ohio GO	5.000%	3/15/08	3,000	3,059
Ohio GO	5.000%	8/1/08	14,800	15,168
Ohio Higher Educ. Capital Fac. Rev.	5.750%	5/1/07	6,930	7,006
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/07	24,500	25,008
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08	18,440	19,163
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,723
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,804
Ohio Highway Capital Improvements Rev.	5.000%	5/1/07	5,000	5,037
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/32	2,540	2,610
Ohio Infrastructure Improvement GO	5.000%	3/1/10	4,000	4,181
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08	6,750	6,905
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08	5,475	5,601
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/10 (1)	7,140	7,483
Ohio State Dept. Administrative Services COP
(Administrative Knowledge System)	5.000%	9/1/11 (1)	3,800	4,023
Ohio Water Dev. Auth. PCR	5.250%	12/1/09	3,625	3,804
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,566
Univ. of Cincinnati OH General Receipts BAN	4.750%	7/6/07	9,000	9,067
				233,729
Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,746
Oklahoma County OK GO	5.000%	2/1/07 (3)	5,700	5,720
Oklahoma GO	5.000%	7/15/07 (3)	2,000	2,020
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15 (1)	9,035	9,812
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,371
Tulsa County OK Ind. Auth. Rev.	5.000%	1/1/07 (2)	6,450	6,465
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/08	5,000	5,109
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,610
				47,853
Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	5/1/07	6,000	6,055
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	5.000%	5/1/12 (1)	5,000	5,345
Tri-County Metro. Transp. Dist. OR
(Payroll Tax & Grant Project)	4.000%	5/1/14 (1)	5,000	5,031
				16,431
Pennsylvania (2.7%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	5.500%	6/15/07	3,000	3,034
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/08	4,365	4,466
Erie PA Higher Educ. Building Auth. Rev.
(Gannon Univ.) PUT	2.250%	1/15/07 LOC	4,200	4,180
Pennsylvania GO	5.000%	2/1/07	7,260	7,286
Pennsylvania GO	5.000%	2/1/08	7,930	8,072
Pennsylvania GO	5.000%	8/1/08 (Prere.)	6,210	6,422
Pennsylvania GO	5.250%	2/1/11 (1)	6,500	6,929
Pennsylvania GO	5.500%	2/1/12	20,950	22,835

60

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/07	2,000	2,021
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/08	2,500	2,551
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,240
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,808
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,541
Philadelphia PA Gas Works Rev.	5.250%	7/1/09 (4)	8,885	9,254
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) PUT	5.000%	7/1/07 (1)	18,250	18,397
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	11/1/06	19,400	19,400
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/07 (3)	3,905	3,947
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/09 (3)	4,085	4,250
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	20,000	20,117
Pittsburgh PA GO	5.000%	9/1/09 (1)(ETM)	11,650	12,104
Pittsburgh PA GO	5.000%	9/1/09 (1)	2,815	2,924
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/08 (2)	4,500	4,567
York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/08 (3)	2,485	2,572
				181,917
Puerto Rico (2.5%)
Puerto Rico Convention Center Dist. Auth. Hotel
Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,779
Puerto Rico GO	5.000%	7/1/09 (ETM)	460	478
Puerto Rico GO	5.000%	7/1/09	3,595	3,700
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,836
Puerto Rico Govt. Dev. Bank CP	4.000%	11/7/06	8,272	8,272
Puerto Rico Govt. Dev. Bank CP	3.950%	1/12/07	61,023	61,023
Puerto Rico Highway & Transp. Auth. Rev.	5.000%	7/1/07 (ETM)	2,215	2,237
Puerto Rico Highway & Transp. Auth. Rev.	5.000%	7/1/07	12,785	12,885
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/11 (2)	5,550	6,021
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,299
Puerto Rico Muni. Finance Agency	5.000%	8/1/10	5,000	5,200
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,346
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev. PUT	4.500%	7/1/07	20,000	20,083
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	14,000	15,142
				165,301
Rhode Island (0.3%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,032
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.250%	3/15/07	3,615	3,591
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.500%	3/15/07	4,945	4,913
Rhode Island State & Providence Plantations GO	5.000%	8/1/08 (1)	3,795	3,890
Rhode Island State & Providence Plantations GO	5.000%	11/1/08 (3)	3,545	3,646
				21,072
South Carolina (0.7%)
Beaufort County SC School Dist. BAN	4.875%	7/13/07	6,000	6,047
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/08	1,745	1,792
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09	2,245	2,329
South Carolina GO	5.500%	4/1/08	14,515	14,919
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	6.700%	12/15/06 (ETM)	2,640	2,650

61

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/07 (ETM)	5,265	5,458
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	10,790	11,527
				44,722
South Dakota (0.2%)
South Dakota State Building Auth. Rev.	5.000%	12/1/09 (2)	5,955	6,200
South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,820
South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,063
South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,221
				13,304
Tennessee (2.2%)
Knox County TN GO	5.000%	4/1/09	3,275	3,387
Memphis TN Electric System Rev.	5.000%	12/1/11 (1)	17,000	18,090
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07	16,090	16,351
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/07	4,380	4,451
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	1,075	1,105
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/08	3,925	4,035
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (1)	30,890	32,137
Shelby County TN GO	5.000%	4/1/08	4,550	4,643
Shelby County TN GO	5.000%	4/1/11 (2)	5,000	5,292
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	10,000	10,441
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	5,269
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	29,929
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System) PUT	5.000%	10/1/08	10,000	10,211
				145,341
Texas (8.8%)
Austin TX Public Improvement GO	5.250%	9/1/09	7,545	7,702
Brazos River Auth. Texas PCR
(Texas Util. Electric Co.) PUT	5.750%	11/1/11	5,695	6,052
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	4.750%	5/15/07	11,050	11,099
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	9,000	9,165
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/08 (2)	2,975	3,023
Conroe TX Independent School Dist. PUT	5.000%	8/15/08	14,355	14,840
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/07	12,750	12,877
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/10	5,000	5,233
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TAN	4.500%	6/14/07	7,500	7,538
[2] Dallas TX GO	5.000%	2/15/17	8,475	9,191
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/06 (3)	2,150	2,150
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/07 (3)	3,000	3,051
El Paso TX GO	5.500%	8/15/07 (4)	6,860	6,964
El Paso TX GO	5.500%	8/15/08 (4)	2,465	2,548
Fort Worth TX GO	5.000%	3/1/07	2,500	2,512
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,398
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,689
Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,480
Harlingen TX Independent School Dist. GO	5.500%	8/15/09 (Prere.)	4,000	4,204

62

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,310
Harris County TX Flood Control Dist. GO	5.250%	10/1/19	8,360	9,128
Harris County TX GO	0.000%	8/15/07 (3)	3,000	2,918
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
(Memorial Hermann Healthcare) ARS	3.684%	11/2/06 (4)	20,000	20,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
(Memorial Hermann Healthcare) ARS	3.680%	11/24/06 (2)	12,900	12,900
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.)	5.250%	2/15/07	3,000	3,014
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke’s Episcopal Hosp.)	5.250%	2/15/08	2,500	2,553
Harris County TX Toll Road Rev.	6.000%	8/1/09 (3)	4,750	5,048
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	5,000	5,322
Houston TX Airport System Rev.	6.000%	7/1/08 (4)	6,385	6,618
Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	11,623
Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,751
Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,573
Houston TX Util. System Rev.	5.250%	5/15/16 (1)	10,000	10,963
Houston TX Water & Sewer System Rev.	0.000%	12/1/06 (2)	5,000	4,985
Houston TX Water & Sewer System Rev.	5.500%	12/1/07 (4)(ETM)	12,500	12,759
Klein TX Independent School Dist.
Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,172
Lewisville TX Independent School Dist.	0.000%	8/15/09	2,430	2,193
Lewisville TX Independent School Dist.	0.000%	8/15/10	5,000	4,342
Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	8,860
[1] Lewisville TX Independent School Dist. TOB VRDO	3.600%	11/7/06	7,040	7,040
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/07 (4)	3,000	3,039
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	7,195	7,642
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	4.550%	11/1/06	38,970	38,970
Montgomery County TX PUT	5.000%	9/1/10 (4)	9,000	9,408
Montgomery County TX PUT	5.000%	9/1/10 (4)	3,000	3,136
North Texas Tollway Auth. (Dallas North Tollway)
System Rev.	5.000%	7/1/08 (4)(Prere.)	100	102
North Texas Tollway Auth. (Dallas North Tollway)
System Rev.	5.000%	7/1/08 (2)(Prere.)	365	374
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. PUT	5.000%	7/1/08 (4)	5,900	6,033
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. PUT	5.000%	7/1/08 (2)	4,635	4,740
Northside TX Independent School Dist. PUT	3.800%	7/31/07	14,000	14,002
Northside TX Independent School Dist. PUT	3.600%	8/1/09	11,445	11,395
Northside TX Independent School Dist. PUT	3.700%	8/1/10	9,500	9,444
Plano TX Independent School Dist.	5.000%	2/15/08	6,300	6,415
Round Rock TX Independent School Dist. GO	0.000%	8/15/09 (1)	6,750	6,094
San Antonio TX Electric & Gas Rev.	5.000%	2/1/08	14,000	14,244
San Antonio TX Electric & Gas Rev.	5.250%	2/1/08	2,045	2,087
San Antonio TX Electric & Gas Rev.	5.000%	2/1/09	7,400	7,626
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,625
San Antonio TX GO	5.000%	2/1/07	4,545	4,561
San Antonio TX GO	5.000%	2/1/08	1,815	1,847
San Antonio TX GO	6.000%	8/1/08	2,145	2,232
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/08 (2)	10,000	10,216
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,217
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	3,928

63

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Spring TX Independent School Dist.
Schoolhouse GO PUT	5.000%	8/15/08 (4)	10,000	10,209
Tarrant County TX Health Resources ARS	3.680%	12/1/06 (2)	31,150	31,150
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,447
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,102
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev.	5.350%	3/1/33 (1)	7,740	7,940
Texas GO Public Finance Auth.	5.250%	10/1/07	15,240	15,473
[1] Texas GO TOB VRDO	3.620%	11/7/06 (1)	6,195	6,195
Texas Public Building Auth. Building Rev.
Capital Appreciation	0.000%	8/1/07 (1)(ETM)	10,000	9,737
Texas Transp. Comm. Mobility Fund GO	4.000%	4/1/07	1,765	1,768
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/08	3,000	3,059
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09	1,415	1,462
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/07	7,675	7,739
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/08	36,300	37,097
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,610	2,710
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09	2,500	2,596
				586,849
Utah (0.4%)
Salt Lake County UT GO	5.500%	12/15/07	5,870	5,997
Salt Lake County UT GO	5.000%	6/15/10	9,100	9,560
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,095
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (4)(Prere.)	4,425	4,765
				25,417
Virginia (1.2%)
Loudoun County VA GO	5.250%	11/1/08	4,410	4,561
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	10,000	2,340
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	48,400	10,074
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	1,125	593
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	10,000	3,572
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	2,700	2,053
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	0.000%	8/15/08 (Prere.)	1,845	916
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/07	5,185	5,204
Virginia Commonwealth Transp.
Board Federal Highway Rev.	5.750%	10/1/07	8,150	8,313
Virginia Commonwealth Transp.
Board Federal Highway Rev.	5.000%	10/1/08	15,160	15,575
Virginia Public School Auth. Rev.	5.250%	8/1/07	5,185	5,251
Virginia Public School Auth. Rev.	5.000%	8/1/08	4,075	4,177
Virginia Public School Auth. Rev.	5.250%	8/1/08	6,950	7,153
Virginia Public School Auth. Rev.	5.000%	8/1/09	2,000	2,077
Virginia Public School Auth. Rev.	5.000%	8/1/09	2,720	2,825
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,500	2,627
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,865	3,010
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,593
				81,914

64

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (3.3%)
Douglas County WA Public Util. Dist. No.1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/08 (1)	1,250	1,282
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	47,989
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,667
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.500%	7/1/17 (1)	8,000	8,725
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	10,068
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	11,187
King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10	12,385	13,048
King County WA Sewer Rev.	5.250%	1/1/08 (4)	5,000	5,097
Port of Seattle WA GO	5.000%	11/1/08 (4)	6,055	6,216
Port of Seattle WA GO	5.000%	11/1/08 (4)	10,455	10,733
Port of Seattle WA Rev.	5.250%	9/1/07 (3)	3,000	3,040
Port of Seattle WA Rev.	5.500%	9/1/08 (3)	3,815	3,940
Port of Seattle WA Rev.	5.000%	3/1/11 (4)	8,275	8,729
Port of Seattle WA Rev.	5.000%	3/1/12 (4)	5,000	5,323
[2] Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10 (1)	3,565	3,606
Seattle WA GO	5.000%	7/1/07 (ETM)	550	555
Seattle WA GO	5.000%	7/1/07	4,765	4,810
Seattle WA Water System Rev.	5.000%	2/1/15 (4)	4,725	5,140
Spokane WA Regional Solid Waste
Management System Rev.	6.500%	1/1/07 (2)	8,650	8,690
Washington GO	6.250%	9/1/07	4,285	4,378
Washington GO	5.500%	9/1/08 (4)	4,650	4,811
Washington GO	5.750%	9/1/08	4,000	4,153
Washington GO	6.250%	9/1/08	3,725	3,899
Washington GO	5.000%	7/1/09	5,520	5,719
Washington GO	5.000%	7/1/12 (2)	11,530	12,320
[1] Washington GO TOB VRDO	3.620%	11/7/06 (3)	8,370	8,370
[1] Washington GO TOB VRDO	3.620%	11/7/06 (1)	17,285	17,285
				221,780
West Virginia (0.2%)
West Virginia GO	0.000%	11/1/06 (3)	6,850	6,850
West Virginia GO	5.500%	6/1/07 (4)	5,000	5,057
West Virginia GO	5.500%	6/1/08 (4)	3,000	3,090
				14,997
Wisconsin (1.0%)
Milwaukee WI GO	5.000%	8/1/08	2,525	2,586
Wisconsin GO	6.125%	11/1/06	7,210	7,210
Wisconsin GO	5.000%	5/1/08	8,055	8,225
Wisconsin GO	5.000%	5/1/09	13,745	14,220
Wisconsin GO	5.000%	5/1/10	5,160	5,397
Wisconsin GO	5.000%	5/1/12 (1)	15,775	16,846
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health) ARS	3.650%	11/13/06	6,725	6,725
Wisconsin Health & Educ. Fac. Auth. Rev.
(Milwaukee Institute) PUT	5.000%	1/1/10 LOC	3,185	3,290
				64,499

65

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Multiple States (0.1%)
[1] Tax Exempt Muni. Infrastructure
Improvement Trust TOB	4.220%	11/2/10 LOC	5,000	5,054
Total Municipal Bonds (Cost $6,656,632)				6,641,454
			Shares
Temporary Cash Investment (0.6%)
[4] Vanguard Municipal Cash Management Fund, 3.522%
(Cost $39,709)			39,709,094	39,709
Total Investments (100.2%)
(Cost $6,696,341)				6,681,163
Other Assets and Liabilities (–0.2%)
Other Assets—Note B				102,592
Liabilities				(118,391)
				(15,799)
Net Assets (100%)				6,665,364

At October 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	6,754,633
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(74,587)
Unrealized Appreciation (Depreciation)
Investment Securities	(15,178)
Futures Contracts	496
Net Assets	6,665,364

Investor Shares—Net Assets
Applicable to 184,977,274 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,983,405
Net Asset Value Per Share—Investor Shares	$10.72

Admiral Shares—Net Assets
Applicable to 436,650,982 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,681,959
Net Asset Value Per Share—Admiral Shares	$10.72

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of these securities was $205,654,000, representing 3.1% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2006.
3	Securities with a value of $1,575,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

66

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (97.3%)
Alabama (0.3%)
Alabama GO	5.250%	6/1/12	5,105	5,464
Alabama GO	5.250%	6/1/13	5,105	5,462
Alabama GO	5.250%	6/1/14	5,155	5,508
Alabama GO	5.250%	6/1/15	3,455	3,679
Courtland AL Dev. Board Pollution Control Rev.
(International Paper Co.)	5.000%	6/1/25	5,000	5,144
Jefferson County AL Sewer Rev.
(Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	16,124
				41,381
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (1)	5,395	6,456
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	6,000	6,452
North Slope Borough AK GO	0.000%	6/30/10 (1)	8,000	6,974
				19,882
Arizona (1.3%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,413
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,955
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	11,030	11,942
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (1)	10,000	10,596
Arizona Transp. Board Highway Rev.	6.000%	7/1/10	25,000	27,078
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	11,960	13,057
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,308
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,422
Arizona Transp. Board Highway Rev.	5.000%	7/1/22	8,630	9,212
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,704
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,124
Maricopa County AZ USD	0.000%	1/1/07 (3)	6,000	5,965
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/09 (4)	4,795	4,967
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/10 (4)	2,500	2,580
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/11 (4)	3,000	3,096
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/12 (3)	9,645	10,357
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/13 (3)	5,000	5,367
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/14 (3)	6,820	7,310
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/14 (3)	4,215	4,606
Phoenix AZ GO	7.500%	7/1/08	5,000	5,314
Phoenix AZ Highway Rev. GO	9.250%	7/1/07	4,000	4,148
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/24	4,000	4,298
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/26	7,350	7,879
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/27	7,780	8,334
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/28	6,210	6,642
Tucson AZ GO	7.375%	7/1/13	4,500	5,478
				189,152
California (11.1%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	28,000	30,155
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	29,930	32,161
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	17,000	18,212

67

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Dept. of Veteran Affairs Rev.	5.450%	12/1/19 (2)	1,380	1,398
California GO	5.700%	8/1/07	1,000	1,005
California GO	5.750%	8/1/08 (3)	855	859
California GO	6.300%	9/1/10	4,000	4,386
California GO	5.250%	10/1/13 (1)	6,115	6,745
California GO	5.250%	2/1/14	20,000	21,858
California GO	5.250%	11/1/14	10,000	10,950
California GO	5.000%	3/1/15	11,910	12,926
California GO	5.250%	11/1/15	10,225	11,162
California GO	6.000%	4/1/18	11,980	14,255
California GO	5.000%	12/1/18	8,665	9,280
California GO	5.000%	3/1/22 (2)	10,000	10,702
California GO	5.000%	3/1/23	38,920	41,313
California GO	5.000%	3/1/23	35,495	37,893
California GO	5.000%	6/1/23 (2)	10,000	10,649
California GO	5.125%	11/1/23	7,000	7,463
California GO	5.000%	3/1/24	30,390	32,394
California GO	5.000%	3/1/25	14,125	15,034
California GO	5.000%	8/1/26	9,000	9,542
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/07 (1)	4,155	4,222
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,517
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,317
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,416
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,499
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/11	6,500	6,637
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/12	7,990	8,159
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/09	4,555	4,651
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/10	6,635	6,775
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/12	7,895	8,062
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/14	8,370	9,113
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/15	10,105	11,066
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/16	8,750	9,535
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/17	7,085	7,701
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/18	6,500	7,031
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/19	11,820	12,733
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/20	10,000	10,729
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/21	15,230	16,296
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/22	15,985	17,044
68

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/23	11,465	12,182
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/24	10,000	10,604
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/25	7,500	7,931
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/26	7,500	7,925
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	37,000	40,769
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	77,880	86,296
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (1)	8,000	8,786
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	15,000	16,985
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	20,000	22,466
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14 (2)	10,000	11,038
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15 (2)	61,875	68,300
California State Econ. Recovery Bonds	5.000%	7/1/15	93,700	102,383
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,423
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09	995	1,020
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	890	920
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/08	73,000	74,388
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	8,750	9,040
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/08	30,000	29,395
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.700%	6/1/09	55,000	56,291
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.900%	7/1/14	23,550	23,278
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/11 (1)	5,660	5,867
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/17 (1)	8,110	8,649
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,842
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,782
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	40,000	41,617
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,900
Long Beach CA Harbor Rev.	5.750%	5/15/13	7,630	8,138
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	21,281
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/11 (2)	5,865	6,317
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/12 (2)	6,190	6,738
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/13 (2)	6,535	7,100
Los Angeles CA USD GO	5.250%	7/1/20 (4)	10,105	11,135
Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	50,043
Los Angeles CA USD GO	5.000%	7/1/24 (1)	19,915	21,300
Los Angeles County CA Transp. Comm.
Sales Tax Rev.	6.500%	7/1/10 (4)	51,070	54,573
Northern California Power Agency
(Hydroelectric Project)	6.250%	7/1/07 (1)	6,685	6,802

69

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	11,775	12,652
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/22 (2)	7,015	7,511
Port of Oakland CA Rev.	5.250%	11/1/06 (3)	6,700	6,700
Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,817
San Bernardino County CA Medical Center COP	7.000%	8/1/08 (1)	9,045	9,566
San Bernardino County CA Medical Center COP	7.000%	8/1/09 (1)	9,705	10,571
San Bernardino County CA Medical Center COP	7.000%	8/1/10 (1)	10,525	11,768
San Diego CA USD GO	5.500%	7/1/24 (4)	6,620	7,795
San Diego CA USD GO	5.500%	7/1/25 (4)	14,680	17,363
San Diego CA USD GO	5.500%	7/1/26 (4)	23,990	28,493
San Diego CA USD GO	5.500%	7/1/27 (4)	17,695	21,152
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/11 (1)	4,215	4,521
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/12 (1)	4,930	5,248
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/13 (1)	5,115	5,445
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/14 (1)	5,565	5,925
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/15 (1)	5,880	6,292
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/16 (1)	6,215	6,638
Univ. of California Rev.	5.000%	5/15/33 (2)	20,000	20,953
				1,594,759
Colorado (3.0%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	18,935	20,569
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,726
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,863
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	10,000	10,863
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,185	6,745
[1] Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	25,185	27,463
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	20,795	22,676
Colorado Dept. of Transp. Rev.	5.375%	6/15/12 (Prere.)	8,500	9,332
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (1)	11,780	12,904
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (1)	14,500	16,075
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,500	5,926
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,185	5,587
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/09 (1)	2,965	3,065
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/10 (1)	1,740	1,796
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/11 (1)	3,415	3,521
Colorado Springs CO Util. System Rev.	5.000%	11/15/09	5,000	5,205
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,638
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,730
Denver CO City & County Airport Rev.	5.500%	11/15/10 (3)	10,000	10,659
Denver CO City & County Airport Rev.	5.500%	11/15/11 (3)	15,070	16,251
Denver CO City & County Airport Rev.	6.000%	11/15/11 (2)	14,895	16,130
Denver CO City & County Airport Rev.	5.625%	11/15/12 (3)	6,000	6,473
Denver CO City & County Airport Rev.	6.000%	11/15/12 (2)	10,460	11,285
Denver CO City & County Airport Rev.	5.500%	11/15/13 (3)	15,085	16,165
Denver CO City & County Airport Rev.	5.500%	11/15/14 (3)	35,820	38,334
Denver CO City & County Airport Rev.	5.500%	11/15/15 (3)	23,520	25,282
Denver CO City & County Airport Rev.	5.500%	11/15/16 (3)	10,000	10,697

70

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14	7,065	7,625
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)(Prere.)	8,100	6,359
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)	8,000	6,666
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (1)(ETM)	6,600	5,510
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (1)	24,490	15,678
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	15,100	8,791
Northern Colorado Water Conservation Dist. Rev.	6.350%	12/1/07 (2)	4,155	4,247
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (3)	6,605	7,101
				424,937
Connecticut (1.3%)
Connecticut GO	5.300%	11/15/06	1,290	1,291
Connecticut GO	5.400%	11/15/07	685	686
Connecticut GO	5.000%	4/15/08	4,510	4,606
Connecticut GO	5.250%	6/15/08	7,000	7,192
Connecticut GO	5.000%	4/15/09	6,810	7,048
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,578
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,375
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	27,143
Connecticut GO	5.500%	11/15/11 (4)	21,215	23,129
Connecticut GO	5.500%	12/15/11 (1)	9,000	9,824
Connecticut GO	5.125%	11/15/13	5,675	6,065
Connecticut GO	5.125%	11/15/13	19,000	20,306
Connecticut GO	5.500%	12/15/13	4,705	5,256
Connecticut GO	5.500%	12/15/14	8,700	9,816
[2] Connecticut GO	5.000%	12/15/15	9,345	10,253
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	7.125%	6/1/10	12,000	13,208
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,539
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,764
				186,079
District of Columbia (1.0%)
District of Columbia GO	5.300%	6/1/07 (2)(Prere.)	4,600	4,737
District of Columbia GO	5.375%	6/1/07 (2)(Prere.)	5,255	5,414
District of Columbia GO	5.500%	6/1/07 (4)(ETM)	1,265	1,279
District of Columbia GO	5.500%	6/1/07 (4)	2,195	2,219
District of Columbia GO	5.500%	6/1/07 (2)(Prere.)	5,750	5,928
District of Columbia GO	5.750%	6/1/07 (2)	340	341
District of Columbia GO	5.200%	6/1/08 (2)	4,390	4,496
District of Columbia GO	5.250%	6/1/08 (1)	7,855	8,057
District of Columbia GO	5.250%	6/1/08 (1)(ETM)	2,145	2,201
District of Columbia GO	5.500%	6/1/08 (4)(ETM)	1,275	1,313
District of Columbia GO	5.500%	6/1/08 (4)	3,725	3,835
District of Columbia GO	5.500%	6/1/09 (4)(Prere.)	1,890	1,998
District of Columbia GO	5.500%	6/1/10 (4)	15,000	15,950
District of Columbia GO	5.500%	6/1/10 (2)	10,490	11,154
District of Columbia GO	5.750%	6/1/10 (1)	15,465	16,568
District of Columbia GO	6.000%	6/1/11 (1)	6,550	7,197
District of Columbia GO	5.500%	6/1/12 (4)	4,630	4,872
District of Columbia GO	0.000%	6/1/13 (1)	10,945	8,489
District of Columbia GO	0.000%	6/1/14 (1)	16,650	12,379
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/07 (1)(ETM)	2,985	3,040
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/08 (1)(ETM)	3,160	3,290

71

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/10 (1)(ETM)	2,555	2,765
District of Columbia Hosp. Rev.
(Medlantic Health Group)	6.000%	8/15/12 (1)(ETM)	2,995	3,352
District of Columbia Water & Sewer Auth.
Public Util. Rev.	5.500%	10/1/23 (4)	15,115	17,527
				148,401
Florida (4.1%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/09	15,885	16,529
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/09	2,000	2,081
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/10	21,330	22,177
Broward County FL School Board COP	5.250%	7/1/20 (1)	4,155	4,497
Florida Board of Educ. Capital Outlay	5.250%	1/1/08 (Prere.)	15,775	16,235
Florida Board of Educ. Capital Outlay	5.000%	6/1/08	5,000	5,113
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	4,530	4,937
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,200
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,427
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,476
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,469
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (3)	5,800	6,003
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11 (3)	10,840	11,221
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12 (3)	11,410	11,811
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (3)	7,150	7,800
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (3)	7,860	8,675
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,822
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (1)	6,000	6,515
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (3)	3,700	4,030
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (1)	10,240	11,112
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (3)	5,000	5,325
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (3)	6,000	6,551
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,845	13,957
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	13,390	14,498
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	12,090
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/09 (4)	18,580	19,264
Florida Dept. of Environmental
Protection & Preservation Rev.	5.000%	7/1/09 (1)	14,330	14,857
Florida Dept. of Environmental
Protection & Preservation Rev.	5.750%	7/1/10 (3)	3,615	3,881
Florida Dept. of Environmental
Protection & Preservation Rev.	5.375%	7/1/13 (1)	7,645	8,389
Florida Dept. of Environmental
Protection & Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,206
Florida Dept. of Transp.	5.250%	7/1/15	4,000	4,195
Florida Division Board Financial
Dept. of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,859
Florida Hurricane Catastrophe
Fund Finance Corp. Rev.	5.250%	7/1/12	8,000	8,654
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,286
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (3)	2,185	2,262
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,356
Florida Turnpike Auth. Rev.	5.000%	7/1/16 (4)	10,000	10,800

72

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,425	4,820
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	4,645	5,047
Florida Turnpike Auth. Rev.	5.000%	7/1/25 (2)	5,885	6,314
Greater Orlando Aviation Auth.
Orlando FL Airport Fac. Rev.	5.250%	10/1/11 (3)	10,415	10,868
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20	1,000	1,054
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/20	1,000	1,057
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21	1,000	1,055
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/21	1,100	1,161
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22	1,000	1,053
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/22	1,000	1,053
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23	1,500	1,572
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/23	500	526
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/27	10,000	10,443
Hillsborough County FL School Board COP	5.500%	7/1/14 (1)	4,370	4,878
Hillsborough County FL Util. Rev.	5.500%	8/1/13 (2)	10,000	11,102
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/19 (1)	5,000	5,385
Jacksonville FL Electric Auth. Rev.
(St. John’s River Power Park)	5.000%	10/1/20 (1)	5,000	5,373
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (3)	3,045	3,384
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,266
Miami-Dade County FL School Board COP	5.250%	8/1/09 (2)	11,320	11,733
Miami-Dade County FL School Board COP	5.250%	8/1/10 (2)	12,140	12,571
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,531
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	3,155	3,381
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,675
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,359
Orange County FL School Board COP	5.000%	8/1/23 (3)	9,000	9,615
Orange County FL School Board COP	5.000%	8/1/24 (3)	4,000	4,267
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	13,423
Orange County FL Tourist Dev. Rev.	5.000%	10/1/28 (2)	13,125	13,939
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,366
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	10,000	10,973
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	5,000	5,537
[2] South Florida Water Management Dist.	5.000%	10/1/13 (2)	5,000	5,392
[2] South Florida Water Management Dist.	5.000%	10/1/14 (2)	9,460	10,273
[2] South Florida Water Management Dist.	5.000%	10/1/15 (2)	5,800	6,334
[2] South Florida Water Management Dist.	5.000%	10/1/16 (2)	3,000	3,286
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.250%	12/1/20	10,000	10,738
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.250%	11/15/11 (1)	3,000	3,147
Tampa-Hillsborough County FL
Expressway Auth. Rev.	5.000%	7/1/24 (2)	15,350	16,468
				591,979

73

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (4.3%)
Atlanta GA Airport Fac. Rev.	0.000%	1/1/10 (1)	32,540	27,265
Atlanta GA Airport Fac. Rev.	6.000%	1/1/11 (3)	7,000	7,526
Atlanta GA Airport Fac. Rev.	6.125%	1/1/12 (3)	7,500	8,040
Atlanta GA Airport Fac. Rev.	6.250%	1/1/14 (3)	5,000	5,371
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	11,930	12,771
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (3)	5,000	5,342
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	9,000	9,425
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (3)	10,000	10,642
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (3)	10,000	10,778
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	10,000	12,178
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26 (4)	15,460	18,919
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	6,635	8,177
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/28 (4)	7,500	9,282
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/08	37,375	37,820
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/24	9,000	10,366
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/25	17,590	20,335
DeKalb County GA Water & Sewer Rev.	5.250%	10/1/26	21,310	24,750
Fulton County GA COP	5.750%	11/1/11 (2)	6,000	6,519
Fulton County GA COP	6.000%	11/1/12 (2)	5,985	6,558
Fulton County GA COP	6.000%	11/1/13 (2)	6,325	6,928
Fulton County GA COP	6.000%	11/1/14 (2)	4,675	5,115
Fulton County GA School Dist. GO	6.375%	5/1/10	15,000	15,795
Georgia GO	7.000%	11/1/06	16,780	16,780
Georgia GO	6.250%	8/1/07	5,500	5,610
Georgia GO	6.750%	8/1/07	6,100	6,244
Georgia GO	7.400%	8/1/07	10,875	11,181
Georgia GO	7.400%	8/1/07 (ETM)	325	334
Georgia GO	7.000%	11/1/07	17,960	18,563
Georgia GO	7.400%	8/1/08	5,730	6,099
Georgia GO	7.400%	8/1/08 (ETM)	170	181
Georgia GO	7.100%	9/1/09	7,900	8,644
Georgia GO	7.450%	1/1/10	4,000	4,457
Georgia GO	6.250%	8/1/10	7,800	8,536
Georgia GO	6.750%	9/1/10	8,000	8,906
Georgia GO	5.700%	7/1/11	4,470	4,888
Georgia GO	5.750%	9/1/11	2,500	2,747
[2] Georgia GO	5.000%	10/1/11	18,810	20,099
[2] Georgia GO	5.000%	11/1/11 (Prere.)	15,570	16,654
[2] Georgia GO	5.000%	11/1/11 (Prere.)	16,500	17,649
[2] Georgia GO	5.250%	12/1/11	18,320	19,826
Georgia GO	5.400%	4/1/13	7,525	8,315
[2] Georgia GO	5.000%	10/1/13	21,050	22,908
Georgia GO	5.000%	10/1/14	20,250	22,195
[2] Georgia GO	5.000%	10/1/16	24,560	27,243
Georgia GO	5.000%	9/1/19	7,580	8,258
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/21	14,250	15,210
Georgia Road & Tollway Auth. Rev.	5.000%	10/1/22	10,355	11,052
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/14	9,385	10,178
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,498

74

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia Road & Tollway Auth. Rev.
(Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,759
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.)	6.650%	1/1/08 (1)	9,220	9,538
				611,454
Hawaii (1.8%)
Hawaii Airport System Rev.	5.750%	7/1/10 (3)	10,780	11,508
Hawaii Airport System Rev.	6.375%	7/1/12 (3)	9,140	9,995
Hawaii Airport System Rev.	6.900%	7/1/12 (ETM)	20,195	22,284
Hawaii Airport System Rev.	5.750%	7/1/13 (3)	23,000	24,727
Hawaii Airport System Rev.	5.750%	7/1/14 (3)	12,510	13,516
Hawaii Airport System Rev.	5.750%	7/1/15 (3)	19,450	20,962
Hawaii GO	5.625%	9/1/09 (4)(Prere.)	3,510	3,737
Hawaii GO	6.000%	12/1/09 (3)	3,550	3,800
Hawaii GO	5.750%	10/1/10 (1)(Prere.)	115	124
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,000	2,167
Hawaii GO	6.000%	11/1/10 (4)	10,000	10,888
Hawaii GO	5.750%	10/1/11 (1)	2,095	2,258
Hawaii GO	5.375%	8/1/12 (3)	14,200	15,310
Hawaii GO	5.375%	8/1/12 (3)	14,490	15,596
Hawaii GO	5.625%	9/1/12 (4)	1,490	1,582
Hawaii GO	5.750%	10/1/12 (1)	2,130	2,293
Hawaii GO	5.375%	8/1/13 (3)	16,595	17,832
Hawaii GO	5.375%	8/1/13 (3)	14,700	15,796
Hawaii GO	5.375%	8/1/14 (3)	17,985	19,298
Hawaii GO	5.375%	8/1/14 (3)	11,650	12,501
Hawaii GO	5.750%	2/1/15 (4)	5,000	5,714
Hawaii GO	5.000%	10/1/22 (1)	7,000	7,466
Hawaii GO	5.000%	10/1/23 (1)	5,000	5,319
Honolulu HI City & County GO	6.000%	1/1/08	5	5
Honolulu HI City & County GO	8.000%	10/1/09 (ETM)	3,620	4,058
Honolulu HI City & County GO	5.000%	7/1/23 (1)	10,000	10,680
				259,416
Illinois (3.1%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	26,000	21,383
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (3)	32,670	25,808
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	14,607
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	7,780
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	15,715	17,099
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	6,028
Chicago IL Metro. Water Reclamation Dist. GO	5.900%	12/1/06	4,450	4,458
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09	3,000	3,215
Chicago IL O’Hare International Airport Rev.	5.500%	1/1/09 (2)	15,890	16,469
Chicago IL O’Hare International Airport Rev.	5.500%	1/1/14 (2)	13,540	14,307
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,482
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,176
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,912
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,391
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	5,453
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	5,277
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison)	4.400%	12/1/06 (2)	25,000	25,015
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/07	10,000	10,043

75

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.050%	1/1/10	9,750	9,978
Illinois GO	5.000%	10/1/10	9,000	9,458
Illinois GO	5.375%	7/1/12 (1)(Prere.)	5,500	5,996
Illinois GO	5.250%	10/1/12	14,000	15,170
Illinois GO	5.500%	8/1/13 (1)	14,005	15,522
Illinois GO	5.375%	7/1/14 (1)	5,000	5,428
Illinois GO	5.250%	10/1/14	40,000	43,688
Illinois GO	5.500%	8/1/17 (1)	7,500	8,185
Illinois GO	5.500%	8/1/18 (1)	6,000	6,541
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/10 (1)	5,000	5,162
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/11 (1)	4,000	4,126
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/12 (1)	4,280	4,415
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	5,895	6,377
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/08 (2)	945	1,022
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	1,030	1,164
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09 (2)	3,225	3,645
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,250	4,615
Illinois Sales Tax Rev.	6.125%	6/15/14	6,850	7,412
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	6.750%	6/1/10 (2)	25,000	27,002
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/16 (1)	8,330	5,535
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/19 (3)	39,340	23,222
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/23 (1)	32,515	15,511
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/24 (1)	15,895	7,236
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (1)	15,270	10,466
				437,779
Indiana (0.0%)
Indiana Muni. Power Agency Rev.	5.875%	1/1/10 (1)	4,500	4,802

Kentucky (0.7%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	3,500	3,778
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,135	6,622
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	9,725	10,437
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	11,815	12,680
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (1)(Prere.)	5,000	5,406
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	10,972
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	29,444
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	16,515
Louisville & Jefferson County KY Metro.
Sewer Dist. VRDO	3.550%	11/7/06 (4)	905	905
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.750%	7/1/12 (4)	4,495	4,878
Louisville & Jefferson County KY
Regional Airport Auth. Airport System Rev.	5.750%	7/1/13 (4)	4,755	5,152
				106,789

76

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana (1.6%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (3)	6,200	6,777
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/30 (3)	46,465	49,133
Louisiana GO	5.250%	4/15/08 (4)(Prere.)	11,395	11,779
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	17,865	19,324
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	18,825	20,363
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	8,500	9,194
Louisiana GO	5.500%	5/15/12 (3)	12,660	13,555
Louisiana GO	5.500%	5/15/13 (3)	5,345	5,720
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,538
Louisiana GO	5.000%	5/1/23 (4)	32,565	34,958
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)	5.375%	7/1/08 (1)(Prere.)	4,990	5,182
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/21 (2)	20,000	21,512
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/22 (2)	14,160	15,196
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/23 (2)	10,000	10,699
				233,930
Maryland (0.4%)
Maryland GO	5.500%	7/15/09	16,490	17,338
Maryland GO	5.500%	3/1/16	8,035	9,199
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Lifebridge Health)	5.000%	7/1/15	3,915	4,171
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Lifebridge Health)	5.000%	7/1/16	2,980	3,167
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	4,000	4,448
Montgomery County MD GO	5.000%	11/1/10	9,770	10,313
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/13	7,800	8,459
				57,095
Massachusetts (8.2%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	5,785	6,289
Chelsea MA GO	5.500%	6/15/09 (2)	3,000	3,148
Chelsea MA GO	5.500%	6/15/11 (2)	5,000	5,192
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,192
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21	6,840	7,970
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	13,000	14,454
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23	10,000	11,143
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/24	10,000	11,150
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	10,525	12,393
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (1)	5,000	5,887
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/28	10,000	11,640
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/29	5,000	5,835
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30	8,500	9,943
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (1)	16,670	18,221
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (1)	7,340	8,016
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (1)	8,310	9,075
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (1)	3,500	3,826
Massachusetts GAN	5.125%	6/15/10	10,755	11,166
Massachusetts GAN	5.250%	6/15/10	23,675	24,640

77

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GAN	5.125%	12/15/10	5,000	5,191
Massachusetts GAN	5.250%	12/15/10	26,275	27,357
Massachusetts GAN	5.125%	6/15/11	8,555	8,884
Massachusetts GAN	5.250%	6/15/11	15,000	15,618
Massachusetts GAN	5.250%	12/15/11	14,820	15,430
Massachusetts GAN	5.750%	12/15/11	20,000	21,601
Massachusetts GAN	5.750%	6/15/12	11,280	12,165
Massachusetts GAN	5.125%	12/15/12	5,000	5,192
Massachusetts GAN	5.125%	6/15/13	5,000	5,191
Massachusetts GAN	5.750%	6/15/13	10,000	10,781
Massachusetts GO	5.125%	11/1/06 (Prere.)	10,500	10,605
Massachusetts GO	6.000%	2/1/10 (Prere.)	5,450	5,894
Massachusetts GO	5.750%	6/1/10 (Prere.)	10,000	10,731
Massachusetts GO	5.500%	11/1/16	25,000	28,342
Massachusetts GO	5.500%	11/1/16 (2)	50,000	56,941
Massachusetts GO	5.500%	11/1/16 (1)	75,000	85,412
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,043
Massachusetts GO	5.500%	11/1/17 (1)	20,000	22,981
Massachusetts GO	5.500%	10/1/18	10,000	11,482
Massachusetts GO	5.250%	8/1/21	10,000	11,346
Massachusetts GO	5.250%	8/1/21 (2)	19,985	22,819
Massachusetts GO	5.250%	8/1/22	20,000	22,773
Massachusetts GO	5.250%	8/1/23	20,000	22,818
Massachusetts GO	5.500%	8/1/30 (2)	25,020	30,260
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/09 (1)	4,215	4,358
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/10 (1)	4,440	4,589
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/11 (1)	4,670	4,820
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/12 (1)	1,850	1,909
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	10,000	11,130
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,882
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,757
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/12 (1)	22,865	24,673
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/13 (1)	20,000	21,659
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	44,175
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,273
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,519
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (3)	5,000	5,659
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (3)	32,360	38,523
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (3)	11,075	13,307
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,360	2,443
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/08 (Prere.)	2,565	2,655
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09	435	451
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,251
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	970	1,041
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,165	1,250

78

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	1,510	1,620
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	3,835	4,103
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	6,949
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	860
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11	3,180	3,403
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	306
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12	4,945	5,292
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13	3,835	4,103
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	145
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	27,360	31,260
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	7,941
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	11,805	13,522
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	30,220	33,221
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	37,515	45,168
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	11,135	12,192
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22 (2)	27,710	30,259
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23 (2)	29,865	32,495
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24 (2)	19,920	21,616
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25 (2)	6,380	6,917
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26 (2)	6,710	7,262
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	13,025	13,883
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	27,711
				1,178,589
Michigan (2.6%)
Detroit MI Sewer System Rev.	0.000%	7/1/16 (3)	7,500	5,078
Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	31,165	33,200
Detroit MI Water Supply System	5.000%	7/1/19 (1)	5,000	5,404
Detroit MI Water Supply System	5.000%	7/1/20 (4)	8,535	9,206
Detroit MI Water Supply System	5.000%	7/1/20 (1)	7,665	8,268
Detroit MI Water Supply System	5.000%	7/1/22 (1)	4,000	4,291
Detroit MI Water Supply System	5.000%	7/1/23 (1)	4,000	4,278
Detroit MI Water Supply System	5.000%	7/1/24 (4)	27,425	29,264
Detroit MI Water Supply System	5.000%	7/1/25 (4)	9,955	10,614
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/06 (2)	10,175	10,206
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/06 (2)	13,500	13,541
Michigan Building Auth. Rev.	5.375%	10/15/07 (Prere.)	5,880	6,038
Michigan Building Auth. Rev.	6.000%	10/15/07 (ETM)	9,000	9,206
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,535
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	9,178
Michigan Building Auth. Rev.	5.500%	10/15/12	6,695	7,242
Michigan Building Auth. Rev.	5.250%	10/15/13	2,500	2,608
Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	13,158
Michigan Building Auth. Rev.	5.500%	10/15/13	6,000	6,488
Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,418
Michigan Building Auth. Rev.	5.500%	10/15/14	10,000	10,799
Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	24,561
Michigan Building Auth. Rev.	5.500%	10/15/15	5,000	5,399
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,848
Michigan GO	5.500%	11/1/09 (Prere.)	5,120	5,403
Michigan GO	5.500%	11/1/09 (Prere.)	5,395	5,693
Michigan GO	5.500%	12/1/13	6,125	6,827
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.500%	10/1/07 (ETM)	3,910	3,978
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	10,840	11,277

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,166
Michigan Hosp. Finance Auth. Rev.
(Sparrow Obligated Group)	5.000%	11/15/26 (1)	13,115	13,842
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.750%	10/1/10 (Prere.)	10,390	11,305
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	10,740	11,733
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,680	8,390
Wayne Charter County MI Airport Rev.	5.250%	12/1/10 (1)	12,000	12,466
Wayne Charter County MI Airport Rev.	5.250%	12/1/12 (1)	15,270	15,813
				371,721
Minnesota (2.3%)
Minnesota GO	5.000%	8/1/08	12,965	13,296
[2] Minnesota GO	5.000%	11/1/09	21,000	21,890
Minnesota GO	5.000%	10/1/10	28,175	29,698
Minnesota GO	5.000%	11/1/10	27,915	29,455
[2] Minnesota GO	5.000%	10/1/11	26,795	28,632
Minnesota GO	5.000%	10/1/12	28,800	31,018
Minnesota GO	5.000%	11/1/12	21,920	23,628
Minnesota GO	5.000%	8/1/13	5,780	6,282
Minnesota GO	5.000%	10/1/13	35,445	38,492
Minnesota GO	5.000%	11/1/13	28,270	30,724
[2] Minnesota GO	5.000%	11/1/14	19,775	21,700
[2] Minnesota GO	5.000%	11/1/15	19,775	21,841
Minnesota GO	5.000%	11/1/16	19,735	21,897
Northern Minnesota Muni. Power Agency
Electric System Rev.	5.250%	1/1/12 (4)	6,000	6,314
Western Minnesota Muni. Power Agency	5.375%	1/1/08 (2)	5,645	5,754
				330,621
Mississippi (0.6%)
Mississippi GO	6.000%	12/1/06	6,380	6,393
Mississippi GO	6.000%	11/1/09 (Prere.)	9,725	10,397
Mississippi GO	6.000%	11/1/09 (Prere.)	9,225	9,863
Mississippi GO	5.750%	11/1/10 (Prere.)	5,540	5,989
Mississippi GO	5.750%	11/1/10 (Prere.)	4,665	5,043
Mississippi GO	5.750%	11/1/10 (Prere.)	7,860	8,497
Mississippi GO	5.750%	11/1/10 (Prere.)	4,825	5,216
Mississippi GO	5.750%	11/1/10 (Prere.)	5,205	5,627
Mississippi GO	5.750%	12/1/11	6,000	6,583
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,489
Mississippi GO	5.500%	12/1/16	8,435	9,620
Mississippi GO	5.500%	12/1/17	4,000	4,588
Mississippi GO	5.250%	11/1/22	8,245	9,423
				92,728
Missouri (1.6%)
Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09	10,640	11,152
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,588
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,817
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,638

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,866
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,780	4,077
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/13	3,000	3,240
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/14	3,430	3,700
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/16	2,000	2,159
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/17	11,410	12,229
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/22	18,735	20,265
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	22,355	24,089
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24	88,030	94,643
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26	13,000	13,934
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/13 (1)	11,560	12,510
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/14 (1)	10,260	11,085
				230,992
Montana (0.1%)
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/09 (1)	3,330	3,434
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/10 (1)	2,445	2,524
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/11 (1)	4,980	5,134
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/12 (1)	2,725	2,809
				13,901
Nebraska (0.5%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	3,980	4,096
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	41,000	42,191
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	1,825	1,878
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	6,130	6,308
Nebraska Public Power Dist. Rev.	5.250%	1/1/10 (1)	5,360	5,508
Nebraska Public Power Dist. Rev.	5.250%	1/1/11 (1)	2,045	2,102
Nebraska Public Power Dist. Rev.	5.250%	1/1/12 (1)	1,020	1,048
Nebraska Public Power Dist. Rev.	5.250%	1/1/13 (1)	10,565	10,857
				73,988
Nevada (1.6%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10 (1)	8,470	8,762
Clark County NV Airport Improvement Rev.	5.250%	7/1/12 (1)	4,225	4,363
Clark County NV GO	5.500%	12/1/06 (3)(Prere.)	6,365	6,439
Clark County NV GO	5.600%	12/1/06 (3)(Prere.)	7,175	7,259
Clark County NV GO	5.625%	12/1/06 (3)(Prere.)	7,450	7,537
Clark County NV GO	8.000%	6/1/08 (2)	5,285	5,636
Clark County NV GO	8.000%	6/1/08 (2)	4,590	4,895
Clark County NV GO	7.500%	6/1/09 (2)	1,115	1,220
Clark County NV GO	7.500%	6/1/09 (2)	5,710	6,247
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/10 (1)	6,435	6,669
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/11 (1)	9,445	9,790
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/12 (1)	8,295	8,598
Clark County NV School Dist. GO	5.500%	6/15/07 (3)(Prere.)	16,325	16,681
Clark County NV School Dist. GO	5.625%	6/15/07 (3)(Prere.)	10,000	10,226
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	28,385	30,931
Clark County NV School Dist. GO	5.375%	6/15/12 (1)(Prere.)	29,765	32,434
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	5,000	5,418

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	5,000	5,354
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09 (2)(Prere.)	4,500	4,819
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,685
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20 (3)	5,660	6,072
Nevada GO	6.000%	5/15/10	6,680	7,194
Nevada GO	5.250%	5/15/11	6,000	6,143
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,757
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13 (4)	4,790	5,167
				224,296
New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/21	25,800	26,788
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/21 (2)	21,600	22,708
New Hampshire IDA	5.900%	8/1/18	7,000	7,308
				56,804
New Jersey (7.7%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,000	7,042
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	3,500	4,141
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30 (1)	10,000	12,001
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	140,220	173,078
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09	4,000	4,299
New Jersey Econ. Dev. Auth. Market
Transition Fac. Rev.	5.000%	7/1/08 (1)	17,000	17,397
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	25,000	26,039
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	14,759
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	12,719
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (1)	81,630	95,969
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	60,000	70,717
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	21,463
New Jersey GO	5.500%	8/1/11	3,500	3,789
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,618
New Jersey GO	5.250%	7/1/15 (4)	50,000	55,660
New Jersey GO	5.250%	7/15/15 (2)	9,000	10,022
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/10 (1)	8,050	8,399
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/11 (1)	8,230	8,572
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/12 (1)	2,000	2,077
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/14 (1)	2,850	2,957
New Jersey Transp. Corp. COP	5.500%	9/15/10 (2)	12,500	13,330
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)	15,000	15,849
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	25,000	26,926
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	28,470	30,663
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	11,056
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	5,000	5,621
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)	12,490	13,991
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (1)(ETM)	7,510	8,440
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	10,280	11,445
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	30,000	33,398
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	19,720	21,954
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	20,000	22,266

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)(ETM)	7,510	8,787
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (1)	12,490	14,572
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	16,400	18,132
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (3)	83,500	97,304
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	25,000	30,210
New Jersey Turnpike Auth. Rev.	6.500%	1/1/09 (2)(ETM)	23,200	24,609
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	3,440	3,653
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	12,775	13,566
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(ETM)	7,475	7,965
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)	27,745	29,539
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	5,000	5,919
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	10,000	11,574
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	12,035	14,012
New Jersey Turnpike Auth. Rev.	5.250%	1/1/28 (4)	12,000	13,996
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	5,000	5,848
New Jersey Turnpike Auth. Rev. VRDO	3.500%	11/7/06 (4)	7,000	7,000
Rutgers State Univ. New Jersey	6.400%	5/1/13	4,675	5,164
				1,105,507
New Mexico (0.9%)
Farmington NM PCR (Southern CA Edison
Four Corners Project) PUT	3.550%	4/1/10 (3)	30,000	29,837
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (1)	30,525	33,260
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	28,000	30,451
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10 (Prere.)	16,310	17,514
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	12,780	13,827
				124,889
New York (8.2%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,893
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	4,228
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,383
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/08 (1)(Prere.)	14,255	14,710
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	6,000	6,341
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/12 (1)	10,940	11,267
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	43,627
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/17 (3)	40,000	43,957
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (1)	27,900	30,537
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20 (1)	10,000	10,875
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (3)	10,000	10,831
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (1)	33,115	35,868
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (1)(Prere.)	8,100	8,661
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.500%	10/1/10 (1)(Prere.)	4,500	4,818
Metro. New York Transp. Auth. Rev.
(Service Contract)	0.000%	7/1/11 (ETM)	21,200	17,940
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	7,745	8,175
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	49,669
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (4)(ETM)	20,000	20,893
Muni. Assistance Corp. for New York City NY	5.000%	7/1/08	10,000	10,244
Muni. Assistance Corp. for New York City NY	6.000%	7/1/08	10,000	10,360
New York City NY GO	5.700%	8/1/07	5,195	5,269
New York City NY GO	5.250%	8/1/10	27,000	28,488
New York City NY GO	5.250%	8/1/11	30,000	32,031
New York City NY GO	5.250%	8/1/13	18,015	19,610
New York City NY GO	5.750%	8/1/13 (2)	8,500	9,432
New York City NY GO	5.750%	8/1/15 (2)	38,000	41,999

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev.	5.375%	6/15/19	7,500	8,140
New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev.	5.000%	6/15/28 (1)	10,000	10,633
New York City NY Muni. Water Finance
Auth. Water & Sewer System Rev.	5.000%	6/15/31	5,000	5,287
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (1)	12,500	13,336
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25 (1)	12,000	12,785
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08 (Prere.)	3,550	3,665
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/08 (Prere.)	6,375	6,581
New York City NY Transitional Finance Auth. Rev.	5.500%	5/15/08 (Prere.)	2,000	2,080
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	4,000	4,194
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	7,570	7,937
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09 (Prere.)	7,245	7,596
New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/09 (3)(Prere.)	5,195	5,447
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	12,585	13,240
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/09 (Prere.)	5,000	5,260
New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/09 (3)(Prere.)	14,740	15,751
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10 (Prere.)	3,500	3,747
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	4,365	4,706
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	5,960	6,426
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	6,000	6,517
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	14,000	15,078
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14	5,000	5,377
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	5,000	5,406
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	2,235	2,349
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	70	74
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/09 (Prere.)	1,170	1,230
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09 (Prere.)	315	330
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/09 (Prere.)	9,685	10,126
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.500%	2/15/10 (Prere.)	1,785	1,911
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.500%	2/15/12	4,160	4,435
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11 (1)(Prere.)	4,090	4,439
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	11,500	12,608
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (1)	14,645	16,039
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11	4,160	4,482
New York State Dormitory Auth. Rev.
(Jewish Medical Center)	5.250%	7/1/10 (1)	4,000	4,139
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/08 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	2/15/11 (1)	7,365	7,616
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/23 (3)	6,415	6,849
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/24 (3)	6,740	7,182
[2] New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/13	2,135	2,317

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[2] New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/14	3,250	3,551
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23	5,000	5,342
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25 (2)	8,740	10,358
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/10 (4)	4,500	4,639
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	6,000	6,193
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (4)	6,285	6,487
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,170
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/08 (1)(Prere.)	14,500	15,067
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/10 (2)	3,920	4,116
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/11 (2)	3,610	3,789
New York State Power Auth. Rev.	5.250%	11/15/17	20,710	22,491
New York State Power Auth. Rev.	5.250%	11/15/18	35,425	38,432
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	21,338
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/07 (2)(Prere.)	10,000	10,271
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	6.250%	4/1/10 (4)(ETM)	6,725	7,320
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/11 (3)	4,000	4,127
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/12 (3)	6,220	6,417
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/12 (1)	20,000	21,890
New York State Thruway Auth. Rev.
(Personal Income Tax)	5.500%	3/15/12 (1)(Prere.)	3,000	3,286
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (1)	23,030	26,938
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.450%	11/15/12	16,000	16,748
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/07	4,900	4,949
Port Auth. of New York & New Jersey Rev.	5.500%	9/15/08 (3)	5,810	5,876
Port Auth. of New York & New Jersey Rev.	5.250%	7/15/10	11,095	11,441
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/15	10,000	10,276
Port Auth. of New York & New Jersey Rev.	5.000%	12/1/29	29,405	31,290
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	10,660	11,802
Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10 (ETM)	55,325	59,383
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12 (ETM)	19,290	20,326
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12 (ETM)	12,000	12,991
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	20,000	21,720
				1,179,450
North Carolina (2.8%)
Cumberland County NC Hosp. Fac. Rev.
(Cape Fear Hosp.)	5.250%	10/1/09 (Prere.)	10,000	10,540
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11	25,000	26,483
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12	14,875	15,928
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	25,000	26,946
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	15,000	16,379
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15	4,000	4,270
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16	3,000	3,206
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17	4,700	5,015
North Carolina GO	5.000%	6/1/09	11,500	11,926

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	6/1/10	13,820	14,512
North Carolina GO	5.250%	6/1/11	10,375	11,133
[2] North Carolina GO	5.000%	4/1/14	22,690	24,764
North Carolina GO	5.000%	3/1/20	20,000	21,496
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/18 (4)	9,675	10,583
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/19 (4)	10,000	10,885
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/21 (4)	10,000	10,825
North Carolina Muni. Power Agency Rev.	5.250%	1/1/09 (1)	8,500	8,800
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,824
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,480
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (1)	69,720	75,069
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (1)	38,600	41,561
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (1)	10,000	10,767
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,594
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,147
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,631
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,346
				396,110
Ohio (2.7%)
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (3)	7,000	8,000
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (3)	5,710	6,547
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (3)	10,000	11,498
Cincinnati OH City School Dist. GO	5.250%	12/1/23 (3)	5,000	5,754
Cincinnati OH City School Dist. GO	5.250%	12/1/24 (3)	10,000	11,528
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	16,170
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,496
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	8,959
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,096
Cleveland OH Airport System Rev.	5.250%	1/1/09 (4)	8,535	8,818
Cleveland OH Airport System Rev.	5.250%	1/1/10 (4)	9,010	9,421
Cleveland OH Airport System Rev.	5.250%	1/1/12 (4)	5,000	5,248
Cleveland OH GO	5.500%	8/1/08 (1)	6,295	6,497
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (3)	7,455	8,047
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (3)	14,065	15,146
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (3)	7,705	8,271
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (3)	7,350	7,871
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	3,255	3,349
Cleveland OH Water Works Rev.	5.250%	1/1/08 (4)(Prere.)	1,160	1,194
Cleveland OH Water Works Rev.	5.250%	1/1/09 (4)	1,340	1,379
Cleveland OH Water Works Rev.	5.250%	1/1/10 (4)	3,745	3,848
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,738
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,594
Columbus OH GO	5.500%	7/1/10	10,380	11,077
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,397
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	3,000	3,101
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,395
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,507

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,329
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30	20,000	20,863
Ohio Building Auth. Rev.
(Administration Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	7,178
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/07 (2)(Prere.)	4,605	4,685
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/07 (2)(Prere.)	5,055	5,151
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/07 (2)(Prere.)	3,710	3,784
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,423
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,248
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,251
Ohio GO	5.625%	5/1/10 (Prere.)	5,065	5,408
Ohio GO	7.625%	8/1/10	3,510	3,997
Ohio GO	5.375%	2/1/11 (Prere.)	5,000	5,355
Ohio GO	5.375%	2/1/11 (Prere.)	5,500	5,890
Ohio GO	5.375%	2/1/11 (Prere.)	7,255	7,770
Ohio GO	5.375%	2/1/11 (Prere.)	3,485	3,732
Ohio GO	5.375%	2/1/11 (Prere.)	7,645	8,187
Ohio GO	5.250%	8/1/13 (4)	12,435	13,645
Ohio GO	5.500%	8/1/13	2,945	3,272
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/07	5,000	5,077
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14	3,710	4,021
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	6,995
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,323
Ohio Housing Finance Agency Mortgage Rev.	5.450%	9/1/31	8,935	9,037
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/32	5,085	5,226
Ohio Infrastructure Improvement GO	5.000%	9/1/24	8,720	9,300
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/21	5,540	6,485
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/21	5,555	6,526
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (3)	2,700	2,935
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (3)	1,000	1,085
				389,124
Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,600	8,430
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	15,070	16,073
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,780
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	21,418
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/28 (2)	17,920	19,059
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/29 (2)	13,930	14,805
Oklahoma Turnpike Auth.	5.500%	1/1/09 (3)	6,000	6,244
				98,809
Oregon (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/09	7,715	8,020
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/10	9,955	10,501
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/12	2,955	3,220
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/13	5,580	6,069
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/14	5,825	6,328

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/15	4,395	4,767
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	3,000	3,175
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	8,715	9,225
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,500	2,646
Oregon State Dept. Administrative Services	5.750%	4/1/10 (4)	7,560	7,998
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.000%	7/1/13 (3)	2,520	2,599
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/14 (2)	5,325	5,578
Portland OR Sewer System Rev.	6.000%	6/1/07 (3)	5,600	5,679
				75,805
Pennsylvania (3.1%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (1)	14,050	15,009
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (1)	10,000	10,668
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.100%	1/1/07	7,955	7,982
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.000%	1/1/09	5,355	5,546
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	3,000	3,522
Pennsylvania GO	6.000%	7/1/08	8,220	8,543
Pennsylvania GO	5.000%	9/15/08	7,150	7,339
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	10,944
Pennsylvania GO	5.000%	7/1/14 (1)	5,850	6,313
Pennsylvania GO	5.375%	7/1/18 (4)	13,000	14,822
Pennsylvania GO	5.000%	1/1/22	37,805	40,771
Pennsylvania GO	5.000%	1/1/23	39,695	42,651
Pennsylvania GO	5.000%	10/1/23	10,900	11,766
Pennsylvania GO	5.000%	1/1/25	23,760	25,435
Pennsylvania Higher Educ. Fac. Auth. Health Services
Rev. (Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/06 (1)	4,375	4,377
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/11 (4)	8,195	8,606
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/12 (4)	2,750	2,883
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/13 (4)	4,000	4,182
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/24	1,750	1,761
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/11 (3)	10,000	10,399
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/12 (3)	6,660	6,926
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/13 (3)	5,000	5,198
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	2,125	2,213
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,267
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	1,905	1,984
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,995
Philadelphia PA Airport Parking Auth.	5.250%	9/1/10 (2)	4,875	4,977
Philadelphia PA Gas Works Rev.	5.500%	7/1/07 (4)	8,025	8,126
Philadelphia PA Gas Works Rev.	5.500%	7/1/09 (4)	10,820	11,128
Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,426
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,121
Philadelphia PA GO	5.125%	5/15/09 (3)	2,000	2,077
Philadelphia PA GO	5.250%	3/15/10 (4)	1,755	1,833
Philadelphia PA GO	5.125%	5/15/10 (3)	11,695	12,236

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.250%	3/15/11 (4)	3,610	3,771
Philadelphia PA GO	5.125%	5/15/11 (3)	12,290	12,829
Philadelphia PA GO	5.250%	3/15/12 (4)	3,000	3,133
Philadelphia PA GO	5.125%	5/15/12 (3)	4,975	5,193
Philadelphia PA GO	5.125%	5/15/13 (3)	5,000	5,218
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (3)	4,695	4,840
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	12,045
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,488
Philadelphia PA School Dist. GO	6.250%	9/1/08 (2)	4,000	4,188
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,920	4,074
Philadelphia PA School Dist. GO	6.250%	9/1/09 (2)	2,080	2,227
Philadelphia PA School Dist. GO	5.500%	8/1/12 (3)	10,815	11,831
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	20,088
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	10,000	10,686
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/07 (1)	5,000	5,099
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.850%	12/1/20	4,860	5,271
				440,007
Puerto Rico (2.6%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (1)	35,430	38,475
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (4)	5,000	5,430
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (1)	18,245	19,778
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (1)	24,790	26,816
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	17,800	20,416
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	9,222
Puerto Rico GO	5.500%	7/1/13 (1)	5,000	5,568
Puerto Rico GO	5.500%	7/1/14 (1)	5,000	5,628
Puerto Rico GO	5.250%	7/1/20	14,955	16,039
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (1)	2,835	3,164
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (1)	7,220	8,349
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (1)	5,590	6,657
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,708
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	7,580	8,694
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	4,000	4,286
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,633
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	41,191
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	27,966
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	7,329
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	6,430	7,419
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	25,000	26,806
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	17,110	21,561
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(11)	19,980	25,178
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	25,000	27,039
				375,352
Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	18,465	20,105
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (1)(ETM)	8,385	8,809
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/09 (4)	3,335	3,478
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,172
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,355

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,414
Rhode Island Health & Educ. Building Corp.
Rev. (Hosp. Financing–Lifespan Obligation)	5.000%	5/15/26 (4)	5,000	5,296
				51,629
South Carolina (1.3%)
Berkeley County SC Water & Sewer System Rev.	5.000%	6/1/07 (1)	4,140	4,175
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	10,000	10,739
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	35,513
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	5,330	5,728
Medical Univ. South Carolina Hosp. Auth.
Hosp. Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,778
Piedmont SC Muni. Power Agency Rev.	5.400%	1/1/07 (1)	1,800	1,805
Piedmont SC Muni. Power Agency Rev.	5.400%	1/1/07 (1)(ETM)	1,400	1,404
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (3)	9,950	5,157
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (3)	8,780	4,337
South Carolina GO	5.000%	7/1/08	2,750	2,817
South Carolina GO	5.000%	11/1/15	7,190	7,917
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	10,500	11,401
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	8,026
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	8,530	9,125
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,898
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,515
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	6,245	6,671
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	9,020	9,636
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09 (1)(Prere.)	8,495	9,075
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11 (1)	6,925	7,388
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/28 (2)	10,005	10,518
				179,623
South Dakota (0.0%)
South Dakota Building Auth. Lease Rev.	5.250%	12/1/06 (2)(Prere.)	4,800	4,902

Tennessee (1.8%)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.400%	4/1/11	3,465	3,601
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/12	2,660	2,767
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/13	4,495	4,670
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.625%	4/1/14	2,000	2,084
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.750%	4/1/19	13,000	13,548
Memphis TN Electric System Rev.	5.000%	12/1/09 (1)	60,140	62,646
Memphis TN Electric System Rev.	5.000%	12/1/10 (1)	33,000	34,754
Memphis TN GO	5.000%	11/1/20 (1)	16,000	17,312
Memphis TN GO	5.000%	11/1/21 (1)	5,830	6,294
Memphis TN GO	5.000%	11/1/22 (1)	5,000	5,387
Shelby County TN GO	0.000%	12/1/11	10,000	8,263
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	17,500	18,965
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	33,305	36,925
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	41,070	45,706
				262,922

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (8.9%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,302
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	13,270
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (1)	18,100	14,965
Austin TX Combined Util. System Rev.	5.125%	5/15/14 (4)	28,900	29,316
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (3)	25,215	15,609
Austin TX Combined Util. System Rev.	0.000%	5/15/19 (3)	28,160	16,640
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	10,768
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	58,000	59,063
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	3,105	3,269
Carrollton TX Independent School Dist. GO	6.000%	2/15/09 (Prere.)	2,760	2,906
[2] Dallas TX GO	5.000%	2/15/19	11,675	12,529
Harris County TX Health Fac. Dev. Corp. Medical
Fac. Rev. (Baylor College of Medicine) VRDO	3.550%	11/7/06 (2)	12,500	12,500
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (1)	7,000	3,307
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	10,891
Houston TX Airport System Rev.	5.750%	7/1/11 (4)	6,560	6,973
Houston TX Airport System Rev.	6.000%	7/1/11 (3)	4,200	4,385
Houston TX Airport System Rev.	5.875%	7/1/12 (4)	7,015	7,501
Houston TX Airport System Rev.	6.000%	7/1/12 (3)	4,460	4,656
Houston TX Airport System Rev.	5.875%	7/1/14 (4)	5,000	5,338
Houston TX GO	7.000%	3/1/08	33,840	34,572
Houston TX GO	5.250%	3/1/09 (Prere.)	4,815	4,995
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,226
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	12,328
Houston TX GO	5.250%	3/1/11	1,185	1,223
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,119
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,188
Houston TX GO	5.750%	3/1/13 (4)	375	403
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,768
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,792
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,738
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,324
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	15,116
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,650
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,520
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	6,033
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	8,827
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,371
Houston TX Independent School Dist. GO	0.000%	8/15/15	5,355	3,770
Houston TX Util. System Rev.	5.125%	5/15/28 (1)	15,950	16,951
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,291
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	8,904
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,381

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,835
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	125	134
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	180	193
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	80	86
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	250	269
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	190	204
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	175	188
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (1)(Prere.)	285	306
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	14,195	15,044
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,686
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (1)	3,725	3,989
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (1)	2,810	3,012
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (1)	4,190	4,483
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	5,000	5,303
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	23,995	25,473
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (1)	1,875	2,005
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (1)	2,825	3,019
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19 (1)	2,820	3,011
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (1)	1,920	2,050
North Texas Health Fac. Dev.	5.750%	2/15/10 (1)	4,115	4,292
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07 (Prere.)	610	619
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07 (Prere.)	7,635	7,743
San Antonio TX Electric & Gas Rev.	5.250%	2/1/07 (Prere.)	725	735
San Antonio TX Electric & Gas Rev.	5.600%	2/1/07 (Prere.)	745	756
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	5,910	6,178
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,985	3,121
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	2,110	2,206
San Antonio TX Electric & Gas Rev.	5.250%	2/1/09 (Prere.)	6,140	6,362
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	20,440	21,801
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	12,100	12,906
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	9,200	9,813
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	10,205	10,885
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	13,117
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,319
San Antonio TX Electric & Gas Rev.	5.250%	2/1/12	5,515	5,756
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,882
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,794
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	7,011
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,803
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	5,000	5,425
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	3,890	4,059
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	10,919
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,250	8,072
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16	16,825	18,116
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	7,580	8,158
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	10,000	10,726
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	20,450	21,886
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	23,475
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	17,600	18,635
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	19,500	20,761
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	10,000	10,639
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	39,660	41,964
San Antonio TX Independent School Dist. GO	5.000%	8/15/16	8,460	9,211
Tarrant County TX Health Resources	5.750%	2/15/13 (1)	7,670	7,998

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16	10,360	11,281
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17	10,000	10,859
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/18	10,000	10,834
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	5,950
Texas GO Public Finance Auth.	5.500%	10/1/09	7,000	7,375
Texas GO Public Finance Auth.	5.500%	10/1/12	13,455	14,591
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,785
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	23,247
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	705	612
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,135	9,661
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,815	3,861
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	360	289
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	125	96
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	11,375	8,754
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)(ETM)	125	92
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	5,540	4,080
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	110	78
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	13,140	9,251
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	110	74
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)	22,795	15,313
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	415	268
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	31,295	20,076
Texas State Transp. Comm. First Tier	5.000%	4/1/22	10,000	10,754
Texas State Transp. Comm. First Tier	5.000%	4/1/23	12,500	13,401
Texas State Transp. Comm. First Tier	5.000%	4/1/24	10,000	10,697
Texas State Transp. Comm. First Tier	5.000%	4/1/25	10,000	10,689
Texas State Transp. Comm. First Tier	5.000%	4/1/26	8,000	8,538
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	10,716
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	12,715
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25 (2)	6,555	6,986
Texas TRAN	4.500%	8/31/07	20,000	20,152
Texas Transp. Comm. Mobility Fund	5.000%	4/1/23	10,000	10,765
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	6/1/08	53,195	54,363
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	8,500	8,852
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,762
Univ. of Houston TX Rev.	5.250%	2/15/09 (4)	3,080	3,193
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,909
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/14	7,590	8,384
				1,271,424
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)	36,060	37,334
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09 (1)(ETM)	5,180	5,396
Utah GO	5.000%	7/1/08 (Prere.)	10,700	10,955
Utah GO	5.000%	7/1/12	5,000	5,366
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10 (4)	7,000	6,179
				65,230
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	6,453

Virginia (0.9%)
Fairfax County VA Public Improvement GO	5.000%	10/1/08	12,455	12,807
Fairfax County VA Public Improvement GO	5.000%	10/1/10	35,195	37,124

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,950	2,025
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	610	633
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	580	602
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/08 (Prere.)	1,010	1,049
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/10	7,740	8,030
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/11	3,990	4,140
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/12	2,390	2,480
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/13	1,170	1,214
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,651
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/11	4,085	4,395
Virginia Commonwealth Transp. Board Transp.
Rev. (U.S. Route 58 Corridor)	5.000%	5/15/23	19,245	20,790
Virginia Commonwealth Transp. Board Transp.
Rev. (U.S. Route 58 Corridor)	5.000%	5/15/24	20,205	21,777
Virginia Public School Auth. Rev.	5.000%	8/1/08	7,675	7,867
Virginia Public School Auth. Rev.	5.250%	8/1/08	5,585	5,748
				135,332
Washington (0.8%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	10,000	7,089
King County WA School Dist. GO	5.500%	12/1/07 (3)(Prere.)	5,635	5,752
Port of Seattle WA Rev.	6.000%	2/1/15 (1)	2,370	2,698
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	9,035	9,676
Port of Seattle WA Rev.	5.000%	3/1/21 (1)	5,000	5,340
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	5,825	6,481
Spokane WA Regional Solid Waste
Management System Rev.	6.500%	1/1/08 (2)	3,500	3,612
Spokane WA Regional Solid Waste
Management System Rev.	6.500%	1/1/09 (2)	3,000	3,174
Washington GO	6.250%	2/1/11	6,680	7,061
Washington GO	5.500%	7/1/11	6,755	7,182
Washington GO	5.700%	10/1/15 (4)	10,000	11,165
Washington GO	5.000%	7/1/21 (4)	7,050	7,610
Washington GO	5.000%	7/1/21 (4)	10,495	11,329
Washington GO	5.000%	1/1/28 (4)	19,295	20,406
				108,575
West Virginia (0.2%)
West Virginia Building Comm. Rev.	5.250%	7/1/08 (1)	2,150	2,206
West Virginia GO	5.250%	6/1/09 (4)(Prere.)	10,000	10,510
West Virginia GO	5.750%	6/1/09 (Prere.)	5,000	5,316
West Virginia School Building Auth. Rev.	5.300%	7/1/09 (2)	8,000	8,243
				26,275
Wisconsin (1.2%)
Wisconsin GO	5.000%	5/1/10	14,420	15,083
Wisconsin GO	5.000%	5/1/11	15,180	16,043
Wisconsin GO	5.250%	5/1/11 (1)(Prere.)	5,000	5,331
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	22,150
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,000	21,806
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	19,626
Wisconsin GO	5.250%	5/1/12	15,975	17,233

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.250%	5/1/13	16,810	18,316
Wisconsin GO	5.500%	5/1/13 (1)	7,000	7,740
Wisconsin GO	5.000%	5/1/15 (1)	14,975	16,353
Wisconsin GO	5.500%	5/1/15 (1)	15,000	16,922
				176,603
Total Municipal Bonds (Cost $13,568,217)				13,955,496
			Shares
Temporary Cash Investment (5.0%)
[3] Vanguard Municipal Cash Management Fund, 3.522%
(Cost $714,144)			714,144,052	714,144
Total Investments (102.3%) (Cost $14,282,361)				14,669,640
Other Assets and Liabilities (–2.3%)
Other Assets—Note B				228,228
Payables for Investment Securities Purchased				(510,541)
Other Liabilities				(46,745)
				(329,058)
Net Assets (100%)				14,340,582

At October 31, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	14,058,189
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(104,846)
Unrealized Appreciation (Depreciation)
Investment Securities	387,279
Futures Contracts	(40)
Net Assets	14,340,582

Investor Shares—Net Assets
Applicable to 366,221,045 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,895,394
Net Asset Value Per Share—Investor Shares	$13.37

Admiral Shares—Net Assets
Applicable to 706,587,312 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,445,188
Net Asset Value Per Share—Admiral Shares	$13.37

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $23,554,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2006.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.9%)
Alabama (2.7%)
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	9,774
Medical Clinic Board of Montgomery AL Rev.
(Jackson Hosp.)	6.000%	3/1/26 (2)	5,500	5,620
Mobile AL Water & Sewer Comm.	5.000%	1/1/31 (1)	17,500	18,583
Mobile AL Water & Sewer Comm.	5.000%	1/1/36 (1)	24,610	26,055
Univ. of Alabama Univ. Rev. Hosp.	5.875%	9/1/10 (1)(Prere.)	23,225	25,333
				85,365
Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/09 (1)	2,565	2,887
Anchorage AK Electric Rev.	8.000%	12/1/10 (1)	2,960	3,436
North Slope Borough AK GO	0.000%	6/30/10 (1)	4,000	3,487
				9,810
Arizona (3.1%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.550%	11/7/06 (1)	7,600	7,600
Arizona State Univ. COP	5.375%	7/1/13 (1)	2,905	3,159
Arizona State Univ. COP	5.375%	7/1/14 (1)	4,340	4,712
Arizona State Univ. COP	5.375%	7/1/15 (1)	4,905	5,313
Arizona State Univ. COP	5.375%	7/1/16 (1)	5,345	5,790
Arizona State Univ. COP	5.375%	7/1/17 (1)	4,460	4,824
Arizona State Univ. COP	5.375%	7/1/18 (1)	5,520	5,965
Arizona State Univ. COP	5.375%	7/1/19 (1)	2,285	2,469
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (1)(ETM)	8,650	10,653
Mesa AZ Util. System Rev.	5.250%	7/1/14 (3)	10,000	11,040
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/15 (3)	5,290	5,357
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/16 (3)	5,595	5,667
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/17 (3)	5,915	5,996
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/19 (3)	6,630	6,721
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/20 (3)	6,770	6,863
Tucson AZ Water System Rev.	5.500%	7/1/17 (3)	4,850	5,371
				97,500
Arkansas (0.3%)
North Little Rock AR Electric Rev.	6.500%	7/1/10 (1)	2,885	3,041
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	4,500	5,189
				8,230
California (11.1%)
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.250%	12/1/15 (3)	14,740	16,154
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.250%	12/1/16 (3)	10,000	10,959
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.250%	12/1/17 (3)	10,050	10,959
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.250%	12/1/18 (3)	7,890	8,594
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.250%	12/1/19 (3)	5,310	5,784
California GO	5.000%	2/1/18 (2)	3,565	3,829
California GO	5.000%	2/1/19 (2)	1,500	1,610
California GO	5.000%	8/1/24 (4)	37,225	39,722
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/15 (1)	8,205	8,479
California State Econ. Recovery Bonds	5.250%	7/1/14 (3)	23,680	26,293
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	28,158
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	31,625

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	18,930
Los Angeles CA USD GO	5.250%	7/1/19 (4)	9,000	9,918
Los Angeles CA USD GO	5.250%	7/1/20 (4)	9,000	9,918
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	9,000	9,995
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	11,430	13,691
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	24,989
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (1)	8,895	10,092
San Diego CA USD GO	5.500%	7/1/22 (1)	9,160	10,689
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	16,502
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/32 (1)	70,150	22,570
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	1,650	1,766
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (3)	5,000	5,681
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,330	7,401
				354,308
Colorado (5.5%)
[1] Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/41	30,000	31,374
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,918
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,687
Colorado Springs CO Util. System Rev.	5.375%	11/15/18 (2)	10,000	10,876
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	17,725	18,450
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/08 (1)	14,355	13,423
E-470 Public Highway Auth. Colorado Rev.	5.750%	9/1/10 (1)(Prere.)	9,750	10,679
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,795	4,080
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	8,000	4,657
Northern Colorado Water Conservation Dist. Rev.	6.500%	12/1/06 (2)(Prere.)	20,575	21,035
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/18 (4)	5,960	5,309
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/21 (2)	15,000	13,468
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	16,000	14,426
				176,382
Connecticut (0.3%)
Connecticut GO	5.125%	11/15/16	10,000	10,649

District of Columbia (0.5%)
Metro. Washington Airports Auth.
Airport System Rev.	5.625%	10/1/13 (3)	4,050	4,414
Metro. Washington Airports Auth.
Airport System Rev.	5.750%	10/1/14 (3)	5,270	5,798
Metro. Washington Airports Auth.
Airport System Rev.	5.750%	10/1/15 (3)	5,585	6,114
				16,326
Florida (6.2%)
Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	5,301
Dade County FL Water & Sewer System Rev. VRDO	3.550%	11/7/06 (3)	8,970	8,970
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)	2,620	2,912
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/18 (1)	7,855	8,351

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/19 (1)	6,390	6,782
Hillsborough County FL School Board COP	5.250%	7/1/16 (1)	13,300	14,819
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39 (4)	5,000	5,149
Miami-Dade County FL Expressway Auth.
Toll System Rev.	5.000%	7/1/39 (2)	39,015	41,434
Miami-Dade County FL School Board COP	6.000%	10/1/09 (4)(Prere.)	5,765	6,155
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	7,570	8,073
Miami-Dade County FL School Board COP	5.000%	11/1/26 (2)	5,270	5,607
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	10,000	10,598
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	5,299
Miami-Dade County FL Water & Sewer Rev. VRDO	3.560%	11/7/06 (4)	800	800
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (3)	9,695	12,306
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (3)	4,000	5,019
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.750%	10/1/17 (1)	14,500	14,969
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO	3.650%	11/1/06 (2)	2,375	2,375
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	10,387
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	11,351
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	12,375
				199,032
Georgia (3.4%)
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (3)	8,500	9,505
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (3)	7,000	7,872
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (3)	8,000	9,046
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/26 (1)	12,000	14,064
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,313
George L. Smith Georgia World
Congress Center Auth. Rev. (Domed Stadium)	5.700%	7/1/13 (1)	5,000	5,364
George L. Smith Georgia World
Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/14 (1)	5,000	5,323
George L. Smith Georgia World
Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/15 (1)	3,680	3,945
George L. Smith Georgia World
Congress Center Auth. Rev. (Domed Stadium)	5.500%	7/1/20 (1)	24,740	26,189
Henry County GA School Dist. GO	6.450%	8/1/11 (1)	4,000	4,309
Private Colleges & Univ. Auth. of
Georgia Rev. (Mercer Univ.)	6.500%	11/1/15 (1)(ETM)	5,000	5,900
				108,830
Hawaii (4.0%)
Hawaii Airport System Rev.	5.750%	7/1/16 (3)	16,245	17,508
Hawaii Airport System Rev.	5.750%	7/1/17 (3)	12,175	13,121
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	4.950%	4/1/12 (1)	15,000	15,826
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	5.650%	10/1/27 (1)	9,750	10,602
Hawaii GO	5.875%	9/1/09 (4)(Prere.)	5,110	5,474
Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,673
Honolulu HI City & County GO	5.250%	7/1/13 (3)	3,000	3,278
Honolulu HI City & County GO	5.250%	7/1/14 (3)	3,000	3,308
Honolulu HI City & County GO	5.000%	7/1/15 (3)	3,075	3,359
Honolulu HI City & County GO	5.250%	7/1/18 (3)	3,000	3,308
Honolulu HI City & County GO	5.250%	7/1/19 (3)	2,000	2,199

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.000%	7/1/21 (3)	7,720	8,286
Honolulu HI City & County GO	5.000%	7/1/21 (3)	8,270	8,876
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,043
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	21,000	22,950
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,546
				128,357
Illinois (6.8%)
Chicago IL Board of Educ. GO	5.500%	12/1/10 (3)(Prere.)	7,000	7,509
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	18,110	19,615
Chicago IL GO	5.500%	1/1/11 (1)(Prere.)	245	265
Chicago IL GO	0.000%	1/1/20 (1)	5,000	4,512
Chicago IL GO	0.000%	1/1/22 (1)	5,000	4,491
Chicago IL GO	0.000%	1/1/24 (1)	9,490	8,480
Chicago IL GO	0.000%	1/1/25 (1)	5,000	4,474
Chicago IL GO	0.000%	1/1/28 (1)	10,805	9,635
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,958
Chicago IL GO	5.500%	1/1/38 (1)	6,490	6,966
Chicago IL GO VRDO	3.570%	11/7/06 (4)	19,300	19,300
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,830
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	5,096
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,625
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	8,027
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,469
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	6,250	6,769
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	4,950	5,309
[2] Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	21,500	27,891
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	14,837
Cook County IL GO	7.250%	11/1/07 (1)(ETM)	2,140	2,166
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	30,141
				216,365
Indiana (0.5%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (1)(ETM)	13,250	14,340

Kansas (0.5%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (1)	7,500	7,748
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/06 (1)(Prere.)	6,300	6,430
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (1)	3,000	3,064
				17,242
Kentucky (2.2%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,069
Kentucky Econ. Dev. Finance Auth. Hosp.
Fac. Rev. (Baptist Healthcare) VRDO	3.600%	11/7/06 (1)	9,800	9,800
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31 (3)	51,960	55,876
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	2,335	2,494
				71,239
Louisiana (1.8%)
Louisiana GO	5.000%	7/15/24 (11)	5,000	5,341
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (3)	8,065	8,576
Louisiana Univ. & Agriculture & Mechanical
College Board	5.000%	7/1/31 (3)	12,000	12,785
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	7,319
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	8,646
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	6,788

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.700%	5/15/16 (4)	4,900	5,187
Ouachita Parish LA Hosp. Service Dist.
(Glenwood Medical Center)	5.750%	5/15/21 (4)	2,950	3,125
				57,767
Maryland (2.6%)
[1] Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33	7,000	6,989
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	2,133
Maryland Econ. Dev. Corp. Student Housing Rev.
(Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	4,516
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	32,055	37,865
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	7.000%	7/1/22 (3)	12,025	15,811
[1] Maryland Health & Higher Educ. Fac. Auth. Rev.
(Western Maryland Health)	5.000%	7/1/34 (1)	13,000	13,834
				81,148
Massachusetts (5.7%)
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35	11,310	11,735
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (1)(ETM)	7,460	4,902
Massachusetts GO	7.000%	7/1/09 (3)(ETM)	22,250	23,404
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,531
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,148
Massachusetts GO	5.250%	8/1/22	6,775	7,714
Massachusetts GO	5.500%	12/1/22 (2)	11,665	13,710
Massachusetts GO	5.500%	12/1/22 (4)	25,580	30,065
Massachusetts GO	5.500%	12/1/24 (2)	10,000	11,818
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/12 (2)	16,925	18,178
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/14 (1)	11,135	12,040
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,273
				181,518
Michigan (3.9%)
Detroit MI Sewer System Rev.	5.450%	7/1/07 (3)(ETM)	6,850	6,929
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,371
Detroit MI Water Supply System	5.500%	7/1/11 (3)(Prere.)	22,000	24,006
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/08 (1)	18,375	19,401
Michigan Trunk Line Rev.	5.000%	11/1/26 (1)	35,765	36,846
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (3)	25,000	33,036
				125,589
Minnesota (1.7%)
Minneapolis MN Health Care System
(Fairview Health Services)	5.000%	11/15/30 (2)	9,000	9,544
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	37,665	40,419
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,693
				52,656
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	10,509

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Lester Cox Medical Center)	5.250%	6/1/15 (1)	5,000	5,407

Nebraska (0.5%)
Nebraska Public Power Dist. Rev.	0.000%	1/1/08 (1)	15,000	14,387

Nevada (0.2%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,105

New Jersey (9.6%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (3)	4,335	5,099
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	8,900	10,985
Hoboken-Union City–Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/14 (1)	10,185	11,911
Hoboken-Union City–Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/15 (1)	10,820	12,855
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	28,462
[1] New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	15,000	15,883
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/15 (1)	5,750	5,976
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	10,685	11,086
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	2,995	3,303
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	15,800	17,394
New Jersey Transit Corp. Capital GAN	5.500%	2/1/10 (2)	47,340	47,410
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	34,000	39,743
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	13,500	15,438
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,883
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	30,000	34,771
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	790	928
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	3,940	4,623
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	270	317
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21 (4)	15,650	16,753
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	23,500	16,622
				306,442
New Mexico (0.2%)
Albuquerque NM Hosp. System Rev.
(Presbyterian Health)	6.375%	8/1/07 (1)	5	5
Farmington NM Util. System Rev.	5.750%	5/15/13 (3)(ETM)	1,500	1,540
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,246
				4,791
New York (5.1%)
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	8,632
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,650
New York City NY GO VRDO	3.600%	11/1/06 LOC	8,400	8,400
New York City NY GO VRDO	3.610%	11/1/06 (1)	6,620	6,620
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (1)	14,780	15,474
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.580%	11/1/06 (3)	17,250	17,250
New York City NY Transitional
Finance Auth. Rev. VRDO	3.640%	11/1/06	2,450	2,450
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.700%	11/1/08 (1)	6,030	6,157

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.800%	11/1/09 (1)	11,645	12,019
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	3,870	3,999
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/24 (1)	10,000	11,768
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	8,059
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,903
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,370
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/22 (Prere.)	12,325	14,324
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,000	8,269
				163,344
North Carolina (1.1%)
North Carolina Medical Care Comm. Hosp. Rev.
(Wake County Hosp.)	5.250%	10/1/17 (1)	13,750	14,189
North Carolina Medical Care Comm. Hosp. Rev.
(St. Joseph’s Health System)	5.125%	10/1/28 (1)	21,000	21,681
				35,870
Ohio (1.5%)
Cleveland OH Water Works Rev. VRDO	3.540%	11/7/06 (4)	600	600
Franklin County OH Convention Center Rev.	0.000%	12/1/06 (1)	4,355	4,342
Franklin County OH Hosp. Rev.
(Children’s Hosp.) VRDO	3.600%	11/7/06 (3)	1,965	1,965
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO	3.540%	11/7/06 (2)	15,900	15,900
Kent State Univ. Ohio VRDO	3.550%	11/7/06 (1)	7,320	7,320
Ohio Common Schools PUT	2.450%	9/14/07	10,400	10,257
Ohio GO	7.625%	8/1/09	4,345	4,798
Univ. of Akron OH General Receipts Rev. VRDO	3.560%	11/7/06 (3)	3,300	3,300
				48,482
Oregon (0.6%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,739
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	7,147
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,457
				17,343
Pennsylvania (4.5%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/13 (1)	4,000	4,386
Berks County PA GO VRDO	3.550%	11/7/06 (1)	6,595	6,595
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health)	5.500%	8/15/28 (1)	9,415	11,046
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	9,970	11,704
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	10,000	12,043
Pennsylvania Higher Educ. Fac. Auth. Health Services
Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,217
Pennsylvania Higher Educ. Fac. Auth. Health Services
Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	10,000	10,218
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,805	22,860
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	15,000	16,690
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	16,500	18,808
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	4,260	4,875
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	3.550%	11/7/06 (2)	14,900	14,900
				144,342

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (1.6%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,718
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,930	3,361
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	42,971
				52,050
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.
(Hosp. Financing–Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,169

South Carolina (0.2%)
South Carolina Public Service Auth. Rev.	5.000%	1/1/20 (1)	4,500	4,864

South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
(McKennan Hosp.)	7.625%	1/1/08 (1)(Prere.)	9,820	10,231

Tennessee (1.2%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	12,115	13,174
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,834
Sevier County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.650%	11/1/06 (10)	6,335	6,335
Shelby County TN GO	5.250%	4/1/10 (Prere.)	12,750	13,441
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	815	824
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/12 (1)	1,685	1,813
				39,421
Texas (8.1%)
Dallas-Fort Worth TX International Airport Rev.	5.750%	11/1/15 (3)	10,000	10,810
Harris County TX GO	0.000%	10/1/15 (1)	17,545	12,309
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/13 (1)	12,910	13,884
Harris County TX Toll Road Rev.	5.000%	8/1/33	6,225	6,333
Harris County TX Toll Road Rev.	5.250%	8/15/35 (4)	10,500	11,009
Houston TX Airport System Rev.	5.500%	7/1/30 (4)	5,500	5,823
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,935
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	4,210	4,511
Houston TX GO	5.375%	3/1/13 (4)	6,500	6,934
Houston TX GO	5.500%	3/1/15 (4)	8,440	9,043
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,613
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,585
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	6,127
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,461
North Texas Tollway Auth.
(Dallas North Tollway) System Rev.	5.000%	1/1/33 (2)	8,050	8,383
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/09 (4)	3,945	4,156
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,143
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,639

Insured Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northeast Texas Hosp. Auth.
(Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,314
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)(ETM)	750	554
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (1)	34,250	25,225
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	335	237
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,665	11,732
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	275	186
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	19,600	12,574
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	400	258
Texas Turnpike Auth. Central Texas
Turnpike System Rev.	5.000%	8/15/42 (2)	25,000	25,861
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/10 (2)(ETM)	6,000	5,337
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	11,256
Texas Water Dev. Board Rev.	5.500%	7/15/21	9,825	10,263
Texas Water Finance Assistance GO	5.750%	8/1/11 (Prere.)	1,880	2,057
Texas Water Finance Assistance GO	5.500%	8/1/24	7,850	8,209
Texas Water Finance Assistance GO	5.750%	8/1/26	3,715	4,037
				257,798
Washington (1.3%)
Chelan County WA Public Util. Chelan Hydro
Consolidated System Rev.	6.050%	7/1/32 (1)	19,440	21,941
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/09 (1)	10,950	9,943
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/15 (1)	12,585	8,922
				40,806
West Virginia (1.2%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/11 (1)(ETM)	7,325	8,382
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/12 (1)(ETM)	7,840	9,173
West Virginia Hosp. Finance Auth. Rev.
(UTD Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	18,830	20,422
				37,977
Total Municipal Bonds (Cost $3,012,487)				3,215,991
Other Assets and Liabilities (–0.9%)
Other Assets—Note B				49,889
Payables for Investment Securities Purchased				(66,806)
Other Liabilities				(11,400)
				(28,317)
Net Assets (100%)				3,187,674

Insured Long-Term Tax-Exempt Fund

At October 31, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	3,002,938
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(17,243)
Unrealized Appreciation (Depreciation)
Investment Securities	203,504
Futures Contracts	(1,525)
Net Assets	3,187,674

Investor Shares—Net Assets
Applicable to 75,403,371 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	956,141
Net Asset Value Per Share—Investor Shares	$12.68

Admiral Shares—Net Assets
Applicable to 175,983,371 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,231,533
Net Asset Value Per Share—Admiral Shares	$12.68

•	See Note A in Notes to Financial Statements.
1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2006.
2	Securities with a value of $6,486,000 have been segregated as initial margin for open futures contracts.
3	See Note D in Notes to Financial Statements for the tax-basis components of net assets.
For key to abbreviations and other references, see back cover.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (91.1%)
Arizona (1.4%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/11 (Prere.)	9,610	10,405
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,310
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/12 (2)	4,000	4,154
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/17 (2)	4,700	4,882
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/29	7,115	7,604
				32,355
California (10.9%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,745
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,900
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	4,300	4,582
California Dept. of Veteran Affairs Rev.	5.450%	12/1/19 (2)	740	750
California GO	6.250%	9/1/12	5,000	5,557
California GO	5.250%	11/1/21	2,000	2,167
California GO	5.125%	11/1/23	3,000	3,199
California GO	5.000%	8/1/25 (4)	6,645	7,071
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,445
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,321
California Public Works Board Lease Rev.
(Community College)	5.625%	3/1/16 (2)	11,370	11,616
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/27	10,405	10,964
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,509
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	10,000	11,081
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	2,500	2,831
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	5,000	5,616
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,623
California State Econ. Recovery Bonds	5.000%	7/1/15	15,200	16,609
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	10,000	10,331
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	13,276
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/15 (2)	4,670	5,064
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,665
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	3,220	3,312
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	4,345	4,469
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/11	1,780	1,827
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/12	2,405	2,468
San Bernardino County CA Medical Center COP	5.500%	8/1/24 (1)	11,295	11,311
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	18,000	23,914
San Diego CA USD GO	0.000%	7/1/13 (3)	7,160	5,571
San Diego CA USD GO	5.500%	7/1/27 (4)	20,000	23,907
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/17 (1)	6,570	7,003

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/18 (1)	6,945	7,403
Southern California Public Power Auth. Rev.
(Transmission Project)	0.000%	7/1/14	8,500	6,241
Univ. of California Rev.	5.000%	5/15/33 (2)	5,000	5,238
				253,586
Colorado (3.1%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/10 (2)(Prere.)	20,000	21,726
Colorado Dept. of Transp. Rev.	5.500%	6/15/11 (1)(Prere.)	6,000	6,543
Denver CO City & County Airport Rev.	5.500%	11/15/16 (3)	10,000	10,697
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	10,000	7,685
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (1)	10,185	6,842
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (1)	5,000	2,911
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (1)	15,165	8,407
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (1)	9,700	4,234
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (1)	10,000	3,471
				72,516
Connecticut (0.2%)
Connecticut Dev. Auth. PCR
(Connecticut Power & Light)	5.950%	9/1/28	3,700	3,866

District of Columbia (0.1%)
District of Columbia GO	6.000%	6/1/11 (1)(ETM)	3,085	3,399

Florida (3.2%)
Florida Educ. System Fac. Rev.	5.000%	5/1/35 (1)	11,335	12,058
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/24	2,000	2,092
Highlands County FL Health Rev.
(Adventist Health System)	5.000%	11/15/25	1,500	1,569
Highlands County FL Health Rev.
(Adventist Health System)	5.250%	11/15/36	22,200	23,681
Orange County FL School Board COP	5.375%	8/1/07 (1)(Prere.)	2,355	2,410
Orange County FL School Board COP	5.375%	8/1/17 (1)	2,645	2,704
Orange County FL School Board COP	5.000%	8/1/31 (3)	9,000	9,556
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,611
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,459
				74,140
Georgia (4.1%)
Atlanta GA Airport Fac. Rev.	6.250%	1/1/13 (3)	8,000	8,603
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (3)	7,750	8,296
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (3)	7,500	8,047
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (3)	10,000	11,596
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	8,350	10,169
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	15,000	18,704
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	9,500	10,179
Fulton County GA COP	6.000%	11/1/15 (2)	4,815	5,261
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	14,346
				95,201
Hawaii (1.9%)
Hawaii Airport System Rev.	5.750%	7/1/16 (3)	5,000	5,389
Hawaii Airport System Rev.	5.750%	7/1/17 (3)	5,000	5,389

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii Dept. of Budget & Finance
(Hawaii Electric Co. Inc.)	5.750%	12/1/18 (2)	12,470	13,267
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	3,220	3,490
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	2,860	3,099
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	12,980	14,185
				44,819
Illinois (4.8%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (3)	8,500	5,875
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	3,811
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	3,648
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	20,000	21,859
Chicago IL Neighborhoods Alive GO	5.750%	7/1/10 (3)(Prere.)	16,690	18,076
Chicago IL Neighborhoods Alive GO	5.500%	1/1/11 (3)(Prere.)	6,400	6,864
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	6,000	7,783
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,477
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,886
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	6.750%	6/1/10 (1)	6,000	6,443
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/14 (1)	16,100	11,728
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (1)	5,795	4,721
Will County IL Community School Dist.	0.000%	11/1/13 (4)	10,000	7,647
				112,818
Indiana (0.7%)
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/11	14,505	15,687

Kansas (0.2%)
Wyandotte County Kansas City KS Unified
Govt. Util. System Rev.	5.000%	9/1/32 (4)	5,000	5,281

Kentucky (1.2%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,405	6,913
Kentucky Property & Building Comm. Rev.	5.375%	8/1/11 (4)(Prere.)	8,050	8,683
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,233
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (3)	5,000	5,341
				27,170
Louisiana (2.1%)
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,380
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (3)	6,880	7,300
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (3)	5,000	5,306
[1] Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	6,970	7,420
[1] Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,657
Louisiana GO	5.750%	11/15/10 (3)(Prere.)	9,855	10,660
Louisiana GO	5.500%	5/15/14 (3)	6,180	6,605
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	3,765
				49,093
Maryland (1.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	6,100	7,206
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	15,917
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	8,373
				31,496

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (6.6%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,822
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (1)	3,085	3,713
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	9,030	10,655
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,639
Massachusetts GO	5.250%	8/1/22	5,000	5,693
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	9,205	9,599
Massachusetts Port Auth. Rev.	5.000%	7/1/08 (Prere.)	3,500	3,615
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	13,160	13,976
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	7,996
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (3)	7,190	8,617
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	32,000	38,528
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	22,383
				154,236
Michigan (3.0%)
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	5,000	5,371
Detroit MI Sewer System Rev.	5.500%	7/1/29 (3)	18,000	21,606
Detroit MI Sewer System Rev.	5.125%	7/1/33 (1)	10,000	10,653
Grand Rapids MI Tax Increment Rev.
(Downtown Project)	6.875%	6/1/24 (1)	7,500	7,802
Michigan Building Auth. Rev.	5.500%	10/15/16	5,500	5,944
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	9,250	10,105
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,718
				70,199
Missouri (0.9%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,508
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/26	15,000	16,078
				20,586
Nebraska (1.5%)
Omaha NE GO	5.250%	4/1/24	5,000	5,765
Omaha NE GO	5.250%	4/1/25	7,500	8,671
Omaha NE GO	5.250%	4/1/26	7,580	8,806
Omaha NE GO	5.250%	4/1/27	10,730	12,523
				35,765
Nevada (0.3%)
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,167
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/16 (4)	5,000	5,389
				7,556
New Hampshire (1.5%)
Manchester NH General Airport Rev.	5.625%	1/1/10 (4)(Prere.)	23,000	24,416
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/21 (2)	10,000	10,513
				34,929
New Jersey (4.8%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (1)	10,680	12,742
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	20,000	24,687
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	10,599
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,887
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	9,000	10,767

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	10,000	11,024
New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	14,113
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	5,000	5,718
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,795	7,003
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10 (1)(Prere.)	2,060	2,187
				110,727
New Mexico (1.1%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (1)	10,000	10,875
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,246
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,875
				24,996
New York (9.3%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/08 (3)	4,900	5,342
Babylon NY Waste Water Fac. GO	9.000%	8/1/09 (3)	2,800	3,190
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (3)	4,900	5,808
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,736
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	18,690	21,715
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	4,675	4,963
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	6,165	7,415
New York City NY GO	5.250%	8/1/12	8,535	9,204
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/07 (Prere.)	3,500	3,583
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	291
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/21 (3)	12,550	14,699
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,661
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,851
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	7,500	8,888
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	8,375	9,292
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/20	37,090	40,158
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/25 (1)	6,965	8,235
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	12,215	12,973
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	10,000	10,860
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	12,321
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/22 (Prere.)	7,750	9,155
				215,340
North Carolina (1.2%)
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10 (ETM)	4,935	5,455
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	4,625	5,757
North Carolina GO	5.000%	3/1/20	5,000	5,374
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/22 (4)	6,500	7,019
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,330
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,931
				26,866

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (2.1%)
Cincinnati OH City School Dist. GO	5.250%	12/1/27 (3)	14,900	17,442
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,242
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,440
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,518
Ohio Higher Educ. GO	5.000%	2/1/25	5,000	5,323
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	4,000	4,687
Ohio Water Dev. Auth. PCR	5.500%	12/1/22	6,355	7,502
				49,154
Oregon (1.1%)
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/14 (3)	3,865	4,147
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/16 (3)	4,305	4,634
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/22	14,880	15,698
				24,479
Pennsylvania (2.7%)
Beaver County PA IDA PCR (First Energy) VRDO	3.620%	11/1/06 LOC	2,000	2,000
Pennsylvania GO	5.000%	1/1/25	20,000	21,410
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	20,000	22,253
Pittsburgh PA GO	5.250%	9/1/16 (3)	3,845	3,945
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)	10,000	11,398
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	2,335	2,520
				63,526
Puerto Rico (1.4%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (4)	2,000	2,081
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (1)	2,000	2,081
Puerto Rico GO	5.000%	7/1/33	3,600	3,736
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/34 (2)	15,305	4,514
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	7,205	7,777
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,060	12,050
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,192
				33,431
South Carolina (2.7%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	20,000	21,493
Medical Univ. South Carolina Hosp. Auth.
Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,860
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)	12,210	14,486
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,430
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,733
South Carolina Jobs Econ. Dev. Auth. Rev.
(Bon Secours Health System)	5.625%	11/15/30	10,000	10,698
				63,700
Texas (11.2%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (3)	4,900	3,182
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (1)	6,665	7,068

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brazos County TX Health Dev.
(Franciscan Service Corp.)	5.375%	1/1/22 (1)	5,750	5,915
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	10,000	10,183
Harris County TX GO	0.000%	10/1/14 (1)	5,550	4,074
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,945
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,420
Houston TX GO	5.750%	3/1/14 (4)	260	279
Houston TX GO	5.750%	3/1/15 (4)	265	284
Houston TX GO	5.750%	3/1/16 (4)	395	424
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	9,958
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	12,035
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	16,250
Lewisville TX Independent School Dist.	0.000%	8/15/16	5,630	3,789
Lewisville TX Independent School Dist.	0.000%	8/15/17	6,940	4,460
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09 (4)(Prere.)	10	11
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	12,605	13,435
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	27,490	29,197
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (1)	5,000	4,177
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	11,435	12,196
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,803
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	15,500	16,490
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	22,169
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)(ETM)	940	724
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (1)	38,730	29,805
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)(ETM)	335	237
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (1)	16,405	11,549
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)(ETM)	800	516
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (1)	39,170	25,128
				261,703
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.750%	7/1/07 (1)(Prere.)	995	1,029
Intermountain Power Agency Utah Power Supply Rev.	5.750%	7/1/19 (1)	2,005	2,071
				3,100
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,557

Virginia (0.5%)
Virginia College Building Auth. Educ. Fac. Rev.
(Washington & Lee Univ.)	5.750%	1/1/34	9,540	12,141

Washington (1.6%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/14 (1)	5,000	3,704
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/17 (1)	11,685	7,526
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/18 (1)	10,000	6,137
Port of Seattle WA Rev.	5.625%	8/1/10 (1)(Prere.)	7,735	8,277
Washington GO	6.750%	2/1/15	3,450	4,007
Washington GO	5.625%	7/1/25	7,030	7,477
				37,128

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.5%)
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/14 (1)(ETM)	8,975	10,916

Wisconsin (1.5%)
Wisconsin Clean Water Rev.	6.875%	6/1/11	20,500	22,717
Wisconsin GO	5.750%	5/1/11 (Prere.)	10,000	10,903
				33,620
Total Municipal Bonds (Cost $1,975,269)				2,121,082
			Shares
Temporary Cash Investment (8.2%)
[2] Vanguard Municipal Cash Management Fund, 3.522%
(Cost $190,811)		190,810,553		190,811
Total Investments (99.3%) (Cost $2,166,080)				2,311,893
Other Assets and Liabilities (0.7%)
Other Assets—Note B				31,896
Liabilities				(16,751)
				15,145
Net Assets (100%)				2,327,038

At October 31, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,198,970
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(17,745)
Unrealized Appreciation	145,813
Net Assets	2,327,038

Investor Shares—Net Assets
Applicable to 56,534,176 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	641,030
Net Asset Value Per Share—Investor Shares	$11.34

Admiral Shares—Net Assets
Applicable to 148,693,623 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,686,008
Net Asset Value Per Share—Admiral Shares	$11.34

•	See Note A in Notes to Financial Statements.
1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2006.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (97.6%)
Alabama (0.8%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/06 (1)(Prere.)	5,000	5,104
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/24	3,000	3,308
Courtland AL Dev. Board Solid Waste Disposal Rev.
(Champion International Corp.)	6.700%	11/1/29	9,500	10,142
Courtland AL Dev. Board Solid Waste Disposal Rev.
(International Paper Co.)	5.200%	6/1/25	10,000	10,261
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	17,359
				46,174
Arizona (1.2%)
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10	17,500	17,771
Maricopa County AZ Pollution Control Corp. PCR
(Southern California Edison Co.) PUT	2.900%	3/2/09	16,500	16,059
Univ. of Arizona Board of Regents	6.200%	6/1/16	26,660	31,015
				64,845
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (1)	3,450	3,978

California (14.1%)
ABAG Finance Auth. for Non-Profit Corp. California
Multifamily Rev. (Housing Archstone Redwood)	5.300%	10/1/08	10,000	10,214
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	10,700	11,403
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,828
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	909
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.500%	12/1/15	4,170	4,531
California Dept. of Water Resources Water System
Rev. (Central Valley)	5.500%	12/1/17	8,330	9,063
California GO	5.000%	8/1/23 (4)	20,000	21,387
California GO	5.125%	2/1/25	13,975	14,883
California GO	5.500%	2/1/25	25,000	29,182
California Housing Finance Agency Home
Mortgage Rev.	5.500%	2/1/42	26,370	28,211
California Infrastructure & Econ. Dev. Bank
Rev. (Workers’ Compensation)	5.250%	10/1/13 (2)	30,000	33,093
California PCR Financing Auth. Rev.
(Pacific Gas & Electric Co.) PUT	3.500%	6/1/07 (3)	25,000	24,983
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	17,155	18,376
California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,179
California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	6,365
[1] California PCR Financing Auth. Solid Waste
Disposal Rev. (Waste Management) PUT	4.850%	11/30/07	7,000	7,062
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/21	7,675	8,199
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,319
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	3,047
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/19	7,000	7,740

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (1)	25,000	27,456
California State Econ. Recovery Bonds	5.250%	7/1/12	10,000	10,854
California State Econ. Recovery Bonds	5.250%	7/1/14	30,000	33,204
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	22,700
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/08	5,650	5,751
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Pelican Hill) PUT	5.300%	6/1/08	5,000	5,089
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/08	5,000	5,089
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,549
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	22,000	22,728
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	37,785	39,086
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	75,000	79,690
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/07	13,500	13,535
Chula Vista CA IDR (San Diego Gas & Electric).	5.250%	12/1/27	20,000	21,525
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	2,217
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,715	2,774
[1] Clipper Tax-exempt TOB VRDO	3.690%	11/7/06	22,227	22,227
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/28 (1)	25,000	24,078
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	20,885	22,601
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	7,000	7,830
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	766
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	2,051
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/17	905	949
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/20	905	962
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/24	905	976
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/28	3,625	3,887
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/34	2,720	2,914
Long Beach CA Harbor Rev.	4.000%	5/15/08 (3)	6,820	6,862
Long Beach CA Harbor Rev.	5.500%	5/15/08	8,095	8,324
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,952
Poway CA USD Special Tax Community Fac. Dist.	5.250%	9/1/36	5,235	5,368
Roseville CA North Central Roseville
Community Fac. Dist.	5.400%	9/1/08	1,855	1,889
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,610
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,506
San Diego CA USD GO	5.500%	7/1/19 (1)	10,140	11,727
San Diego CA USD GO	5.500%	7/1/21 (1)	12,725	14,796
San Diego CA USD GO	5.500%	7/1/23 (1)	7,500	8,778
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,461
San Francisco CA City & County
International Airport Rev.	6.250%	5/1/08 (1)	2,190	2,271
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/09 (1)	3,000	2,769
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/25 (1)	12,900	5,748

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/26 (1)	28,135	11,969
Santa Margarita CA Water Dist. Special
Tax Community Fac. Dist. No. 99-1	6.000%	9/1/30	3,000	3,186
				787,678
Colorado (3.9%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,707
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,410
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,870
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,549
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,641
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,245
[2] Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	4.500%	9/1/38	25,000	24,624
[2] Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.000%	9/1/41	30,000	31,374
[2] Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/26	1,000	1,044
[2] Colorado Health Fac. Auth. Rev.
(Christian Living Communities)	5.750%	1/1/37	2,250	2,339
Colorado Health Fac. Auth. Rev.
(Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	16,241
Colorado Student Obligation Bond Auth. VRDO	3.600%	11/7/06 (2)	11,200	11,200
Denver CO City & County Single Family
Mortgage Rev.	4.700%	12/1/39	6,100	6,518
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/08 (1)	14,000	13,091
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09 (1)	16,195	14,581
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (1)	7,185	6,227
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (1)	26,795	21,451
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (1)	5,000	3,843
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (1)	8,000	5,892
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (1)	5,000	3,520
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (1)	5,000	3,050
Northwest Parkway Public Highway Auth.
Colorado Convertible Rev.	0.000%	6/15/25 (4)	10,000	9,016
				216,433
Connecticut (1.6%)
Connecticut Dev. Auth. PCR
(Connecticut Power & Light)	5.850%	9/1/28	35,250	36,920
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT	3.350%	10/1/08 (2)	8,000	7,913
Connecticut GO	5.375%	4/15/12 (Prere.)	7,180	7,790
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,446
Connecticut GO	5.375%	4/15/12 (Prere.)	5,000	5,446
Connecticut GO	5.375%	4/15/12 (Prere.)	10,000	10,850
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,486
Connecticut GO	5.375%	11/15/12 (Prere.)	5,000	5,486
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.250%	11/1/08 (4)(Prere.)	5,880	6,131
				91,468

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38	5,000	5,418

District of Columbia (1.2%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	13,914
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/09 (3)	6,795	6,956
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/10 (3)	7,270	7,442
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13 (1)	2,500	2,700
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16 (1)	2,775	2,987
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17 (1)	2,000	2,152
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18 (1)	2,000	2,152
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/27 (1)	24,000	25,823
				64,126
Florida (4.0%)
Baywinds Community Dev. Dist. Florida
Special Assessment	4.900%	5/1/12	1,400	1,397
Baywinds Community Dev. Dist. Florida
Special Assessment	5.250%	5/1/37	1,135	1,137
Beacon Lakes FL Community Dev.	6.900%	5/1/35	18,300	20,044
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	13,693
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	8,240	8,877
East Homestead Community Dev. Dist. Florida
Special Assessment Rev.	5.000%	5/1/11	2,000	2,018
Florida Housing Finance Agency Rev.	5.750%	1/1/37	30,000	32,205
Highlands County FL Health Rev.
(Adventist Health System)	5.250%	11/15/36	14,800	15,787
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.000%	10/1/36	7,000	7,266
Hillsborough County FL IDA
(Tampa General Hosp. Project)	5.250%	10/1/41	10,000	10,589
Jacksonville FL Economic Dev. Community
Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36	14,400	15,124
Landmark at Doral Community Dev. Dist.
Florida Special Assessment	5.200%	5/1/15	5,680	5,707
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/11	1,475	1,546
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/14	1,000	1,043
Miami-Dade County FL Aviation–
Miami International Airport	5.000%	10/1/38 (11)	8,770	9,128
Miami-Dade County FL School Board COP	5.250%	10/1/18 (3)	7,915	8,638
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.	5.850%	8/1/09 (Prere.)	1,575	1,647
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.	6.000%	8/1/09 (Prere.)	2,000	2,140
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,116
Orange County FL Health Fac. Auth. Rev.
(Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	1,034
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.500%	5/1/10	700	707
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.800%	5/1/26	3,000	3,085
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,646
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)(ETM)	2,340	2,606
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (1)	7,220	7,992

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)(ETM)	2,060	2,350
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (1)	6,440	7,303
Palm Glades Comm. Dev. Dist.
(Florida Supplemental Assessment)	4.850%	8/1/11	3,250	3,250
Portico Community Dev. Dist. Florida
Capital Improvement Rev.	5.450%	5/1/37	3,000	3,044
St. John’s County FL IDA Health Care (Glenmoor)	5.250%	1/1/26	1,000	1,013
St. John’s County FL IDA Health Care (Glenmoor)	5.375%	1/1/40	2,000	2,038
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	19,377
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (3)	1,180	1,316
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (3)	1,720	1,930
Wentworth Estates Community Dev.
FL Special Assessment	5.125%	11/1/12	3,500	3,531
				222,324
Georgia (1.4%)
Atlanta GA Tax Allocation Princeton Lakes Project	5.500%	1/1/31	1,235	1,260
Cartersville GA Water & Waste Water Fac.
(Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,629
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/17 (1)	5,000	5,512
Fulton County GA Residential Care Fac.
(Canterbury Court)	6.125%	2/15/34	2,000	2,075
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,750	4,861
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)	4,060	4,830
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	95	112
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (1)(ETM)	845	1,016
Muni. Electric Auth. Georgia Subordinate
Bonds Project One PUT	5.000%	1/1/09 (2)	27,300	28,060
Richmond County GA Dev. Auth.
Environmental Improvement Rev.	5.750%	11/1/27	3,000	3,164
Winder-Barrow County GA Joint Dev. Auth.
Solid Waste Disposal Rev.
(Republic Services Inc.) VRDO	3.920%	11/7/06	23,800	23,800
				80,319
Guam (0.1%)
Guam Govt. Waterworks Auth. Water &
Wastewater System Rev.	6.000%	7/1/25	2,000	2,192
Guam Govt. Waterworks Auth. Water &
Wastewater System Rev.	5.875%	7/1/35	5,000	5,377
				7,569
Hawaii (1.5%)
Hawaii GO	5.000%	7/1/19 (2)	14,055	15,166
Hawaii GO	5.000%	7/1/20 (2)	14,850	15,995
Hawaii Harbor Capital Improvement Rev.	5.500%	7/1/27 (1)	18,500	19,057
Honolulu HI City & County GO	5.250%	7/1/12 (3)	4,950	5,355
Honolulu HI City & County GO	0.000%	7/1/17 (3)	6,000	3,875
Honolulu HI City & County GO	0.000%	7/1/18 (3)	2,000	1,231
Honolulu HI City & County GO	5.250%	7/1/20 (3)	15,360	16,872
Honolulu HI City & County GO	5.000%	7/1/22 (3)	8,115	8,692
				86,243
Idaho (0.0%)
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,720

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (2.4%)
Chicago IL GO	0.000%	1/1/26 (1)	10,550	9,427
Chicago IL GO	0.000%	1/1/27 (1)	10,075	9,007
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (1)(ETM)	7,155	8,022
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (1)(ETM)	10,000	12,972
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	20,000	21,662
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/07	10,000	10,043
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/43	20,500	22,482
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/25	7,635	7,941
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	4,119
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,209
Illinois Health Fac. Auth. Rev.
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,581
Illinois Sales Tax Rev.	5.500%	6/15/16 (3)	3,000	3,400
Illinois Sales Tax Rev.	5.750%	6/15/19 (3)	5,000	5,877
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	5.250%	6/15/42 (1)	10,000	10,721
				131,463
Indiana (1.6%)
Indiana Health Fac. Finance Auth. Rev.
(Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	26,554
Indiana Office Building Comm. Rev.
(Capitol Complex)	6.900%	7/1/11	13,465	14,562
Indianapolis IN Airport Auth. Rev.
(Federal Express Corp.)	5.100%	1/15/17	21,000	22,246
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	21,500	24,685
				88,047
Iowa (0.5%)
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/34	25,000	25,188

Kansas (0.7%)
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/26	2,000	2,122
Olathe Kansas Senior Living Fac. Rev.
Catholic Care Campus Inc.	6.000%	11/15/38	2,000	2,104
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/32	9,000	9,855
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/32	21,100	21,957
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26	1,000	996
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31	1,000	1,003
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/36	825	862
				38,899
Kentucky (1.2%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,182
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.700%	1/1/21 (2)	2,000	2,046
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (1)	7,500	8,119
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	5,300	5,913
Kentucky Property & Building Comm. Rev.	5.250%	10/1/16 (4)	7,000	7,853
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,630
Kentucky Property & Building Comm. Rev.	5.250%	10/1/17 (4)	2,000	2,254

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.250%	1/1/11 (4)(Prere.)	6,000	6,389
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	16,000	17,012
				64,398
Louisiana (0.5%)
Calcasieu Parish LA IDR PCR
(Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	5,010
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,252
				26,262
Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,797

Maryland (2.8%)
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	13,265	14,235
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.750%	12/1/09 (Prere.)	25,000	27,999
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	3,028
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.000%	12/1/31	12,000	12,018
Maryland Econ. Dev. Corp. Rev.
(Chesapeake Bay Conference Center)	5.250%	12/1/31	2,000	2,028
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/38 (4)	30,000	35,438
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	16,746
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.750%	7/1/21	3,930	4,199
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/22	3,000	3,287
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/28	8,070	8,391
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/32	6,500	7,091
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/34	15,500	16,063
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	444
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev.
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,149
				153,116
Massachusetts (3.8%)
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,151
Massachusetts GO	5.250%	8/1/22 (1)	25,000	28,593
Massachusetts GO	5.250%	8/1/23	30,000	34,227
Massachusetts GO	5.500%	12/1/23 (2)	18,780	22,139
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/15	22,500	23,463
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of
Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	6,900	7,366
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of
Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	18,699
*Massachusetts Ind. Finance Agency Solid Waste
Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/12	5,098	10

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Muni. Wholesale
Electric Co. Power System Rev.	5.250%	7/1/15 (1)	7,535	8,112
Massachusetts Special Obligation
Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	16,909
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	43,700	52,615
				214,284
Michigan (1.4%)
Delta County MI Econ. Dev. Corp. Rev.
(Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,431
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/32	5,000	5,354
Michigan Hosp. Finance Auth. Rev.
(Henry Ford Health System)	5.250%	11/15/46	55,000	58,247
				76,032
Minnesota (1.3%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/30	3,000	3,155
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/24 (2)	7,000	7,174
Minneapolis MN Health Care System
(Allina Health System)	6.000%	11/15/23	7,000	7,721
Minneapolis MN Health Care System
(Allina Health System)	5.750%	11/15/32	39,000	42,110
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.375%	11/15/18	8,850	9,139
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)	5.500%	11/15/27	4,500	4,663
				73,962
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni.
Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	11,988

Missouri (1.1%)
Missouri Dev. Finance Board Infrastructure Fac.
Branson Landing Rev.	5.000%	6/1/35	4,000	4,101
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Mission Health System)	5.375%	11/15/16 (1)	7,000	7,149
Missouri Jt. Muni. Electric Util. Comm. Power
Project Rev. Plum Point Project	5.000%	1/1/28 (1)	5,000	5,321
St. Louis MO Airport Rev. Lambert–
St. Louis International Airport	5.500%	7/1/27 (1)	10,000	11,876
St. Louis MO Airport Rev. Lambert–
St. Louis International Airport	5.500%	7/1/28 (1)	10,000	11,917
St. Louis MO Airport Rev. Lambert–
St. Louis International Airport	5.500%	7/1/29 (1)	6,000	7,172
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	11,492
				59,028
Montana (0.1%)
Montana Board Housing
(Single Family Mortgage) Rev.	5.750%	12/1/37	6,500	6,982

Nebraska (0.9%)
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)	5.250%	6/1/31 (2)	5,500	5,743
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/16	21,345	22,796
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/17	22,370	23,819
				52,358

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (1.2%)
Clark County NV Airport Improvement Rev.	5.000%	7/1/08	23,000	23,482
Clark County NV PCR
(Southern California Edison Co.) PUT	3.250%	3/2/09	12,500	12,196
[1] Las Vegas NV Convention &
Visitors Auth. TOB VRDO	3.600%	11/7/06 (2)	14,710	14,710
Washoe County NV Water Fac. Rev.
(Sierra Pacific Power Co.) PUT	5.000%	7/1/09	15,000	15,194
				65,582
New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/09	20,925	20,599

New Jersey (10.3%)
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,374
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,619
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/19	2,000	2,016
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.000%	1/1/29	7,500	7,563
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	2,000	2,049
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/29	10,000	10,084
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	21,760
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,924
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill–DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,651
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road
Landfill–DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	35,934
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.000%	1/1/15	825	838
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.750%	1/1/25	710	732
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project)	5.875%	1/1/37	1,230	1,270
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	18,055	20,695
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	10,615
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,993
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	15,000	17,758
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	45,000	53,493
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	30,000	35,891
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)	6.625%	9/15/12	14,000	14,997
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	12,610	13,902
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	2,390	2,636
New Jersey Transit Corp. Capital GAN	5.500%	2/1/09 (2)	61,405	61,496
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	29,205
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	16,000	17,758
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	20,000	22,198
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	79,000	92,345
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	10,000	12,042

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22 (4)	16,630	17,742
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	32,495	22,984
				573,564
New Mexico (1.6%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/25	22,550	24,139
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,550
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,901
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	29,960
[2] New Mexico Mortgage Finance Auth. Single
Family Mortgage	5.600%	7/1/38	9,500	10,270
Univ. of New Mexico Univ. Rev.	5.000%	7/1/32 (4)(7)	3,500	3,672
				88,492
New York (8.8%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,645
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,223
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,074
Essex County NY IDA Solid Waste Disposal Rev.
(International Paper)	5.200%	12/1/23	2,750	2,850
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	22,000	25,560
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	8,149
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	18,000	21,650
Metro. New York Transp. Auth. Rev.
(Service Contract)	7.375%	7/1/08 (ETM)	8,685	9,030
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.500%	7/1/14	15,460	17,258
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.500%	7/1/15	28,165	31,693
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,789
New York City NY GO	5.000%	3/1/21	29,500	31,314
New York City NY GO	5.000%	3/1/22	30,975	32,835
New York City NY GO	5.000%	4/1/30	12,500	13,128
New York City NY IDA Special Fac. Rev.	5.500%	1/1/17	3,250	3,550
New York City NY IDA Special Fac. Rev.	5.500%	1/1/18	3,500	3,807
New York City NY IDA Special Fac. Rev.	5.500%	1/1/19	4,500	4,887
New York City NY IDA Special Fac. Rev.	5.500%	1/1/20	4,000	4,351
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	15,000	18,114
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35 (1)	24,635	25,792
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	3,925	4,218
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/34	5,000	5,238
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/17 (4)	8,000	8,699
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,579
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,888
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	16,212
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/10 (1)	8,360	8,640
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.000%	11/1/11 (1)	7,530	7,794

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.100%	11/1/12 (1)	9,105	9,437
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	23,318
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (1)	14,600	17,134
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.625%	11/15/14	3,000	3,153
Port Auth. of New York & New Jersey Rev.	6.000%	10/15/32 (1)	8,725	9,001
Port Auth. of New York & New Jersey Special
Obligation Rev. (JFK International Airport)	6.250%	12/1/08 (1)	4,000	4,204
Suffolk County NY IDA Continuing Care
Retirement Rev. (Jeffersons Ferry Project)	5.000%	11/1/28	2,000	2,072
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/17 (ETM)	10,000	11,224
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	15,000	16,273
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (1)	10,000	11,729
Triborough Bridge & Tunnel Auth. New York Rev.
(Convention Center Project)	7.250%	1/1/10	8,505	8,979
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,813
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	20,571
				491,875
North Carolina (2.5%)
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/39	35,000	36,727
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	17,455	18,814
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,552
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,627
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,227
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,148
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/18 (ETM)	6,665	8,297
North Carolina Medical Care Comm.
Health Care Fac. (Pennbyrn)	6.125%	10/1/35	12,500	13,026
North Carolina Medical Care Comm.
Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,456
North Carolina Medical Care Comm.
Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	16,960
[2] North Carolina Medical Care Comm.
Health Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,861
[2] North Carolina Medical Care Comm.
Health Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	1,167
North Carolina Medical Care Comm.
Retirement Fac. Rev. (United Methodist
Retirement Home)	7.250%	10/1/09 (Prere.)	13,000	14,298
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (1)	3,500	3,927
				140,087
Northern Mariana Islands (0.2%)
[3] Northern Mariana Islands GO	7.375%	6/1/30	10,500	11,445

Ohio (1.7%)
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.200%	12/1/06 (9)(ETM)	5,000	5,006
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.750%	12/1/07 (9)(ETM)	3,300	3,374
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.350%	12/1/08 (9)(ETM)	4,615	4,773

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County OH Hosp. Fac. Rev.
(Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	4,046
Ohio Common Schools PUT	2.450%	9/14/07	7,400	7,298
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41	21,000	21,949
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.620%	11/7/06	3,000	3,000
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/07	15,465	15,567
Ohio Water Dev. Auth. PCR	5.500%	12/1/21	10,440	12,278
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.350%	11/1/08 (Prere.)	2,500	2,607
Scioto County OH Marine Terminal Fac.
(Norfolk Southern Corp.)	5.300%	8/15/13	14,750	14,985
				94,883
Oklahoma (0.7%)
Oklahoma County OK Finance Auth.
Rev. Retirement Fac.	6.125%	11/15/25	2,000	2,042
Oklahoma County OK Finance Auth.
Rev. Retirement Fac.	6.000%	11/15/38	7,500	7,571
Oklahoma Housing Finance Agency Single Family
Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	3,000	3,286
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,581
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,848
Tulsa OK Muni. Airport Transp. Rev.
(American Airlines) PUT	5.650%	12/1/08	15,500	15,620
				37,948
Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.250%	5/1/21	5,000	5,274
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,521
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/20	1,595	1,713
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/32	3,000	3,127
				11,635
Pennsylvania (2.2%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/11 (1)	6,000	6,437
Bucks County PA IDA (Chandler Health Care)	5.700%	5/1/09	775	775
Bucks County PA IDA (Chandler Health Care)	6.200%	5/1/19	1,000	1,008
Bucks County PA IDA Retirement Community Rev.
(Ann’s Choice)	6.250%	1/1/35	3,000	3,172
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.500%	8/15/23	27,700	31,394
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.125%	12/15/20	1,000	1,017
Lebanon County PA Health Fac. Auth.
(Pleasant View Retirement)	5.300%	12/15/26	500	512
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	6,428
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,757
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	10,817
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Reliant Energy Seward Project)	6.750%	12/1/36	10,000	10,732
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	10,000	10,843

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,877
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	21,500	24,507
				122,276
Puerto Rico (3.4%)
Puerto Rico GO	5.000%	7/1/33	8,400	8,717
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	26,664
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/24	17,040	18,736
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	24,750	26,470
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/34	17,200	18,565
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/07	20,000	20,083
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	35,208
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	36,773
				191,216
South Carolina (2.7%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	11,120	11,705
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	24,215
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	12,105
Charleston SC Educ. Excellence Financing Corp. Rev.
(Charleston County School Dist.)	5.250%	12/1/25	5,000	5,381
Greenville County SC School Dist. GO	5.000%	12/1/27	35,000	37,045
Greenville County SC School Dist. GO	5.000%	12/1/28	12,480	13,209
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,650	1,665
Richland County SC (International Paper)	6.100%	4/1/23	22,750	24,752
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	22,567
				152,644
Tennessee (4.1%)
Memphis TN Electric System Rev.	5.000%	12/1/16 (1)	40,000	42,909
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/12	5,100	5,380
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	7,450	7,997
Metro. Govt. of Nashville & Davidson County TN
Electric Rev.	5.200%	5/15/23	17,000	17,668
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	10,865	11,815
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/11 (3)(Prere.)	9,235	10,042
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/15 (3)	4,070	4,401
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,664
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/19 (1)	8,395	9,066
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
(Northcrest Medical Center)	4.900%	8/1/08	1,300	1,304
[2] Sullivan County TN Health & Housing Fac.
Board Hosp. Rev. Wellmont Health System	5.250%	9/1/26	3,500	3,697
[2] Sullivan County TN Health & Housing Fac.
Board Hosp. Rev. Wellmont Health System	5.250%	9/1/36	12,000	12,601
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	27,285
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	30,495	32,925
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	1/1/37	16,000	17,207
Tennessee Housing Dev. Agency
(Homeownership Program)	5.750%	7/1/37	20,000	21,589
				230,550
Texas (4.5%)
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/18	5,000	5,320
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/08	35,200	35,845

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX GO	0.000%	10/1/13 (1)	9,630	7,387
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)(ETM)	2,500	2,623
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)	6,535	6,947
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/14 (1)	13,985	15,025
HFDC Central Texas Inc. Retirement Fac. Rev.	5.625%	11/1/26	1,850	1,898
HFDC Central Texas Inc. Retirement Fac. Rev.	5.750%	11/1/36	2,700	2,762
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,291
Houston TX Water & Sewer System Rev.	0.000%	12/1/11 (2)	24,810	20,473
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	26,000	20,610
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)	6.950%	4/1/30	11,000	12,135
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy)	5.600%	3/1/27	7,500	7,930
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.500%	2/15/25	2,100	2,206
Mesquite TX Health Fac. Dev.
Christian Care Center Rev.	5.625%	2/15/35	3,400	3,585
[1] Port Corpus Christi TX Auth. Rev.
Solid Waste Disposal
(Flint Hills Resources Project) VRDO	3.870%	11/7/06	5,000	5,000
Port Corpus Christi TX Auth. Rev.
Solid Waste Disposal
(Flint Hills Resources Project) VRDO	3.870%	11/7/06	7,500	7,500
Sabine River Auth. Texas PCR
(Texas Util. Electric Co.) PUT	5.750%	11/1/11	11,000	11,689
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,560	2,763
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,240	5,633
Texas A & M Univ. Rev. Financing System	5.000%	5/15/14	5,000	5,415
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	7,080	7,712
Texas A & M Univ. Rev. Financing System	5.000%	5/15/15	5,550	6,046
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	3,245	3,520
Texas A & M Univ. Rev. Financing System	5.000%	5/15/16	5,000	5,424
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (1)(ETM)	280	189
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/13	2,500	2,685
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/14	6,650	7,195
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	5,991
Texas Water Finance Assistance GO	5.750%	8/1/31	21,395	23,201
				249,000
Virgin Islands (1.0%)
Virgin Islands Public Finance Auth. Rev.	5.500%	10/1/07	6,530	6,628
Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/08	4,915	5,121
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09	3,065	3,165
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13	11,000	11,484
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18	19,000	19,844
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	11,003
				57,245
Virginia (1.5%)
[1] Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	7.250%	10/1/31	5,680	5,924
[1] Alexandria VA Redev. & Housing Auth. Rev.
(Portals West)	8.250%	4/1/32	475	506
Chesterfield County VA Mortgage Rev.
(Brandermill Woods)	6.500%	1/1/28	15,026	15,547
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/30	7,600	8,090

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lynchburg VA IDA Healthcare Fac. Rev.
(Centra Health)	5.200%	1/1/08 (Prere.)	2,985	3,068
Lynchburg VA IDA Healthcare Fac. Rev.
(Centra Health)	5.200%	1/1/18	515	525
Norfolk VA Redev. Housing Auth. Rev.	6.000%	1/1/25	500	521
Norfolk VA Redev. Housing Auth. Rev.	6.125%	1/1/35	1,100	1,143
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	5.250%	8/15/07 (ETM)	4,600	4,661
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	5.250%	8/15/08 (Prere.)	6,000	6,291
Pocahontas Parkway Assn. Virginia Route 895
Connector Toll Road Rev.	5.500%	8/15/08 (Prere.)	24,000	25,266
Virginia Beach VA Dev. Auth. Residential Care
Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/09 (Prere.)	9,000	10,086
				81,628
Washington (0.9%)
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/10 (1)	19,550	17,077
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/11 (1)	11,400	9,576
Chelan County WA Public Util. Dist.
(Rock Island Hydro)	0.000%	6/1/12 (1)	19,650	15,847
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,993
				49,493
West Virginia (0.6%)
Mason County WV PCR
Appalachian Power Co. Project	5.500%	10/1/22	20,000	20,685
West Virginia Building Comm. Rev.
(Jail & Correction Fac.)	7.000%	7/1/13 (1)(ETM)	8,390	10,023
				30,708
Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev.
(Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,806

Wyoming (0.3%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/07	18,900	18,653
Total Municipal Bonds (Cost $5,179,900)				5,433,428
			Shares
Temporary Cash Investment (2.9%)
[4] Vanguard Municipal Cash Management Fund, 3.522%
(Cost $159,353)		159,352,651		159,353
Total Investments (100.5%) (Cost $5,339,253)				5,592,781
Other Assets and Liabilities (–0.5%)
Other Assets—Note B				81,069
Liabilities				(106,792)
				(25,723)
Net Assets (100%)				5,567,058

High-Yield Tax-Exempt Fund

At October 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	5,391,366
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(74,346)
Unrealized Appreciation (Depreciation)
Investment Securities	253,528
Futures Contracts	(3,490)
Net Assets	5,567,058

Investor Shares—Net Assets
Applicable to 167,740,451 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,829,681
Net Asset Value Per Share—Investor Shares	$10.91

Admiral Shares—Net Assets
Applicable to 342,634,125 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,737,377
Net Asset Value Per Share—Admiral Shares	$10.91

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security—security in default.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of these securities was $55,429,000, representing 1.0% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2006.
3	Securities with a value of $9,810,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see back cover.

This page intentionally left blank.

This page intentionally left blank.

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2006 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

F950 122006

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2006: $155,000
Fiscal Year Ended October 31, 2005: $127,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended October 31, 2006: $2,347,620
Fiscal Year Ended October 31, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended October 31, 2006: $530,000
Fiscal Year Ended October 31, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended October 31, 2006: $101,300
Fiscal Year Ended October 31, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended October 31, 2006: $0
Fiscal Year Ended October 31, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2006: $101,300
Fiscal Year Ended October 31, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 15, 2006

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 15, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.